UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

     Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)      (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Annual Report and Shareholder Letter
September 30, 2014

Franklin Custodian Funds

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Annual Report
Economic and Market Overview	3
Franklin DynaTech Fund	4
Franklin Growth Fund	14
Franklin Income Fund	24
Franklin U.S. Government
Securities Fund	35
Franklin Utilities Fund	44
Financial Highlights and
Statements of Investments	54
Financial Statements	116
Notes to Financial Statements	125
Report of Independent Registered
Public Accounting Firm	144
Tax Information	145
Board Members and Officers	146
Shareholder Information	151

|1

Annual Report

Economic and Market Overview

The U.S. economy continued to show signs of recovery during the 12-month period ended September 30, 2014, underpinned by manufacturing activity, consumer and business spending and rising inventories. Economic activity rebounded strongly in the second quarter of 2014 after severe weather conditions and a slowdown in health care spending led to a contraction in the first quarter. Except for a sharp rebound in March, retail sales rose at a modest pace that missed consensus expectations for most of the period. In the housing market, home sales experienced some weather-related weakness early in 2014 but ticked up in May, and home prices remained higher than a year earlier. The unemployment rate declined to 5.9% in September 2014 from 7.2% in September 2013.1 Inflation, as measured by the Consumer Price Index, was subdued for the period.

U.S. economic growth trends were generally encouraging during the period. In January 2014, the U.S. Federal Reserve Board (Fed) began reducing its bond purchases $10 billion a month, based on largely positive economic and employment data in late 2013. The Fed continued to taper its asset purchases during the year. In September 2014, the Fed indicated it planned to maintain its near-zero interest rate policy for a “considerable time” after its bond-buying program likely ends in October. The Fed also noted that inflation remained below its unofficial 2% target. Fed actions to normalize monetary policy remained dependent on economic performance, and the Fed lowered its U.S. economic growth projections in September.

Investors’ confidence grew as corporate profits rose and generally favorable economic data indicated continued recovery despite brief sell-offs when many investors reacted to the Fed’s statements, political instability in certain emerging markets, crises in Ukraine and the Middle East, weakness in Europe and moderating economic data in China. U.S. stocks rose for the 12 months under review as the Standard & Poor’s 500 Index (S&P 500) and Dow Jones Industrial Average reached all-time highs.

The 10-year Treasury yield rose from 2.64% at the beginning of the period to a high of 3.04% on December 31, 2013, mainly because of an improved economic environment and market uncertainty about the Fed’s plans. However, the yield declined to 2.52% at period-end, as investors shifted to less risky assets following the crises in Ukraine and the Middle East, growth concerns about emerging markets, record low bond yields and weak economic data in Europe, and lower Treasury issuance.

The foregoing information reflects our analysis and opinions as of September 30, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin DynaTech Fund

This annual report for Franklin DynaTech Fund covers the fiscal year ended September 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by investing substantially in equity securities of companies emphasizing scientific or technological development or that are in fast-growing industries.

Performance Overview

The Fund’s Class A shares delivered a +13.98% cumulative total return for the 12 months under review. In comparison, the Russell 1000® Growth Index, which measures performance of the largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values, generated a total return of +19.15%.1 Also for comparison, the broad U.S. stock market as measured by the Standard & Poor’s 500 Index (S&P 500), produced a +19.73% return, and domestic and international-based stocks as measured by the NASDAQ Composite Index® posted a +20.61% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

The Fund’s health care positions contributed notably to absolute performance during the reporting period.2 Although generic and branded pharmaceuticals firm Actavis reported an operating loss for 2013, its shares were propelled during the reporting period by double-digit growth in sales of North American core branded products aided by its acquisition of specialty drug company Warner Chilcott. In addition, the launch of generic versions of Lidoderm and Cymbalta enjoyed strong sales. In biotechnology, Gilead Sciences, which specializes in antiviral and cardiovascular treatments, benefited from doubled revenue and earnings for the first and second quarters of 2014, largely based on strong sales of its hepatitis C medicine Sovaldi released in December 2013, as well as growing sales of its HIV drugs Stribild and Complera. Genetic analysis tools manufacturer Illumina experienced robust performance across all products and geographic regions in 2013 and introduced new products in early 2014 that the company hoped would redefine the direction of genetic research. Illumina issued encouraging future earnings guidance and experienced double-digit revenue growth in 2014.

The Fund’s information technology (IT) positions also substantially supported results.3 The share price of personal computing and mobile communication device manufacturer Apple reached a record high during the period due to strong quarterly results, high expectations of new product launches and a stock split aimed at lowering its share price to make it affordable to more people. Web-based search engine and advertising provider Google, which celebrated its 10th year since its initial public offering, reported second-quarter sales that exceeded estimates as the company sold more advertising and boosted user traffic

1. Source: Morningstar.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell
Investment Group.
See www.franklintempletondatasources.com for additional data provider information.
2. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, health care technology, life sciences tools and services, and pharmaceuticals in the SOI.
3. The IT sector comprises communications equipment; computers and peripherals; Internet and catalog retail; Internet software and services; IT services; semiconductors and semiconductor equipment; software; and technology hardware, storage and peripherals in the SOI.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 59.

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FRANKLIN DYNATECH FUND

to attract marketers. Supported by double-digit increases in the number of traditional and mobile users, Facebook doubled its first- and second-quarter earnings aided by increased advertising revenue, particularly for mobile advertising that represented over half of total revenue. Intel shipped a record number of microprocessor units in the second quarter, fueling a double-digit increase in quarterly income from its personal computer, data center and Internet businesses.

Portfolio Breakdown

Based on Total Net Assets as of 9/30/14

Top 10 Holdings
9/30/14
Company	% of Total
Sector/Industry	Net Assets
Google Inc., A & C	3.1%
Internet Software & Services
Actavis PLC	2.8%
Pharmaceuticals
Gilead Sciences Inc.	2.4%
Biotechnology
Biogen Idec Inc.	2.2%
Biotechnology
Facebook Inc., A	2.2%
Internet Software & Services
MasterCard Inc., A	2.1%
IT Services
Visa Inc., A	2.1%
IT Services
Apple Inc.	2.1%
Technology Hardware, Storage & Peripherals
Celgene Corp.	2.0%
Biotechnology
Amazon.com Inc.	1.8%
Internet & Catalog Retail

In contrast, some holdings notably weighed on performance. Revenue fell for biopharmaceutical firm Celldex Therapeutics, which specializes in immunology, as royalties expired for infant rotavirus vaccine Rotarix and the firm pursued clinical studies for new medicines. Despite generating increased revenue above estimates, the share price declined for LinkedIn, the world’s largest professional, Internet network, after the company reported operating losses, lower 2014 earnings guidance and slower user base growth. Challenges for LinkedIn included a low percentage of paid subscription users, narrow operating margins, and high sales and marketing costs. Although revenue grew and market share improved for NetSuite, a leading provider of cloud-based financials, enterprise resource planning and omnichannel commerce software suites, the company suffered from net losses resulting from its sales promotion and product development efforts. The stock price declined for MercadoLibre, Latin America’s leading e-commerce technology company, largely as a result of inconsistent quarterly earnings as well as concerns about inflation and currency risks in Venezuela and Argentina, in which the company earned much of its recent profits. MercadoLibre sought to enhance its website and customer experience, including for mobile users.

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FRANKLIN DYNATECH FUND

As managers of Franklin DynaTech Fund, at period-end we remained encouraged by the relative abundance of companies that we believe have strong long-term growth prospects trading at what we perceive to be attractive valuations. We believe it is these innovative, thought-leading companies that may promote economic advancement over the longer term.

Thank you for your continued participation in Franklin DynaTech Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN DYNATECH FUND

Performance Summary as of September 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	9/30/14	9/30/13	Change
A (FKDNX)	$46.08	$42.13	+$3.95
C (FDYNX)	$40.53	$37.53	+$3.00
R (FDNRX)	$45.35	$41.58	+$3.77
R6 (FDTRX)	$46.97	$42.74	+$4.23
Advisor (FDYZX)	$46.87	$42.71	+$4.16

Distributions (10/1/13–9/30/14)
Long-Term
Share Class	Capital Gain
A	$1.8063
C	$1.8063
R	$1.8063
R6	$1.8063
Advisor	$1.8063

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FRANKLIN DYNATECH FUND
PERFORMANCE SUMMARY

Performance as of 9/30/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[2]	Total Return[3]	10,000 Investment[4]	Operating Expenses[5]
A				0.94%
1-Year	+13.98%	+7.42%	$10,742
5-Year	+111.47%	+14.79%	$19,928
10-Year	+150.89%	+8.99%	$23,650
C				1.69%
1-Year	+13.13%	+12.13%	$11,213
5-Year	+103.74%	+15.30%	$20,374
10-Year	+132.74%	+8.81%	$23,274
R				1.19%
1-Year	+13.72%	+13.72%	$11,372
5-Year	+108.91%	+15.88%	$20,891
Since Inception (12/1/08)	+208.57%	+21.32%	$30,857
R6				0.52%
1-Year	+14.45%	+14.45%	$11,445
Since Inception (5/1/13)	+33.79%	+22.82%	$13,379
Advisor[6]				0.69%
1-Year	+14.29%	+14.29%	$11,429
5-Year	+114.19%	+16.46%	$21,419
10-Year	+154.95%	+9.81%	$25,495

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Annual Report franklintempleton.com

FRANKLIN DYNATECH FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN DYNATECH FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

10 | Annual Report franklintempleton.com

FRANKLIN DYNATECH FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

All investments involve risks, including possible loss of principal. The Fund’s investments in fast-growing industries, including the technology and health care sectors (which have historically been volatile) could result in increased price fluctuation, especially over the short term, due to the rapid pace of product change and development and changes in government regulation of companies emphasizing scientific or technological advancement or regulatory approval for new drugs and medical instruments. The Fund may also invest in small capitalization companies, which can be particularly sensitive to changing economic condi-
tions, and their prospects for growth are less certain than those of larger, more established companies. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/3/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/15/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+74.82% and +9.15%.
7. Source: Morningstar. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The NASDAQ Composite Index is a broad-based, market capitalization-weighted index designed to measure all NASDAQ domestic and international-based common type stocks listed on The NASDAQ Stock Market.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell
Investment Group.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com Annual Report | 11

FRANKLIN DYNATECH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN DYNATECH FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 4/1/14	Value 9/30/14	Period* 4/1/14–9/30/14
A
Actual	$1,000	$1,047.30	$4.57
Hypothetical (5% return before expenses)	$1,000	$1,020.61	$4.51
C
Actual	$1,000	$1,043.20	$8.40
Hypothetical (5% return before expenses)	$1,000	$1,016.85	$8.29
R
Actual	$1,000	$1,046.10	$5.85
Hypothetical (5% return before expenses)	$1,000	$1,019.35	$5.77
R6
Actual	$1,000	$1,049.40	$2.52
Hypothetical (5% return before expenses)	$1,000	$1,022.61	$2.48
Advisor
Actual	$1,000	$1,048.80	$3.29
Hypothetical (5% return before expenses)	$1,000	$1,021.86	$3.24

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.89%;
C: 1.64%; R: 1.14%; R6: 0.49%; and Advisor: 0.64%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

franklintempleton.com Annual Report | 13

Franklin Growth Fund

This annual report for Franklin Growth Fund covers the fiscal year ended September 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by investing substantially in equity securities of companies that are leaders in their industries.

Performance Overview

The Fund’s Class A shares delivered a +19.08% cumulative total return for the 12 months under review. In comparison, the Standard & Poor’s 500 Index, which is a broad measure of U.S. stock performance, generated a +19.73% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Portfolio Breakdown

Based on Total Net Assets as of 9/30/14

Manager’s Discussion

Franklin Growth Fund owned shares of 160 companies at period-end. We continue to invest in a broad array of companies of all sizes and in varied industries.

1. Source: Morningstar.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 68.

14 | Annual Report franklintempleton.com

FRANKLIN GROWTH FUND

During the year under review, all investment sectors benefited absolute performance, particularly industrials, health care and information technology (IT).2 In industrials, air service provider Alaska Air Group reported strong revenue growth in the second quarter of 2014 driven by increases in the passenger, freight and mail, and other segments. The company’s initiatives to boost revenue from other segments, such as modifying its card agreement with Bank of America, increasing bag fees and adding more seats, succeeded as these sources recorded the highest growth during the second quarter. Defense contractor Northrop Grumman’s share price rose as an analyst raised its rating to outperform due to robust earnings growth, a solid financial position with reasonable debt levels, attractive valuation levels and healthy cash flow from operations.

In health care, despite some volatility due to a potential hostile takeover by Valeant Pharmaceuticals, beauty drug maker Allergan’s share price soared during the Fund’s fiscal year as the firm experienced strong second-quarter earnings resulting from its growing niche market position and solid product pipeline. The shares of biotechnology firm Biogen Idec gained after the U.S. Food and Drug Administration approved Plegridy, the company’s new treatment for patients with relapsing multiple sclerosis. Biogen Idec also benefited from an improved return on equity, low debt level and strong earnings growth.

In IT, the share price of personal computing and mobile communication device manufacturer Apple reached a record high during the period due to strong quarterly results, high expectations of new product launches and a stock split aimed at lowering its share price to make it affordable to more people. Web-based search engine and advertising provider Google, which celebrated its 10th year since its initial public offering, reported second-quarter sales that exceeded estimates as the company sold more advertising and boosted user traffic to attract marketers.

Top 10 Holdings
9/30/14
Company	% of Total
Sector/Industry	Net Assets

Apple Inc.	3.9%
Technology Hardware & Equipment
Allergan Inc.	1.7%
Pharmaceuticals, Biotechnology & Life Sciences
Google Inc., A & C	1.7%
Software & Services
Biogen Idec Inc.	1.6%
Pharmaceuticals, Biotechnology & Life Sciences
The Walt Disney Co.	1.4%
Media
Northrop Grumman Corp.	1.4%
Capital Goods
Amgen Inc.	1.4%
Pharmaceuticals, Biotechnology & Life Sciences
The Boeing Co.	1.4%
Capital Goods
Alaska Air Group Inc.	1.3%
Transportation
W.W. Grainger Inc.	1.3%
Capital Goods

Conversely, some holdings weighed on absolute Fund performance. The share price of blood management solutions provider Haemonetics fell as the firm experienced a large year-over-year earnings decline mostly due to weak performance of its blood center disposables business. Nevertheless, the company’s hospital diagnostics business continued to grow and company management expected this segment to boost its operating income in its next fiscal year. Maintenance, repair and operating supplies distributor W.W. Grainger lowered its 2014 sales guidance and narrowed its earnings per share guidance. Nonetheless, the company expected long-term growth from expanding its product offerings and sales force. Mostly due to first-quarter weakness, earnings per share declined through the first six months of 2014 compared with the same period in 2013 for Waters, an analytical instrument manufacturing company. However, growing pharmaceutical demand and strong sales in the U.S. led to improvement in the second quarter, which the firm expected to continue.

2. The industrials sector comprises capital goods, commercial and professional services, and transportation in the SOI. The health care sector comprises health care equipment and services; and pharmaceuticals, biotechnology and life sciences in the SOI. The IT sector comprises semiconductors and semiconductor equipment;
software and services; and technology hardware and equipment in the SOI.

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FRANKLIN GROWTH FUND

Thank you for your continued participation in Franklin Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Conrad Herrmann is a senior vice president and portfolio manager for Franklin’s equity group and joined Franklin Templeton Investments in 1989. He is a lead portfolio manager for several equity growth portfolios and also serves as a back-up manager for Franklin Growth Fund and other growth portfolios. Prior to joining Franklin Templeton Investments, Mr. Herrmann was a vice president of Aquila Management, a mutual fund group in New York City, having joined the firm in 1983 as a fixed-income analyst.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN GROWTH FUND

Performance Summary as of September 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	9/30/14	9/30/13	Change
A (FKGRX)	$70.51	$59.49	+$11.02
C (FRGSX)	$65.75	$55.64	+$10.11
R (FGSRX)	$70.05	$59.07	+$10.98
R6 (FIFRX)	$70.76	$59.71	+$11.05
Advisor (FCGAX)	$70.75	$59.66	+$11.09

Distributions (10/1/13–9/30/14)
Dividend
Share Class	Income
A	$0.2953
R	$0.0961
R6	$0.5774
Advisor	$0.4175

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FRANKLIN GROWTH FUND
PERFORMANCE SUMMARY

Performance as of 9/30/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						0.92%	0.93%
1-Year	+	19.08%	+	12.23%	$11,223
5-Year	+	98.21%	+	13.31%	$18,679
10-Year	+	141.51%	+	8.57%	$22,759
C						1.67%	1.68%
1-Year	+	18.17%	+	17.17%	$11,717
5-Year	+	90.94%	+	13.81%	$19,094
10-Year	+	124.07%	+	8.40%	$22,407
R						1.17%	1.18%
1-Year	+	18.77%	+	18.77%	$11,877
5-Year	+	95.76%	+	14.38%	$19,576
10-Year	+	135.50%	+	8.94%	$23,550
R6						0.49%	0.50%
1-Year	+	19.59%	+	19.59%	$11,959
Since Inception (5/1/13)	+	30.82%	+	20.89%	$13,082
Advisor						0.67%	0.68%
1-Year	+	19.37%	+	19.37%	$11,937
5-Year	+	100.71%	+	14.95%	$20,071
10-Year	+	147.61%	+	9.49%	$24,761

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

18 | Annual Report franklintempleton.com

FRANKLIN GROWTH FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

franklintempleton.com Annual Report | 19

FRANKLIN GROWTH FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

Class R (10/1/04–9/30/14)

$25,000
$20,000
$15,000
$10,000
$5,000
10/04
9/06
9/08
9/10
9/12
9/14
$23,550
$21,804
Franklin Growth Fund
S&P 500[6]

Average Annual Total Return

Class R	9/30/14
1-Year	+18.77%
5-Year	+14.38%
10-Year	+8.94%

Class R6 (5/1/13–9/30/14)

$15,000
$10,000
$5,000
5/13
9/13
9/14
$13,082
$12,723
Franklin Growth Fund
S&P 500[6]

Average Annual Total Return

Class R6	9/30/14
1-Year	+19.59%
Since Inception (5/1/13)	+20.89%

20 | Annual Report franklintempleton.com

FRANKLIN GROWTH FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

All investments involve risks, including possible loss of principal. Historically, the Fund has focused on larger companies. The Fund may also invest in small, relatively new and/or unseasoned companies, which involves additional risks, as the price of these securities can be volatile, particularly over the short term.
The Fund may focus on particular sectors of the market from time to time, which can carry greater risks of adverse developments in such sectors. In addition, the Fund may invest up to 40% of its net assets in stocks of foreign companies, which involve special risks, including currency fluctuations and economic as well as political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees an expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com Annual Report | 21

FRANKLIN GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

22 | Annual Report franklintempleton.com

FRANKLIN GROWTH FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 4/1/14	Value 9/30/14	Period* 4/1/14–9/30/14
A
Actual	$1,000	$1,057.40	$4.64
Hypothetical (5% return before expenses)	$1,000	$1,020.56	$4.56
C
Actual	$1,000	$1,053.50	$8.49
Hypothetical (5% return before expenses)	$1,000	$1,016.80	$8.34
R
Actual	$1,000	$1,055.90	$5.93
Hypothetical (5% return before expenses)	$1,000	$1,019.30	$5.82
R6
Actual	$1,000	$1,059.80	$2.38
Hypothetical (5% return before expenses)	$1,000	$1,022.76	$2.33
Advisor
Actual	$1,000	$1,058.70	$3.35
Hypothetical (5% return before expenses)	$1,000	$1,021.81	$3.29

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.90%;
C: 1.65%; R: 1.15%; R6: 0.46% and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

franklintempleton.com Annual Report | 23

Franklin Income Fund

This annual report for Franklin Income Fund covers the fiscal year ended September 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.

Performance Overview

The Fund’s Class A shares delivered a cumulative total return of +11.86% for the 12 months under review. In comparison, the Fund’s equity benchmark, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, returned +19.73%.1 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks the U.S. investment-grade, taxable bond market, posted a +3.96% total return.1 The Fund’s peers, as measured by the Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average, which consists of funds chosen by Lipper that, by practice, maintain a mix of 40% to 60% equity securities, with the remainder in bonds and cash, returned +8.57%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 28.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
10/1/13–9/30/14
		Dividend per Share (cents)
					Advisor
Month	Class A	Class C	Class R	Class R6	Class
October	1.05	0.95	0.98	1.09	1.08
November	1.05	0.95	0.98	1.09	1.08
December	1.05	0.94	0.98	1.09	1.08
January	1.05	0.94	0.98	1.09	1.08
February	1.00	0.89	0.93	1.04	1.03
March	1.00	0.90	0.93	1.04	1.03
April	1.00	0.90	0.93	1.04	1.03
May	1.00	0.90	0.93	1.04	1.03
June	1.00	0.90	0.92	1.05	1.03
July	1.00	0.90	0.92	1.05	1.03
August	1.00	0.90	0.92	1.05	1.03
September	1.00	0.89	0.93	1.05	1.03
Total	12.20	10.96	11.33	12.72	12.56

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Investment Strategy

By generally performing independent analysis of debt, convertible and equity securities, we search for undervalued or out-of-favor securities we believe offer opportunities for income today and significant growth tomorrow. We consider such factors as a company’s experience and managerial strength; its cash flow potential and profitability; its competitive positioning and advantages; its responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings.

1. Source: Morningstar.
2. Source: Lipper, a Thomson Reuters Company. For the 12-month period ended 9/30/14, this category consisted of 538 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. The Fund’s performance relative to the average may have differed if these and other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 78.

24 | Annual Report franklintempleton.com

FRANKLIN INCOME FUND

Portfolio Breakdown
9/30/14
% of Total
Net Assets
Equity*	60.6%
Utilities	12.1%
Energy	10.9%
Materials	9.7%
Financials	6.3%
Health Care	5.1%
Information Technology	4.7%
Industrials	4.2%
Consumer Discretionary	3.8%
Telecommunication Services	3.0%
Consumer Staples	0.8%
Fixed Income	38.2%
Energy	9.1%
Consumer Discretionary	7.4%
Financials	4.1%
Telecommunication Services	3.9%
Information Technology	3.5%
Materials	3.1%
Health Care	2.8%
Other	4.3%
Short-Term Investments & Other Net Assets	1.2%

*Includes convertible bonds.

Manager’s Discussion

During the 12 months under review, we continued to strategically shift the Fund’s asset mix, and our equity holdings declined while our fixed income holdings increased. The Fund’s equity weighting fell from 63.4% to 60.6% of total net assets and its fixed income weighting rose from 35.1% to 38.2%. Our cash position decreased during the period from 1.5% to 1.2% of total net assets.

The Fund’s equity and fixed income positions contributed to returns during the period. The equity side of our portfolio benefited from positions in utilities, financials, energy and materials, as well as from smaller positions in other sectors. In fixed income, the Fund’s positions in communications, technology and energy were strong contributors. The Fund had few equity and fixed income detractors.

During the period, the Fund benefited from strong U.S. equity market performance that led all of the Fund’s equity sector positions to produce positive returns. At the sector level, the four largest sectors — utilities, financials, energy and materials —had the greatest positive effect.

The Fund’s largest equity sector weighting during the period was in utilities. Companies with relatively high commodity exposure such as Dynegy, Exelon and Entergy, as well as regulated utilities such as Duke Energy and PG&E, produced double-digit gains. Utilities continued to offer attractive dividend levels that appealed to many yield-oriented investors, especially as yields on Treasury bonds and other segments of the broader fixed income market remained near historically low levels. In this environment, we continued to find what we considered interesting energy infrastructure-related growth opportunities within the utilities sector, as individual companies invested in critical projects to fortify the U.S. electricity transmission grid, replaced aging gas pipelines, built facilities for the transport of liquefied natural gas and improved the ecological characteristics, such as reducing emissions, of their generating plants.

The Fund’s equity financials positions continued to be most concentrated among large U.S. banks, and the strong performance of Wells Fargo & Co., JPMorgan Chase & Co. and Bank of America helped Fund returns. We remained optimistic about the long-term outlook for financials because of improved loan growth, low credit losses, solid capital levels and better clarity on various regulatory measures that were gradually implemented following the 2008–2009 financial crisis. Net interest margins — a performance measurement that serves as a key driver of earnings at major U.S. banks — reached low levels at period-end, but we believe a possible gradual recovery could drive improved profitability for the U.S. banking sector.

Equity energy sector returns were boosted by solid gains among large integrated oil companies such as Royal Dutch Shell, BP and Total, which increased their production levels and focused on cash generation. As evidenced by these positions, in general, we identified what we considered exceptional energy sector investment opportunities on a global scale. We felt that certain companies offered similar geographic footprints but more attractive valuations, higher dividend yields and/or superior earnings growth potential than those available in the U.S. market. Pipeline operator The Williams Companies also added to returns.

Low natural gas prices during the period favorably impacted costs, capital allocation decisions and economic growth and drove the strong performance of The Dow Chemical Co. and LyondellBasell Industries, which led our materials equity sector positions.

franklintempleton.com Annual Report | 25

FRANKLIN INCOME FUND

Some other notable individual contributors included Intel, which benefited from improved demand for personal computer semiconductors. Strong product pipelines helped pharmaceutical companies Merck & Co. and Eli Lilly & Co. In addition, shares of defense contractor Lockheed Martin rose as revenue and profitability climbed throughout the period.

Although all of the Fund’s equity sectors contributed to absolute returns during the period, the consumer discretionary sector generated the lowest positive return. This was largely because of flat or negative share price movements by our positions in General Motors, Volkswagen International Finance and Lowe’s (sold by period-end). Individual detractors included several mining companies such as Newmont Mining, Barrick Gold and Goldcorp, which were pressured during the period by market price and production growth declines. Offshore oil and gas drilling companies Transocean, Diamond Offshore Drilling and Cobalt International were also weak during the period.

The Fund’s strongest fixed income performance during the fiscal year came from its higher credit quality holdings, while several of its lower credit quality holdings were among the largest detractors. This performance contrasted with that of 2013, when holdings rated CCC and B were among the Fund’s strongest performers. This dynamic was most notable near period-end when heightened concerns about slower economic growth and technical challenges in the broader fixed income market occurred after several strong years of performance.

Despite some challenges near period-end, most of the Fund’s fixed income sectors contributed to performance. Fixed income communications, technology and energy sectors made a significant impact on performance, while positions in the basic industry sector slightly detracted.3

Several of the Fund’s largest fixed income holdings were among the strongest performers. In the communications sector, iHeartCommunications delivered a double-digit return, and securities of Sprint Corp. benefited from improved operating fundamentals in recent quarters.

First Data, the Fund’s largest fixed income holding during the period, benefited from improved cash flow generation and a decline in leverage as a result of raising additional equity capital. Another information technology holding, Freescale Semiconductor, was also among the major contributors to Fund performance, largely because of an upgrade of the company’s credit ratings. Freescale also enjoyed improved operating cash flows from its automotive and wireless communications divisions. The company successfully refinanced its debt to reduce overall debt levels and drive down interest expense.

Several fixed income energy sector holdings also contributed to performance, including Chesapeake Energy, Sabine Pass LNG and SandRidge Energy.

Similar to the equity side of the portfolio, companies with exposure to precious and base metals as well as coal were among the Fund’s key individual fixed income detractors. Our positions in Walter Energy, Arch Coal and Alpha Natural Resources were relatively small, but these companies experienced price declines significant enough to rank among the Fund’s notable detractors in an otherwise strong performance period.

Top Five Equity Holdings
9/30/14
Company	% of Total
Sector/Industry	Net Assets

Royal Dutch Shell PLC	1.9%
Energy
BP PLC	1.5%
Energy
Pfizer Inc.	1.4%
Health Care
Target Corp.	1.3%
Consumer Discretionary
Exelon Corp., ord. & cvt. pfd.	1.3%
Utilities

Top Five Fixed Income Holdings
and Senior Floating Rate Interests*
9/30/14
Company	% of Total
Sector/Industry	Net Assets
First Data Corp.	2.1%
Information Technology
iHeartCommunications Inc.	1.9%
Consumer Discretionary
JPMorgan Chase & Co.	1.6%
Financials
Sprint Nextel Corp.	1.2%
Telecommunication Services
Tenet Healthcare Corp.	1.0%
Health Care
*Does not include convertible bonds.

3. Communications holdings are in consumer discretionary and telecommunication services in the fixed income section of the SOI. Basic industry holdings are in materials in the fixed income section of the SOI.

26 | Annual Report franklintempleton.com

FRANKLIN INCOME FUND

Thank you for your continued participation in Franklin Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com Annual Report | 27

FRANKLIN INCOME FUND

Performance Summary as of September 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	9/30/14	9/30/13		Change
A (FKINX)	$2.48	$2.33	+$	0.15
C (FCISX)	$2.50	$2.35	+$	0.15
R (FISRX)	$2.44	$2.29	+$	0.15
R6 (FNCFX)	$2.46	$2.31	+$	0.15
Advisor (FRIAX)	$2.46	$2.31	+$	0.15

Distributions (10/1/13–9/30/14)
Dividend
Share Class	Income
A	$0.1220
C	$0.1096
R	$0.1133
R6	$0.1272
Advisor	$0.1256

28 | Annual Report

franklintempleton.com

FRANKLIN INCOME FUND
PERFORMANCE SUMMARY

Performance as of 9/30/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	Operating Expenses[5]
A						0.62%
1-Year	+	11.86%	+	7.26%	$10,726
5-Year	+	69.85%	+	10.20%	$16,250
10-Year	+	104.27%	+	6.93%	$19,539
C						1.12%
1-Year	+	11.19%	+	10.19%	$11,019
5-Year	+	65.69%	+	10.63%	$16,569
10-Year	+	94.05%	+	6.85%	$19,405
R						0.97%
1-Year	+	11.66%	+	11.66%	$11,166
5-Year	+	67.40%	+	10.85%	$16,740
10-Year	+	97.23%	+	7.03%	$19,723
R6						0.39%
1-Year	+	12.19%	+	12.19%	$11,219
Since Inception (5/1/13)	+	13.38%	+	9.27%	$11,338
Advisor						0.47%
1-Year	+	12.12%	+	12.12%	$11,212
5-Year	+	70.95%	+	11.32%	$17,095
10-Year	+	107.29%	+	7.56%	$20,729

	Distribution	30-Day Standardized Yield[7]
Share Class	Rate[6]	(with waiver)	(without waiver)
A	4.63%	3.45%	3.45%
C	4.27%	3.11%	3.11%
R	4.57%	3.24%	3.24%
R6	5.12%	3.85%	3.85%
Advisor	5.02%	3.76%	3.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Annual Report | 29

FRANKLIN INCOME FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

30 | Annual Report franklintempleton.com

FRANKLIN INCOME FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

franklintempleton.com Annual Report | 31

FRANKLIN INCOME FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s portfolio includes a substantial portion of higher yielding, lower rated corporate bonds because of the relatively higher yields they offer. Floating-rate loans are lower rated, higher yielding instruments, which are subject to increased risk of default and can potentially result in loss of principal. These securities carry a greater degree of credit risk relative to investment-grade securities. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 9/30/14.
7. The 30-day standardized yield for the 30 days ended 9/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
8. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Barclays U.S.
Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.
9. Source: Lipper, a Thomas Reuters Company. The Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Mixed-Asset Target Allocation Moderate Funds classification in the Lipper Open-End underlying funds universe. Lipper Mixed-Asset
Target Allocation Moderate Funds are defined as funds that, by portfolio practice, maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. For the 12-month period ended 9/30/14, there were 538 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. The Fund’s performance relative to the average may have differed if these and other factors had been considered.
See www.franklintempletondatasources.com for additional data provider information.

32 | Annual Report franklintempleton.com

FRANKLIN INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com Annual Report | 33

FRANKLIN INCOME FUND

YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 4/1/14	Value 9/30/14	Period* 4/1/14–9/30/14
A
Actual	$1,000	$1,019.90	$3.09
Hypothetical (5% return before expenses)	$1,000	$1,022.01	$3.09
C
Actual	$1,000	$1,013.20	$5.60
Hypothetical (5% return before expenses)	$1,000	$1,019.50	$5.62
R
Actual	$1,000	$1,018.30	$4.86
Hypothetical (5% return before expenses)	$1,000	$1,020.26	$4.86
R6
Actual	$1,000	$1,021.10	$1.93
Hypothetical (5% return before expenses)	$1,000	$1,023.16	$1.93
Advisor
Actual	$1,000	$1,020.70	$2.33
Hypothetical (5% return before expenses)	$1,000	$1,022.76	$2.33

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers annualized for each class (A: 0.61%;
C: 1.11%; R: 0.96%; R6: 0.38%; and Advisor: 0.46%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

34 | Annual Report

franklintempleton.com

Franklin U.S. Government Securities Fund

This annual report for Franklin U.S. Government Securities Fund covers the fiscal year ended September 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks income by investing at least 80% of its net assets in U.S. government securities. The Fund presently invests substantially all of its assets in Government National Mortgage Association obligations (Ginnie Maes).

Since 1983, the Fund has invested substantially in Ginnie Mae securities, which carry a guarantee backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.1 Issued by the Government National Mortgage Association (GNMA), Ginnie Maes have been among the highest yielding U.S. government obligations available.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Portfolio Breakdown
9/30/14
% of Total
Investments
GNMA	98.6%
Short-Term Investments	1.4%

Performance Overview

The Fund’s Class A shares generated a +2.80% cumulative total return for the 12 months under review. In comparison, the Fund’s peers, as measured by the Lipper GNMA Funds Classification Average, which consists of funds chosen by Lipper that invest primarily in GNMAs, posted a +3.24% total return.2 The Barclays U.S. Government Index: Intermediate

Component, the intermediate component of the Barclays U.S. Government Index, returned +1.14% for the same period.3 The Fund’s return reflects the effect of management fees and expenses, while the Barclays U.S. Government Index: Intermediate Component does not have such costs. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 37.

Investment Strategy

We currently invest the Fund’s assets predominantly in GNMA obligations. We analyze securities using proprietary models to help us identify attractive investment opportunities. The Fund’s short-term investments may include short-term government securities and cash or cash equivalents.

Dividend Distributions*
10/1/13–9/30/14
		Dividend per Share (cents)
					Advisor
Month	Class A	Class C	Class R	Class R6	Class
October	1.99	1.71	1.79	2.15	2.07
November	2.00	1.73	1.81	2.15	2.08
December	2.02	1.74	1.83	2.18	2.10
January	1.92	1.63	1.72	2.08	2.00
February	1.97	1.72	1.79	2.12	2.04
March	1.93	1.65	1.74	2.09	2.01
April	1.93	1.66	1.74	2.09	2.01
May	1.88	1.60	1.68	2.04	1.96
June	1.88	1.61	1.69	2.04	1.96
July	1.85	1.57	1.65	1.99	1.93
August	1.81	1.53	1.62	1.95	1.89
September	1.84	1.57	1.66	1.98	1.92
Total	23.02	19.72	20.72	24.86	23.97

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Lipper, a Thomson Reuters Company. For the 12-month period ended 9/30/14, there were 66 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. The Fund’s performance relative to the average may have differed if these or other factors had been considered.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 104.

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FRANKLIN U.S. GOVERNMENT SECURITIES FUND

Manager’s Discussion

U.S. economic trends were generally encouraging during the period. Economic activity rebounded in the second quarter of 2014 after a slowdown in the first quarter largely because of severe winter weather. Retail sales missed consensus expectations but rose during the period. Housing prices surpassed those from the previous year, and inflation was subdued. Near period-end, the Fed indicated it could end its bond-buying program in October 2014, contingent on economic data. The Fed also stated it would keep interest rates low after the program’s termination.

GNMA mortgage-backed securities (MBS) provided an income opportunity over Treasuries as the GNMA current coupon yielded 2.92% at period-end, compared to five- and 10-year Treasuries, which yielded 1.78% and 2.52%.

Mortgages outpaced Treasuries during the period as the agency mortgage market has benefited from continued, low interest rates since the beginning of 2014. We feel that if the U.S. economy continues to strengthen in line with the Fed’s expectations, the Fed could terminate its purchases of MBS later in the year. In our view, agency mortgages were fully valued. Questions still remained, however, about the demand source for agency MBS after the Fed ends its buying program. We felt demand from banks, mortgage real estate investment trusts, overseas investors and domestic money managers would need to rise to compensate for the Fed’s reduced presence in the MBS sector once the Fed ends its stimulus measures. Despite the low interest rate and mortgage rate environment over the period, mortgage credit issuance continued to be constrained and actual prepayment levels remained relatively low.

Within the agency mortgage pass-through sector, Fannie Mae MBS lagged their Ginnie Mae MBS and Freddie Mac MBS counterparts. Within Ginnie Maes, higher coupon 5.5% and 6.0% securities were the best performers from an excess returns perspective, while lower coupon 3.5% and 4.0% securities underperformed.

The Fund maintains a conservative, disciplined investment strategy and invests entirely in GNMA mortgage pass-throughs, which remain the only MBS that are backed by the full faith and credit of the U.S. government — the same guarantee applicable to U.S. Treasuries.1 Our collateral-intensive research approach can allow us to uncover dislocations across the GNMA markets and associated misvaluation of prepayment risk. We continue to focus on specified pools where we believe our experience and continual investment in new technologies help us uncover these discrepancies.

During the period, we were more weighted toward GNMA IIs (pools of mortgages from multiple issuers) than GNMA Is (pools of mortgages from single issuers). Over the period, we added to GNMA II 3.5% to 4.0% coupons while reducing exposure to 4.0% to 4.5% coupons. Our heaviest allocation was in 4.0% through 5.0% coupons. The Fund’s overweighted position relative to the benchmark in higher coupon 5.5% to 6.0% GNMA securities benefited performance as did the Fund’s underweighting in 5.0% coupon GNMAs, while the Fund’s allocation to 3.5% and 4.0% coupon GNMAs generally detracted from performance.

Thank you for your continued participation in Franklin U.S. Government Securities Fund. We welcome your comments and questions and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. GOVERNMENT SECURITIES FUND

Performance Summary as of September 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	9/30/14	9/30/13		Change
A (FKUSX)	$6.48	$6.53	-$	0.05
C (FRUGX)	$6.44	$6.49	-$	0.05
R (FUSRX)	$6.48	$6.53	-$	0.05
R6 (FGORX)	$6.50	$6.55	-$	0.05
Advisor (FUSAX)	$6.50	$6.55	-$	0.05

Distributions (10/1/13–9/30/14)
Dividend
Share Class	Income
A	$0.2302
C	$0.1972
R	$0.2072
R6	$0.2486
Advisor	$0.2397

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FRANKLIN U.S. GOVERNMENT SECURITIES FUND
PERFORMANCE SUMMARY

Performance as of 9/30/141

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Total Annual
Share Class		Total Return[2]		Total Return[3]	Operating Expenses[4]
A					0.73%
1-Year	+	2.80%		-1.57%
5-Year	+	16.97%	+	2.28%
10-Year	+	49.44%	+	3.64%
C					1.23%
1-Year	+	2.30%	+	1.31%
5-Year	+	13.94%	+	2.65%
10-Year	+	42.03%	+	3.57%
R					1.08%
1-Year	+	2.44%	+	2.44%
5-Year	+	14.88%	+	2.81%
10-Year	+	44.10%	+	3.72%
R6					0.46%
1-Year	+	3.08%	+	3.08%
Since Inception (5/1/13)	+	1.51%	+	1.06%
Advisor					0.58%
1-Year	+	2.94%	+	2.94%
5-Year	+	17.79%	+	3.33%
10-Year	+	51.59%	+	4.25%

	Distribution	30-Day Standardized Yield[6]
Share Class	Rate[5]	(with waiver)	(without waiver)
A	3.26%	2.42%	2.42%
C	2.93%	2.03%	2.03%
R	3.07%	2.18%	2.18%
R6	3.66%	2.78%	2.78%
Advisor	3.54%	2.69%	2.69%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

38 | Annual Report franklintempleton.com

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

franklintempleton.com Annual Report | 39

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

40 | Annual Report franklintempleton.com

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the
Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 9/30/14.
6. The 30-day standardized yield for the 30 days ended 9/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
7. Source: Morningstar. The Barclays U.S. Government Index: Intermediate Component is the intermediate component of the Barclays U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.
8. Source: Lipper, a Thomson Reuters Company. The Lipper GNMA Funds Classification Average is calculated by averaging the total return for all funds within the Lipper
GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in
Government National Mortgage Association securities. For the 12-month period ended 9/30/14, there were 66 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. The Fund’s performance relative to the average may have differed if these or other factors had been considered.
9. Source: Bureau of Labor Statistics, bls.gov/cpi. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com Annual Report | 41

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

42 | Annual Report franklintempleton.com

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 4/1/14	Value 9/30/14	Period* 4/1/14–9/30/14
A
Actual	$1,000	$1,017.30	$3.74
Hypothetical (5% return before expenses)	$1,000	$1,021.36	$3.75
C
Actual	$1,000	$1,014.80	$6.31
Hypothetical (5% return before expenses)	$1,000	$1,018.80	$6.33
R
Actual	$1,000	$1,015.50	$5.56
Hypothetical (5% return before expenses)	$1,000	$1,019.55	$5.57
R6
Actual	$1,000	$1,018.70	$2.38
Hypothetical (5% return before expenses)	$1,000	$1,022.71	$2.38
Advisor
Actual	$1,000	$1,018.00	$3.04
Hypothetical (5% return before expenses)	$1,000	$1,022.06	$3.04

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.74%;
C: 1.25%; R: 1.10%; R6: 0.47%; and Advisor: 0.60%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

franklintempleton.com Annual Report | 43

Franklin Utilities Fund

This annual report for Franklin Utilities Fund covers the fiscal year ended September 30, 2014.

Your Fund’s Goals and Main Investments

The Fund seeks both capital appreciation and current income by investing at least 80% of its net assets in public utility company securities.

Performance Overview

The Fund’s Class A shares delivered a +17.24% cumulative total return for the 12 months under review. In comparison, the Standard & Poor’s 500 (S&P 500) Index, which is a broad measure of U.S. stock performance, generated a +19.73% total return, and the S&P 500 Utilities Index, which measures the performance of all utilities stocks in the S&P 500 Index, produced a +17.13% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 47.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

We search for the best return opportunities available in the global utilities arena with a specific focus on the U.S. electricity and gas sector. Generally, we look for companies producing a high percentage of earnings from regulated utility franchise operations.

Manager’s Discussion

For the 12 months under review, the utilities and energy sectors underperformed the S&P 500 Index.2 However, relative to the S&P 500 Utilities Index, our investment in off-benchmark energy sector stocks helped the Fund’s performance during the 12-month period.3

Electric utilities led the Fund’s notable contributors to absolute performance. Edison International reported healthy earnings during the period, driven by its Southern California Edison subsidiary’s rate base growth, infrastructure investments, operational efficiencies and income tax benefits. Edison also issued positive earnings guidance for 2014 based on its expectation of continuing these trends. Earnings for Florida-based utility NextEra Energy, a leading clean energy developer and operator in the U.S. and Canada, were comparable to the prior year’s. The company benefited from an improved Florida economy as well as from modernizing its Cape Canaveral plant and bringing into service its Riviera Beach Next Generation Clean Energy Center. It also strengthened its electric grid against

1. Source: Morningstar.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
2. The utilities sector comprises electric utilities, gas utilities, multi-utilities and water utilities in the SOI.
3. The energy sector comprises oil, gas and consumable fuels in the SOI.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 113.

44 | Annual Report franklintempleton.com

FRANKLIN UTILITIES FUND

storms, constructed more solar power generation and signed new wind power purchase agreements. American Electric Power is one of the largest U.S. electric utilities and operates in 11 states. Its share price rallied resulting from increased earnings, dividends and earnings guidance. These results largely stemmed from rate base growth through the company’s investment in core regulated operations, including its transmission business, and from strong winter power demand as well as cost savings achieved through sustainable process improvements.

Top 10 Equity Holdings
9/30/14
Company	% of Total
Sector/Industry	Net Assets

Edison International	4.7%
Electric Utilities
Duke Energy Corp.	4.7%
Electric Utilities
NextEra Energy Inc.	4.7%
Electric Utilities
Sempra Energy	4.5%
Multi-Utilities
Dominion Resources Inc.	4.4%
Multi-Utilities
American Electric Power Co. Inc.	3.8%
Electric Utilities
PG&E Corp.	3.5%
Multi-Utilities
The Southern Co.	3.4%
Electric Utilities
Exelon Corp.	3.3%
Electric Utilities
The Williams Cos. Inc.	3.0%
Oil, Gas & Consumable Fuels

Multi-utilities also helped absolute results. Sempra Energy, owner of electric and natural gas utilities in California and South America as well as natural gas pipelines, storage facilities and terminals in the U.S. and Mexico, reported increased revenue and earnings during the period and raised its dividend. Sempra pursued growth by launching an initial public offering for a new energy company in Mexico. The company also made plans to export liquefied natural gas via Cameron LNG as well as to expand its Copper Mountain Solar complex in Nevada. Electric and gas utility National Grid, which provides electricity and gas in the U.K. and electricity in the northeastern U.S., developed new transmission and generation infrastructure in its regulated utility networks that performed well despite severe winter weather. The company efficiently managed costs and increased full-year earnings compared to its prior fiscal year, while improving network reliability and resilience.

In the energy sector, the share price of The Williams Cos., an integrated natural gas company, soared in June after the company agreed to acquire the remainder of Access Midstream Partners, a master limited partnership that gathers and transports natural gas and related liquids from oil wells in Texas, Pennsylvania and Oklahoma. Williams expected the partnership’s business to grow rapidly.

In contrast, a few Fund holdings lost value during the reporting period and hindered absolute Fund performance. Declining sales, low natural gas prices and higher operating expenses resulted in inconsistent profits, lower earnings guidance and the first dividend reduction in the 17-year history of FirstEnergy, which owns electricity providers in six eastern states. Increased use of home-generated solar energy by customers, among other factors, led the company to sell power plants, reduce spending and focus on regulated assets that provide more reliable returns than for those selling power to wholesale markets. Electric and natural gas utility ALLETE continued to expand its renewable energy portfolio through developing new projects, such as those proposed for its Minnesota Power Division. Although the company beat second-quarter earnings estimates, its share price declined near period-end. One more position, The Southern Company, despite contributing to results, underperformed the S&P 500 and S&P Utilities Indexes. Southern, one of the nation’s largest electric utilities in terms of customers and generation, was hampered by cost overruns on construction of its Kemper generation facility in Mississippi. Investors were concerned about the ongoing impact of those costs as well as potential cost expansion at the Vogtle site in Georgia as Southern constructs two new nuclear units, which are due to come on line in 2018.

franklintempleton.com Annual Report | 45

FRANKLIN UTILITIES FUND

Thank you for your continued participation in Franklin Utilities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

46 | Annual Report

franklintempleton.com

FRANKLIN UTILITIES FUND

Performance Summary as of September 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	9/30/14	9/30/13	Change
A (FKUTX)	$16.58	$14.62	+$1.96
C (FRUSX)	$16.50	$14.56	+$1.94
R (FRURX)	$16.52	$14.58	+$1.94
R6 (FUFRX)	$16.68	$14.71	+$1.97
Advisor (FRUAX)	$16.68	$14.71	+$1.97

Distributions (10/1/13–9/30/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.4892	$0.0013	$0.0351	$0.5256
C	$0.4123	$0.0013	$0.0351	$0.4487
R	$0.4351	$0.0013	$0.0351	$0.4715
R6	$0.5313	$0.0013	$0.0351	$0.5677
Advisor	$0.5125	$0.0013	$0.0351	$0.5489

franklintempleton.com Annual Report | 47

FRANKLIN UTILITIES FUND
PERFORMANCE SUMMARY

Performance as of 9/30/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	Operating Expenses[5]
A						0.75%
1-Year	+	17.24%	+	12.25%	$11,225
5-Year	+	87.64%	+	12.43%	$17,962
10-Year	+	159.93%	+	9.55%	$24,891
C						1.25%
1-Year	+	16.61%	+	15.61%	$11,561
5-Year	+	82.86%	+	12.83%	$18,286
10-Year	+	147.23%	+	9.47%	$24,723
R						1.10%
1-Year	+	16.75%	+	16.75%	$11,675
5-Year	+	84.39%	+	13.02%	$18,439
10-Year	+	150.89%	+	9.63%	$25,089
R6						0.48%
1-Year	+	17.51%	+	17.51%	$11,751
Since Inception (5/1/13)	+	10.70%	+	7.44%	$11,070
Advisor						0.60%
1-Year	+	17.37%	+	17.37%	$11,737
5-Year	+	89.08%	+	13.59%	$18,908
10-Year	+	163.78%	+	10.19%	$26,378

	Distribution	30-Day Standardized Yield[7]
Share Class	Rate[6]	(with waiver)	(without waiver)
A	2.66%	2.80%	2.80%
C	2.31%	2.42%	2.42%
R	2.45%	2.56%	2.56%
R6	3.01%	3.18%	3.18%
Advisor	2.90%	3.07%	3.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

48 | Annual Report franklintempleton.com

FRANKLIN UTILITIES FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

franklintempleton.com Annual Report | 49

FRANKLIN UTILITIES FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

50 | Annual Report franklintempleton.com

FRANKLIN UTILITIES FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

All investments involve risks, including possible loss of principal. In addition to being sensitive to other factors, securities issued by utility companies have been historically sensitive to interest rate changes. When interest rates fall, utility securities prices, and thus a utilities fund’s share price, tend to rise; when interest rates rise, their prices generally fall. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Classes C, R, R6 and Advisor)
per share on 9/30/14.
7. The 30-day standardized yield for the 30 days ended 9/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
8. Source: Morningstar. The S&P 500 Index is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The S&P
500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500 Index.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com Annual Report | 51

FRANKLIN UTILITIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

52 | Annual Report

franklintempleton.com

FRANKLIN UTILITIES FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 4/1/14	Value 9/30/14	Period* 4/1/14–9/30/14
A
Actual	$1,000	$1,043.30	$3.79
Hypothetical (5% return before expenses)	$1,000	$1,021.36	$3.75
C
Actual	$1,000	$1,040.40	$6.34
Hypothetical (5% return before expenses)	$1,000	$1,018.85	$6.28
R
Actual	$1,000	$1,041.10	$5.58
Hypothetical (5% return before expenses)	$1,000	$1,019.60	$5.52
R6
Actual	$1,000	$1,044.40	$2.41
Hypothetical (5% return before expenses)	$1,000	$1,022.71	$2.38
Advisor
Actual	$1,000	$1,043.80	$3.02
Hypothetical (5% return before expenses)	$1,000	$1,022.11	$2.99

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.74%;
C: 1.24%; R: 1.09%; R6: 0.47%; and Advisor: 0.59%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

franklintempleton.com Annual Report | 53

FRANKLIN CUSTODIAN FUNDS

Financial Highlights
Franklin DynaTech Fund
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$42.13	$34.00	$27.66	$27.16	$23.20
Income from investment operations[a]:
Net investment income (loss)[b]	(0.18)	(0.12)	(0.11)	(0.14)	(0.11)
Net realized and unrealized gains (losses)	5.94	8.25	7.10	0.64	4.07
Total from investment operations	5.76	8.13	6.99	0.50	3.96
Less distributions from net realized gains	(1.81)	—	(0.65)	—	—
Net asset value, end of year	$46.08	$42.13	$34.00	$27.66	$27.16

Total return[c]	13.98%	23.91%	25.59%	1.84%	17.07%

Ratios to average net assets
Expenses	0.89%[d]	0.94%	0.96%	0.97%	1.03%
Net investment income (loss)	(0.41)%	(0.34)%	(0.35)%	(0.46)%	(0.44)%

Supplemental data
Net assets, end of year (000’s)	$1,504,338	$1,072,814	$898,665	$642,552	$566,764
Portfolio turnover rate	26.43%	35.40%	16.65%	30.11%	31.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

54 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN CUSTODIAN FUNDS
			FINANCIAL HIGHLIGHTS

Franklin DynaTech Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$37.53	$30.52	$25.07	$24.81	$21.34
Income from investment operations[a]:
Net investment income (loss)[b]	(0.46)	(0.35)	(0.32)	(0.34)	(0.28)
Net realized and unrealized gains (losses)	5.27	7.36	6.42	0.60	3.75
Total from investment operations	4.81	7.01	6.10	0.26	3.47
Less distributions from net realized gains	(1.81)	—	(0.65)	—	—
Net asset value, end of year	$40.53	$37.53	$30.52	$25.07	$24.81

Total return[c]	13.13%	22.97%	24.67%	1.05%	16.26%

Ratios to average net assets
Expenses	1.64%[d]	1.69%	1.71%	1.72%	1.78%
Net investment income (loss)	(1.16)%	(1.09)%	(1.10)%	(1.21)%	(1.19)%

Supplemental data
Net assets, end of year (000’s)	$212,961	$176,556	$142,903	$105,707	$93,927
Portfolio turnover rate	26.43%	35.40%	16.65%	30.11%	31.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 55

FRANKLIN CUSTODIAN FUNDS

FINANCIAL HIGHLIGHTS

Franklin DynaTech Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$41.58	$33.65	$27.44	$27.02	$23.13
Income from investment operations[a]:
Net investment income (loss)[b]	(0.29)	(0.21)	(0.19)	(0.22)	(0.17)
Net realized and unrealized gains (losses)	5.87	8.14	7.05	0.64	4.06
Total from investment operations	5.58	7.93	6.86	0.42	3.89
Less distributions from net realized gains	(1.81)	—	(0.65)	—	—
Net asset value, end of year	$45.35	$41.58	$33.65	$27.44	$27.02

Total return	13.72%	23.57%	25.32%	1.55%	16.82%

Ratios to average net assets
Expenses	1.14%[c]	1.19%	1.21%	1.22%	1.28%
Net investment income (loss)	(0.66)%	(0.59)%	(0.60)%	(0.71)%	(0.69)%

Supplemental data
Net assets, end of year (000’s)	$45,230	$41,825	$33,338	$11,100	$7,034
Portfolio turnover rate	26.43%	35.40%	16.65%	30.11%	31.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

56 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS
FINANCIAL HIGHLIGHTS

Franklin DynaTech Fund (continued)
	Year Ended
	September 30,
	2014	2013[a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$42.74	$36.56
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	0.01
Net realized and unrealized gains (losses)	6.05	6.17
Total from investment operations	6.04	6.18
Less distributions from net realized gains	(1.81)	—
Net asset value, end of year	$46.97	$42.74

Total return[d]	14.45%	16.90%

Ratios to average net assets[e]
Expenses	0.49%[f]	0.52%
Net investment income (loss)	(0.01)%	0.08%

Supplemental data
Net assets, end of year (000’s)	$342,466	$317,315
Portfolio turnover rate	26.43%	35.40%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 57

FRANKLIN CUSTODIAN FUNDS

FINANCIAL HIGHLIGHTS

Franklin DynaTech Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$42.71	$34.39	$27.89	$27.33	$23.28
Income from investment operations[a]:
Net investment income (loss)[b]	(0.07)	(0.03)	(0.03)	(0.06)	(0.05)
Net realized and unrealized gains (losses)	6.04	8.35	7.18	0.62	4.10
Total from investment operations	5.97	8.32	7.15	0.56	4.05
Less distributions from net realized gains	(1.81)	—	(0.65)	—	—
Net asset value, end of year	$46.87	$42.71	$34.39	$27.89	$27.33

Total return	14.29%	24.19%	25.96%	2.05%	17.40%

Ratios to average net assets
Expenses	0.64%[c]	0.69%	0.71%	0.72%	0.78%
Net investment income (loss)	(0.16)%	(0.09)%	(0.10)%	(0.21)%	(0.19)%

Supplemental data
Net assets, end of year (000’s)	$159,180	$122,287	$260,012	$102,221	$11,541
Portfolio turnover rate	26.43%	35.40%	16.65%	30.11%	31.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

58 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, September 30, 2014

Franklin DynaTech Fund
	Country	Shares	Value
Common Stocks 97.4%
Aerospace & Defense 1.9%
The Boeing Co.	United States	150,000	$19,107,001
Precision Castparts Corp.	United States	100,000	23,688,000
			42,795,001
Air Freight & Logistics 0.7%
FedEx Corp.	United States	100,000	16,145,000
Auto Components 0.5%
BorgWarner Inc.	United States	200,000	10,522,000
Biotechnology 12.0%
[a]Alnylam Pharmaceuticals Inc.	United States	200,000	15,620,000
Amgen Inc.	United States	150,000	21,069,000
[a]Avalanche Biotechnologies Inc.	United States	50,000	1,709,500
[a]Biogen Idec Inc.	United States	150,000	49,621,500
[a]Celgene Corp.	United States	480,000	45,494,400
[a]Celldex Therapeutics Inc.	United States	330,000	4,276,800
[a]Gilead Sciences Inc.	United States	520,000	55,354,000
[a]Incyte Corp.	United States	220,000	10,791,000
[a]Karyopharm Therapeutics Inc.	United States	150,000	5,241,000
[a]Medivation Inc.	United States	350,000	34,604,500
[a]Puma Biotechnology Inc.	United States	25,000	5,964,250
[a]Regeneron Pharmaceuticals Inc.	United States	60,000	21,631,200
			271,377,150
Capital Markets 0.5%
The Charles Schwab Corp.	United States	400,000	11,756,000
Chemicals 2.0%
Cytec Industries Inc.	United States	500,000	23,645,000
Monsanto Co.	United States	200,000	22,502,000
			46,147,000
Commercial Services & Supplies 0.5%
[a]Stericycle Inc.	United States	100,000	11,656,000
Communications Equipment 2.0%
[a]Palo Alto Networks Inc.	United States	300,000	29,430,000
QUALCOMM Inc.	United States	200,000	14,954,000
			44,384,000
Diversified Financial Services 1.7%
Intercontinental Exchange Inc.	United States	80,000	15,604,000
Moody’s Corp.	United States	250,000	23,625,000
			39,229,000
Electrical Equipment 0.1%
Acuity Brands Inc.	United States	20,000	2,354,200
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., A	United States	25,000	2,496,500
[a]Cognex Corp.	United States	320,000	12,886,400
[a]Trimble Navigation Ltd.	United States	350,000	10,675,000
[a]Universal Display Corp.	United States	20,000	652,800
			26,710,700

franklintempleton.com Annual Report | 59

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS

Franklin DynaTech Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Energy Equipment & Services 4.8%
Core Laboratories NV	United States	50,000	$7,317,500
[a]FMC Technologies Inc.	United States	500,000	27,155,000
[a]Forum Energy Technologies Inc.	United States	300,000	9,183,000
National Oilwell Varco Inc.	United States	200,000	15,220,000
Oceaneering International Inc.	United States	300,000	19,551,000
Schlumberger Ltd.	United States	300,000	30,507,000
			108,933,500
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	United States	400,000	16,636,000
[a]DexCom Inc.	United States	350,000	13,996,500
[a]Edwards Lifesciences Corp.	United States	200,000	20,430,000
[a]HeartWare International Inc.	United States	50,000	3,881,500
[a]IDEXX Laboratories Inc.	United States	20,000	2,356,600
Stryker Corp.	United States	100,000	8,075,000
			65,375,600
Health Care Providers & Services 2.7%
[a]HealthEquity Inc.	United States	26,100	477,891
McKesson Corp.	United States	200,000	38,934,000
UnitedHealth Group Inc.	United States	250,000	21,562,500
			60,974,391
Health Care Technology 2.9%
[a]athenahealth Inc.	United States	180,000	23,704,200
[a]Cerner Corp.	United States	550,000	32,763,500
[a]Veeva Systems Inc.	United States	300,000	8,451,000
			64,918,700
Internet & Catalog Retail 6.1%
[a]Amazon.com Inc.	United States	125,000	40,305,000
[a]Jumei International Holding Ltd., ADR	China	20,000	469,600
[a]Liberty TripAdvisor Holdings Inc., A	United States	300,000	10,170,000
[a]Liberty Ventures, A	United States	300,000	11,388,000
[a]Netflix Inc.	United States	55,000	24,814,900
[a]The Priceline Group Inc.	United States	30,000	34,757,400
[a]Vipshop Holdings Ltd., ADR	China	80,000	15,120,800
[a,b]Zalando SE, 144A	Germany	20,000	543,047
			137,568,747
Internet Software & Services 14.2%
[a]Alibaba Group Holding Ltd., ADR	China	200,000	17,770,000
[a]Baidu Inc., ADR	China	105,000	22,914,150
[a]Demandware Inc.	United States	400,000	20,368,000
[a]Facebook Inc., A	United States	625,000	49,400,000
Google Inc., A	United States	60,000	35,304,600
[a]Google Inc., C	United States	60,000	34,641,600
[a]GrubHub Inc.	United States	200,000	6,848,000
[a]LinkedIn Corp., A	United States	150,000	31,168,500
MercadoLibre Inc.	Argentina	100,000	10,865,000
Naver Corp.	South Korea	25,000	19,124,129
Tencent Holdings Ltd.	China	2,500,000	37,123,373

60 | Annual Report franklintempleton.com

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin DynaTech Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
[a]Twitter Inc.	United States	325,000	$16,763,500
[a]Yelp Inc.	United States	300,000	20,475,000
			322,765,852
IT Services 4.3%
MasterCard Inc., A	United States	650,000	48,048,000
[a]VeriFone Systems Inc.	United States	20,000	687,600
Visa Inc., A	United States	225,000	48,008,250
			96,743,850
Life Sciences Tools & Services 3.2%
[a]Fluidigm Corp.	United States	50,000	1,225,000
[a]Illumina Inc.	United States	220,000	36,062,400
Thermo Fisher Scientific Inc.	United States	200,000	24,340,000
[a]Waters Corp.	United States	100,000	9,912,000
			71,539,400
Machinery 1.1%
Flowserve Corp.	United States	350,000	24,682,000
Media 1.2%
Liberty Media Corp., A	United States	200,000	9,436,000
[a]Liberty Media Corp., C	United States	400,000	18,796,000
			28,232,000
Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	United States	250,000	25,360,000
Noble Energy Inc.	United States	300,000	20,508,000
Pioneer Natural Resources Co.	United States	100,000	19,697,000
			65,565,000
Pharmaceuticals 4.7%
AbbVie Inc.	United States	375,000	21,660,000
[a]Actavis PLC	United States	260,000	62,732,800
Perrigo Co. PLC	United States	140,000	21,026,600
			105,419,400
Professional Services 0.2%
[a]The Advisory Board Co.	United States	80,000	3,727,200
Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	United States	350,000	32,770,500
Semiconductors & Semiconductor Equipment 6.4%
Applied Materials Inc.	United States	100,000	2,161,000
ARM Holdings PLC, ADR	United Kingdom	750,000	32,767,500
ASML Holding NV, N.Y. shs	Netherlands	200,000	19,764,000
[a]Cavium Inc.	United States	80,000	3,978,400
Intel Corp.	United States	900,000	31,338,000
Lam Research Corp.	United States	300,000	22,410,000
[a]Micron Technology Inc.	United States	150,000	5,139,000
[a]NXP Semiconductors NV	Netherlands	175,000	11,975,250
Power Integrations Inc.	United States	75,000	4,043,250
[a]SunPower Corp.	United States	350,000	11,858,000
			145,434,400

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FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin DynaTech Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Software 8.7%
[a]Adobe Systems Inc.	United States	200,000	$13,838,000
[a]ANSYS Inc.	United States	150,000	11,350,500
[a]Aspen Technology Inc.	United States	550,000	20,746,000
[a]CDK Global LLC	United States	25,000	764,750
[a]Cyber-Ark Software Ltd./Israel	Israel	35,200	1,126,752
[a]Guidewire Software Inc.	United States	300,000	13,302,000
[a]Mobileye NV	United States	61,400	3,290,426
[a]NetSuite Inc.	United States	400,000	35,816,000
[a]Salesforce.com Inc.	United States	450,000	25,888,500
[a]ServiceNow Inc.	United States	600,000	35,268,000
[a]Ultimate Software Group Inc.	United States	100,000	14,151,000
[a]Workday Inc.	United States	275,000	22,687,500
			198,229,428
Technology Hardware, Storage & Peripherals 3.0%
Apple Inc.	United States	475,000	47,856,250
SanDisk Corp.	United States	200,000	19,590,000
[a]Stratasys Ltd.	United States	10,000	1,207,800
			68,654,050
Textiles, Apparel & Luxury Goods 1.3%
NIKE Inc., B	United States	250,000	22,300,000
[a]Under Armour Inc., A	United States	100,000	6,910,000
			29,210,000
Trading Companies & Distributors 0.5%
Fastenal Co.	United States	125,000	5,612,500
[a]NOW Inc.	United States	200,000	6,082,000
			11,694,500
Wireless Telecommunication Services 1.8%
[a]SBA Communications Corp.	United States	300,000	33,270,000
SoftBank Corp.	Japan	100,000	7,011,992
			40,281,992
Total Common Stocks (Cost $1,261,029,889)			2,205,796,561
Short Term Investments (Cost $63,171,650) 2.8%
Money Market Funds 2.8%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	63,171,650	63,171,650
Total Investments (Cost $1,324,201,539) 100.2%			2,268,968,211
Other Assets, less Liabilities (0.2)%			(4,793,588)
Net Assets 100.0%			$2,264,174,623

See Abbreviations on page 143.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
At September 30, 2014, the value of this security was $543,047, representing 0.02% of net assets.
cSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

62 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

Financial Highlights
Franklin Growth Fund
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$59.49	$50.13	$40.45	$41.11	$36.48
Income from investment operations[a]:
Net investment income[b]	0.26	0.26	0.20	0.19	0.20
Net realized and unrealized gains (losses)	11.06	9.24	9.76	(0.67)	4.71
Total from investment operations	11.32	9.50	9.96	(0.48)	4.91
Less distributions from:
Net investment income	(0.30)	(0.14)	(0.16)	(0.18)	(0.28)
Net realized gains	—	—	(0.12)	—	—
Total distributions	(0.30)	(0.14)	(0.28)	(0.18)	(0.28)
Net asset value, end of year	$70.51	$59.49	$50.13	$40.45	$41.11

Total return[c]	19.08%	19.01%	24.74%	(1.23)%	13.52%

Ratios to average net assets
Expenses	0.90%[d,e]	0.91%[e]	0.94%	0.92%	0.94%
Net investment income	0.40%	0.49%	0.43%	0.42%	0.50%

Supplemental data
Net assets, end of year (000’s)	$6,611,073	$5,305,031	$4,135,962	$3,046,277	$2,587,802
Portfolio turnover rate	1.50%	0.83%	3.50%	2.72%	4.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of waiver and payments by affiliates rounds to less than 0.01%.
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 63

FRANKLIN CUSTODIAN FUNDS

FINANCIAL HIGHLIGHTS

Franklin Growth Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$55.64	$47.10	$38.16	$38.92	$34.61
Income from investment operations[a]:
Net investment income (loss)[b]	(0.22)	(0.13)	(0.14)	(0.14)	(0.09)
Net realized and unrealized gains (losses)	10.33	8.67	9.20	(0.62)	4.47
Total from investment operations	10.11	8.54	9.06	(0.76)	4.38
Less distributions from:
Net investment income	—	—	—	—	(0.07)
Net realized gains	—	—	(0.12)	—	—
Total distributions	—	—	(0.12)	—	(0.07)
Net asset value, end of year	$65.75	$55.64	$47.10	$38.16	$38.92

Total return[c]	18.17%	18.13%	23.79%	(1.95)%	12.69%

Ratios to average net assets
Expenses	1.65%[d,e]	1.66%[e]	1.69%	1.67%	1.69%
Net investment income (loss)	(0.35)%	(0.26)%	(0.32)%	(0.33)%	(0.25)%

Supplemental data
Net assets, end of year (000’s)	$662,548	$546,505	$466,205	$390,171	$349,188
Portfolio turnover rate	1.50%	0.83%	3.50%	2.72%	4.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of waiver and payments by affiliates rounds to less than 0.01%.
eBenefit of expense reduction rounds to less than 0.01%.

64 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

FINANCIAL HIGHLIGHTS

Franklin Growth Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$59.07	$49.82	$40.23	$40.94	$36.37
Income from investment operations[a]:
Net investment income[b]	0.10	0.13	0.08	0.06	0.08
Net realized and unrealized gains (losses)	10.98	9.18	9.71	(0.65)	4.72
Total from investment operations	11.08	9.31	9.79	(0.59)	4.80
Less distributions from:
Net investment income	(0.10)	(0.06)	(0.08)	(0.12)	(0.23)
Net realized gains	—	—	(0.12)	—	—
Total distributions	(0.10)	(0.06)	(0.20)	(0.12)	(0.23)
Net asset value, end of year	$70.05	$59.07	$49.82	$40.23	$40.94

Total return	18.77%	18.71%	24.42%	(1.47)%	13.26%

Ratios to average net assets
Expenses	1.15%[c,d]	1.16%[d]	1.19%	1.17%	1.19%
Net investment income	0.15%	0.24%	0.18%	0.17%	0.25%

Supplemental data
Net assets, end of year (000’s)	$565,634	$552,391	$466,954	$283,464	$117,484
Portfolio turnover rate	1.50%	0.83%	3.50%	2.72%	4.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of waiver and payments by affiliates rounds to less than 0.01%.
dBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 65

FRANKLIN CUSTODIAN FUNDS
FINANCIAL HIGHLIGHTS

Franklin Growth Fund (continued)
	Year Ended
	September 30,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$59.71	$54.58
Income from investment operations[b]:
Net investment income[c]	0.55	0.24
Net realized and unrealized gains (losses)	11.08	4.89
Total from investment operations	11.63	5.13
Less distributions from net investment income	(0.58)	—
Net asset value, end of year	$70.76	$59.71

Total return[d]	19.59%	9.40%

Ratios to average net assets[e]
Expenses[f]	0.47%[g]	0.48%
Net investment income	0.83%	0.92%

Supplemental data
Net assets, end of year (000’s)	$1,107,887	$871,260
Portfolio turnover rate	1.50%	0.83%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

66 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

FINANCIAL HIGHLIGHTS

Franklin Growth Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$59.66	$50.24	$40.53	$41.18	$36.53
Income from investment operations[a]:
Net investment income[b]	0.43	0.39	0.32	0.30	0.29
Net realized and unrealized gains (losses)	11.08	9.26	9.78	(0.68)	4.72
Total from investment operations	11.51	9.65	10.10	(0.38)	5.01
Less distributions from:
Net investment income	(0.42)	(0.23)	(0.27)	(0.27)	(0.36)
Net realized gains	—	—	(0.12)	—	—
Total distributions	(0.42)	(0.23)	(0.39)	(0.27)	(0.36)
Net asset value, end of year	$70.75	$59.66	$50.24	$40.53	$41.18

Total return	19.37%	19.29%	25.04%	(0.96)%	13.82%

Ratios to average net assets
Expenses	0.65%[c,d]	0.66%[d]	0.69%	0.67%	0.69%
Net investment income	0.65%	0.74%	0.68%	0.67%	0.75%

Supplemental data
Net assets, end of year (000’s)	$1,414,980	$1,080,811	$1,399,191	$917,394	$544,936
Portfolio turnover rate	1.50%	0.83%	3.50%	2.72%	4.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of waiver and payments by affiliates rounds to less than 0.01%.
dBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 67

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, September 30, 2014

Franklin Growth Fund
	Country	Shares	Value
Common Stocks 90.2%
Automobiles & Components 2.2%
BorgWarner Inc.	United States	1,200,000	$63,132,000
Ford Motor Co.	United States	1,200,000	17,748,000
General Motors Co.	United States	800,000	25,552,000
Harley-Davidson Inc.	United States	913,096	53,142,187
Johnson Controls Inc.	United States	1,600,000	70,400,000
			229,974,187
Banks 0.7%
JPMorgan Chase & Co.	United States	600,000	36,144,000
Wells Fargo & Co.	United States	750,000	38,902,500
			75,046,500
Capital Goods 16.9%
3M Co.	United States	855,000	121,136,400
ABB Ltd., ADR	Switzerland	1,500,000	33,615,000
Allegion PLC	United States	366,666	17,467,968
The Boeing Co.	United States	1,100,000	140,118,000
Caterpillar Inc.	United States	550,000	54,466,500
Danaher Corp.	United States	1,000,000	75,980,000
Deere & Co.	United States	500,000	40,995,000
Emerson Electric Co.	United States	1,100,000	68,838,000
General Dynamics Corp.	United States	1,000,000	127,090,000
General Electric Co.	United States	1,800,000	46,116,000
Huntington Ingalls Industries Inc.	United States	166,666	17,368,264
Illinois Tool Works Inc.	United States	1,000,000	84,420,000
Ingersoll-Rand PLC	United States	1,100,000	61,996,000
Lockheed Martin Corp.	United States	500,000	91,390,000
Northrop Grumman Corp.	United States	1,100,000	144,936,000
[a]NOW Inc.	United States	162,500	4,941,625
Pall Corp.	United States	1,000,000	83,700,000
Precision Castparts Corp.	United States	250,000	59,220,000
Raytheon Co.	United States	600,000	60,972,000
Rockwell Collins Inc.	United States	350,000	27,475,000
[a]Sensata Technologies Holding NV	United States	1,000,000	44,530,000
Stanley Black & Decker Inc.	United States	600,000	53,274,000
Textron Inc.	United States	1,600,000	57,584,000
United Technologies Corp.	United States	900,000	95,040,000
W.W. Grainger Inc.	United States	550,000	138,407,500
			1,751,077,257
Commercial & Professional Services 2.0%
Dun & Bradstreet Corp.	United States	400,000	46,988,000
Equifax Inc.	United States	500,000	37,370,000
[a]IHS Inc., A	United States	450,000	56,335,500
Robert Half International Inc.	United States	150,000	7,350,000
[a]Stericycle Inc.	United States	200,000	23,312,000
[a]Verisk Analytics Inc., A	United States	550,000	33,489,500
			204,845,000

68 | Annual Report franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS

Franklin Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Consumer Durables & Apparel 2.4%
NIKE Inc., B	United States	900,000	$80,280,000
Ralph Lauren Corp.	United States	225,000	37,064,250
VF Corp.	United States	2,000,000	132,060,000
			249,404,250
Consumer Services 1.2%
Carnival Corp.	United States	1,200,000	48,204,000
Graham Holdings Co., B	United States	80,000	55,967,200
Starwood Hotels & Resorts Worldwide Inc.	United States	250,000	20,802,500
			124,973,700
Diversified Financials 2.2%
American Express Co.	United States	600,000	52,524,000
[a]Berkshire Hathaway Inc., A	United States	184	38,069,600
BlackRock Inc.	United States	208,000	68,290,560
T. Rowe Price Group Inc.	United States	900,000	70,560,000
			229,444,160
Energy 3.4%
Anadarko Petroleum Corp.	United States	675,000	68,472,000
Devon Energy Corp.	United States	320,000	21,817,600
Exxon Mobil Corp.	United States	70,000	6,583,500
[a]FMC Technologies Inc.	United States	750,000	40,732,500
Halliburton Co.	United States	850,000	54,833,500
National Oilwell Varco Inc.	United States	650,000	49,465,000
Occidental Petroleum Corp.	United States	300,000	28,845,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	280,000	21,316,400
Schlumberger Ltd.	United States	550,000	55,929,500
			347,995,000
Food & Staples Retailing 0.5%
CVS Health Corp.	United States	600,000	47,754,000
Food, Beverage & Tobacco 2.2%
Bunge Ltd.	United States	250,000	21,057,500
Mead Johnson Nutrition Co., A	United States	850,000	81,787,000
[a]Monster Beverage Corp.	United States	900,000	82,503,000
PepsiCo Inc.	United States	450,000	41,890,500
			227,238,000
Health Care Equipment & Services 6.2%
Abbott Laboratories	United States	900,000	37,431,000
Aetna Inc.	United States	400,000	32,400,000
[a]Allscripts Healthcare Solutions Inc.	United States	1,100,000	14,756,500
Baxter International Inc.	United States	400,000	28,708,000
Cardinal Health Inc.	United States	300,000	22,476,000
[a]CareFusion Corp.	United States	1,000,000	45,250,000
Covidien PLC	United States	425,000	36,766,750
[a]Edwards Lifesciences Corp.	United States	200,000	20,430,000
[a]Envision Healthcare Holdings Inc.	United States	1,360,000	47,164,800
[a]Express Scripts Holding Co.	United States	361,648	25,543,198
[a]Haemonetics Corp.	United States	1,000,000	34,920,000
[a]Henry Schein Inc.	United States	350,000	40,764,500
Hill-Rom Holdings Inc.	United States	300,000	12,429,000

franklintempleton.com Annual Report | 69

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS

Franklin Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
[a]Intuitive Surgical Inc.	United States	150,000	$69,273,000
Quest Diagnostics Inc.	United States	900,000	54,612,000
Stryker Corp.	United States	400,000	32,300,000
Teleflex Inc.	United States	500,000	52,520,000
[a]Varian Medical Systems Inc.	United States	300,000	24,036,000
Zimmer Holdings Inc.	United States	100,000	10,055,000
			641,835,748
Household & Personal Products 0.3%
The Procter & Gamble Co.	United States	335,000	28,052,900
Insurance 0.3%
Aflac Inc.	United States	600,000	34,950,000
Materials 5.6%
Air Products and Chemicals Inc.	United States	500,000	65,090,000
Avery Dennison Corp.	United States	462,000	20,628,300
Celanese Corp., A	United States	1,200,000	70,224,000
Cytec Industries Inc.	United States	2,000,000	94,580,000
Ecolab Inc.	United States	650,000	74,639,500
Freeport-McMoRan Inc., B	United States	1,300,000	42,445,000
Martin Marietta Materials Inc.	United States	275,000	35,458,500
Praxair Inc.	United States	550,000	70,950,000
Sigma-Aldrich Corp.	United States	800,000	108,808,000
			582,823,300
Media 1.4%
The Walt Disney Co.	United States	1,687,290	150,219,429
Pharmaceuticals, Biotechnology & Life Sciences 14.0%
AbbVie Inc.	United States	400,000	23,104,000
Agilent Technologies Inc.	United States	1,300,000	74,074,000
Allergan Inc.	United States	1,000,000	178,190,000
Amgen Inc.	United States	1,000,000	140,460,000
[a]Biogen Idec Inc.	United States	500,000	165,405,000
[a]Celgene Corp.	United States	780,000	73,928,400
[a]Covance Inc.	United States	200,000	15,740,000
Eli Lilly & Co.	United States	1,350,000	87,547,500
[a]Gilead Sciences Inc.	United States	600,000	63,870,000
[a]Hospira Inc.	United States	1,350,000	70,240,500
[a]Illumina Inc.	United States	400,000	65,568,000
Johnson & Johnson	United States	1,200,100	127,918,659
Merck & Co. Inc.	United States	1,000,000	59,280,000
[a]Mettler-Toledo International Inc.	United States	425,000	108,855,250
Pfizer Inc.	United States	2,761,000	81,642,770
Roche Holding AG, ADR	Switzerland	1,500,000	55,485,000
[a]Waters Corp.	United States	575,000	56,994,000
			1,448,303,079
Real Estate 0.6%
American Tower Corp.	United States	715,000	66,945,450
Retailing 1.4%
[a]Amazon.com Inc.	United States	320,000	103,180,800
Expedia Inc.	United States	200,000	17,524,000

70 | Annual Report franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS

Franklin Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Retailing (continued)
HSN Inc.	United States	100,000	$6,137,000
[a]TripAdvisor Inc.	United States	200,000	18,284,000
			145,125,800
Semiconductors & Semiconductor Equipment 0.8%
ASML Holding NV, N.Y. shs	Netherlands	250,000	24,705,000
Intel Corp.	United States	1,100,000	38,302,000
[a]SunPower Corp.	United States	133,873	4,535,617
Texas Instruments Inc.	United States	250,000	11,922,500
			79,465,117
Software & Services 10.8%
[a]Alibaba Group Holding Ltd., ADR	China	480,400	42,683,540
[a]Autodesk Inc.	United States	800,000	44,080,000
Automatic Data Processing Inc.	United States	700,000	58,156,000
[a]Check Point Software Technologies Ltd.	Israel	525,000	36,351,000
Computer Sciences Corp.	United States	1,400,000	85,610,000
[a]Facebook Inc., A	United States	400,000	31,616,000
[a]Fortinet Inc.	United States	1,500,000	37,897,500
Google Inc., A	United States	150,000	88,261,500
[a]Google Inc., C	United States	150,000	86,604,000
IAC/InterActiveCorp	United States	300,000	19,770,000
[a]Informatica Corp.	United States	800,000	27,392,000
International Business Machines Corp.	United States	600,000	113,898,000
Intuit Inc.	United States	1,000,000	87,650,000
MasterCard Inc., A	United States	1,000,000	73,920,000
Microsoft Corp.	United States	1,300,000	60,268,000
Oracle Corp.	United States	2,400,000	91,872,000
Visa Inc., A	United States	300,000	64,011,000
[a]Yahoo! Inc.	United States	1,700,000	69,275,000
			1,119,315,540
Technology Hardware & Equipment 7.6%
Apple Inc.	United States	4,025,000	405,518,750
Cisco Systems Inc.	United States	2,945,000	74,125,650
EMC Corp.	United States	2,700,000	79,002,000
Hewlett-Packard Co.	United States	1,156,250	41,012,188
QUALCOMM Inc.	United States	660,000	49,348,200
TE Connectivity Ltd.	United States	1,250,000	69,112,500
[a]Trimble Navigation Ltd.	United States	2,400,000	73,200,000
			791,319,288
Transportation 6.9%
Alaska Air Group Inc.	United States	3,200,000	139,328,000
Allegiant Travel Co.	United States	200,000	24,732,000
ArcBest Corp.	United States	260,000	9,698,000
C.H. Robinson Worldwide Inc.	United States	267,300	17,727,336
Canadian National Railway Co.	Canada	1,000,000	70,960,000
Canadian Pacific Railway Ltd.	Canada	500,000	103,735,000
Expeditors International of Washington Inc.	United States	600,000	24,348,000
Forward Air Corp.	United States	500,000	22,415,000
Heartland Express Inc.	United States	600,000	14,376,000
[a]International Consolidated Airlines Group SA, ADR	United Kingdom	1,400,000	41,734,000

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FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Transportation (continued)
Kansas City Southern	United States	400,000	$48,480,000
[a]Ryanair Holdings PLC, ADR	Ireland	239,200	13,498,056
Union Pacific Corp.	United States	1,200,000	130,104,000
[a]United Continental Holdings Inc.	United States	1,050,000	49,129,500
			710,264,892
Utilities 0.6%
American Water Works Co. Inc.	United States	700,000	33,761,000
NextEra Energy Inc.	United States	250,000	23,470,000
			57,231,000
Total Common Stocks (Cost $3,855,533,924)			9,343,603,597
Short Term Investments 6.0%
Money Market Funds (Cost $520,027,951) 5.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	520,027,951	520,027,951

		Principal
		Amount
Repurchase Agreements (Cost $102,946,023) 1.0%
[c]Joint Repurchase Agreement, 0.006%, 10/01/14
(Maturity Value $102,946,040)	United States	$102,946,023	102,946,023
BNP Paribas Securities Corp. (Maturity Value $14,398,034)
HSBC Securities (USA) Inc. (Maturity Value $60,471,533)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $28,076,473)
Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%,
12/29/14 - 12/17/29; [d]U.S. Government Agency Discount Notes,
11/17/14 - 3/19/15; U.S. Government Agency Securities, zero cpn.,
12/11/25 - 12/17/29; and U.S. Government Agency Securities, Strips,
6/01/17 (valued at $105,031,366)
Total Investments (Cost $4,478,507,898) 96.2%			9,966,577,571
Other Assets, less Liabilities 3.8%			395,544,822
Net Assets 100.0%			$10,362,122,393

See Abbreviations on page 143.

aNon-income producing.
bSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
cSee Note 1(c) regarding joint repurchase agreement.
dThe security is traded on a discount basis with no stated coupon rate.

72 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

Financial Highlights
Franklin Income Fund
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$2.33	$2.23	$1.98	$2.11	$1.99
Income from investment operations[a]:
Net investment income[b]	0.11	0.11	0.13	0.13	0.13
Net realized and unrealized gains (losses)	0.16	0.12	0.26	(0.12)	0.14
Total from investment operations	0.27	0.23	0.39	0.01	0.27
Less distributions from net investment income	(0.12)	(0.13)	(0.14)	(0.14)	(0.15)
Net asset value, end of year	$2.48	$2.33	$2.23	$1.98	$2.11

Total return[c]	11.86%	10.72%	20.38%	0.01%	13.90%

Ratios to average net assets
Expenses[d]	0.61%[e]	0.62%	0.64%	0.63%	0.65%
Net investment income	4.28%	4.98%	5.90%	6.03%	6.40%

Supplemental data
Net assets, end of year (000’s)	$53,823,921	$48,320,611	$41,280,437	$32,847,934	$32,281,991
Portfolio turnover rate	36.03%	37.60%	33.44%	35.83%	46.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of expense reduction rounds to less than 0.01%.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 73

FRANKLIN CUSTODIAN FUNDS

FINANCIAL HIGHLIGHTS

Franklin Income Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$2.35	$2.25	$2.00	$2.13	$2.00
Income from investment operations[a]:
Net investment income[b]	0.09	0.10	0.12	0.12	0.12
Net realized and unrealized gains (losses)	0.17	0.12	0.26	(0.12)	0.15
Total from investment operations	0.26	0.22	0.38	—	0.27
Less distributions from net investment income	(0.11)	(0.12)	(0.13)	(0.13)	(0.14)
Net asset value, end of year	$2.50	$2.35	$2.25	$2.00	$2.13

Total return[c]	11.19%	10.07%	19.58%	(0.48)%	13.76%

Ratios to average net assets
Expenses[d]	1.11%[e]	1.12%	1.14%	1.13%	1.15%
Net investment income	3.78%	4.48%	5.40%	5.53%	5.90%

Supplemental data
Net assets, end of year (000’s)	$28,802,209	$24,016,797	$20,220,114	$16,217,805	$15,605,055
Portfolio turnover rate	36.03%	37.60%	33.44%	35.83%	46.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of expense reduction rounds to less than 0.01%.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

74 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

FINANCIAL HIGHLIGHTS

Franklin Income Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$2.29	$2.20	$1.96	$2.09	$1.96
Income from investment operations[a]:
Net investment income[b]	0.10	0.11	0.12	0.12	0.12
Net realized and unrealized gains (losses)	0.16	0.10	0.25	(0.12)	0.15
Total from investment operations	0.26	0.21	0.37	—	0.27
Less distributions from net investment income	(0.11)	(0.12)	(0.13)	(0.13)	(0.14)
Net asset value, end of year	$2.44	$2.29	$2.20	$1.96	$2.09

Total return	11.66%	10.03%	19.66%	(0.32)%	14.23%

Ratios to average net assets
Expenses[c]	0.96%[d]	0.97%	0.99%	0.98%	1.00%
Net investment income	3.93%	4.63%	5.55%	5.68%	6.05%

Supplemental data
Net assets, end of year (000’s)	$514,892	$446,463	$426,525	$360,907	$370,564
Portfolio turnover rate	36.03%	37.60%	33.44%	35.83%	46.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of expense reduction rounds to less than 0.01%.
dBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 75

FRANKLIN CUSTODIAN FUNDS

FINANCIAL HIGHLIGHTS

Franklin Income Fund (continued)
	Year Ended
	September 30,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$2.31	$2.33
Income from investment operations[b]:
Net investment income[c]	0.11	0.04
Net realized and unrealized gains (losses)	0.17	(0.02)
Total from investment operations	0.28	0.02
Less distributions from net investment income	(0.13)	(0.04)
Net asset value, end of year	$2.46	$2.31

Total return[d]	12.19%	1.06%

Ratios to average net assets[e]
Expenses[f]	0.38%[g]	0.39%
Net investment income	4.50%	5.21%

Supplemental data
Net assets, end of year (000’s)	$2,108,076	$1,921,084
Portfolio turnover rate	36.03%	37.60%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

76 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

FINANCIAL HIGHLIGHTS

Franklin Income Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$2.31	$2.22	$1.97	$2.10	$1.98
Income from investment operations[a]:
Net investment income[b]	0.11	0.12	0.13	0.13	0.13
Net realized and unrealized gains (losses)	0.17	0.11	0.26	(0.12)	0.14
Total from investment operations	0.28	0.23	0.39	0.01	0.27
Less distributions from net investment income	(0.13)	(0.14)	(0.14)	(0.14)	(0.15)
Net asset value, end of year	$2.46	$2.31	$2.22	$1.97	$2.10

Total return	12.12%	10.49%	20.69%	0.16%	14.15%

Ratios to average net assets
Expenses[c]	0.46%[d]	0.47%	0.49%	0.48%	0.50%
Net investment income	4.43%	5.13%	6.05%	6.18%	6.55%

Supplemental data
Net assets, end of year (000’s)	$9,096,269	$5,903,701	$6,444,763	$5,032,128	$4,593,709
Portfolio turnover rate	36.03%	37.60%	33.44%	35.83%	46.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of expense reduction rounds to less than 0.01%.
dBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 77

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, September 30, 2014

Franklin Income Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 47.1%
Consumer Discretionary 2.9%
CBS Outdoor Americas Inc.	United States	5,000,000	$149,700,000
[a,b]Dex Media Inc.	United States	2,048,551	19,584,148
Ford Motor Co.	United States	35,185,000	520,386,150
General Motors Co.	United States	23,500,000	750,590,000
Target Corp.	United States	20,000,000	1,253,600,000
			2,693,860,298
Consumer Staples 0.6%
PepsiCo Inc.	United States	6,500,000	605,085,000
Energy 8.4%
BP PLC, ADR	United Kingdom	33,000,000	1,450,350,000
Canadian Oil Sands Ltd.	Canada	20,000,000	369,060,379
Chevron Corp.	United States	9,000,000	1,073,880,000
Diamond Offshore Drilling Inc.	United States	4,000,000	137,080,000
Eni SpA	Italy	15,000,000	357,463,859
Ensco PLC, A	United States	2,000,000	82,620,000
Exxon Mobil Corp.	United States	5,000,000	470,250,000
[a]Halcon Resources Corp.	United States	301,159	1,192,590
Occidental Petroleum Corp.	United States	2,750,000	264,412,500
Royal Dutch Shell PLC, A, ADR	United Kingdom	24,000,000	1,827,120,000
Spectra Energy Corp.	United States	10,000,000	392,600,000
Total SA, B, ADR	France	14,000,000	902,300,000
Transocean Ltd.	United States	7,000,000	223,790,000
The Williams Cos. Inc.	United States	3,500,000	193,725,000
Woodside Petroleum Ltd.	Australia	4,000,000	142,189,323
			7,888,033,651
Financials 2.7%
Banco Santander SA	Spain	20,777,624	199,713,115
Commonwealth Bank of Australia	Australia	3,500,000	230,720,564
Digital Realty Trust Inc.	United States	2,500,000	155,950,000
HSBC Holdings PLC	United Kingdom	40,000,000	406,038,369
JPMorgan Chase & Co.	United States	8,000,000	481,920,000
MetLife Inc.	United States	5,170,000	277,732,400
Royal Bank of Canada	Canada	4,000,000	285,994,998
Wells Fargo & Co.	United States	10,000,000	518,700,000
			2,556,769,446
Health Care 5.0%
AstraZeneca PLC	United Kingdom	1,000,000	72,010,039
Bristol-Myers Squibb Co.	United States	2,510,000	128,461,800
Eli Lilly & Co.	United States	12,000,000	778,200,000
Johnson & Johnson	United States	5,000,000	532,950,000
Merck & Co. Inc.	United States	18,000,000	1,067,040,000
Pfizer Inc.	United States	45,000,000	1,330,650,000
Sanofi, ADR	France	14,000,000	790,020,000
			4,699,331,839
Industrials 4.0%
The Boeing Co.	United States	2,000,000	254,760,000
[a,b]CEVA Holdings LLC	United Kingdom	91,371	100,508,166
Deere & Co.	United States	4,150,165	340,272,028

78 | Annual Report franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Industrials (continued)
General Electric Co.	United States	48,500,000	$1,242,570,000
Lockheed Martin Corp.	United States	3,500,000	639,730,000
Raytheon Co.	United States	2,500,000	254,050,000
Republic Services Inc.	United States	9,500,000	370,690,000
Waste Management Inc.	United States	12,500,000	594,125,000
			3,796,705,194
Information Technology 2.2%
Cisco Systems Inc.	United States	20,994,425	528,429,677
[a,c]First Data Holdings Inc., B	United States	21,666,666	86,184,148
Intel Corp.	United States	25,000,000	870,500,000
Microsoft Corp.	United States	8,383,900	388,677,604
QUALCOMM Inc.	United States	2,000,000	149,540,000
			2,023,331,429
Materials 6.9%
[b]Agrium Inc.	Canada	7,500,000	667,500,000
Barrick Gold Corp.	Canada	12,000,000	175,920,000
BHP Billiton PLC	Australia	37,500,000	1,042,698,557
The Dow Chemical Co.	United States	20,000,000	1,048,800,000
E. I. du Pont de Nemours and Co.	United States	15,000,000	1,076,400,000
Freeport-McMoRan Inc., B	United States	9,000,000	293,850,000
Goldcorp Inc.	Canada	10,450,000	240,663,500
LyondellBasell Industries NV, A	United States	6,000,000	651,960,000
The Mosaic Co.	United States	6,000,000	266,460,000
Rio Tinto PLC, ADR	United Kingdom	21,000,000	1,032,780,000
			6,497,032,057
Telecommunication Services 3.0%
AT&T Inc.	United States	30,000,000	1,057,200,000
BCE Inc.	Canada	4,250,000	181,790,372
CenturyLink Inc.	United States	6,500,000	265,785,000
China Mobile Ltd.	China	10,000,000	115,459,164
Deutsche Telekom AG	Germany	2,000,000	30,309,601
Telstra Corp. Ltd.	Australia	30,000,000	139,212,453
Telus Corp.	Canada	3,000,000	102,465,166
Verizon Communications Inc.	United States	15,000,000	749,850,000
Vodafone Group PLC	United Kingdom	62,727,271	207,874,236
			2,849,945,992
Utilities 11.4%
AGL Resources Inc.	United States	2,000,000	102,680,000
Ameren Corp.	United States	8,000,000	306,640,000
American Electric Power Co. Inc.	United States	6,500,000	339,365,000
Dominion Resources Inc.	United States	6,000,000	414,540,000
DTE Energy Co.	United States	1,250,000	95,100,000
Duke Energy Corp.	United States	14,000,000	1,046,780,000
[a,b,d]Dynegy Inc.	United States	16,000,000	461,760,000
[a,b,d]Dynegy Inc., wts., 10/02/17	United States	1,143,273	4,733,150
Edison International	United States	8,000,000	447,360,000
Entergy Corp.	United States	7,500,000	579,975,000
Exelon Corp.	United States	33,750,000	1,150,537,500

franklintempleton.com Annual Report | 79

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Utilities (continued)
FirstEnergy Corp.	United States	6,500,000	$218,205,000
[e]HK Electric Investments & HK Electric Investments Ltd., 144A	Hong Kong	70,000,000	46,067,756
NextEra Energy Inc.	United States	4,000,000	375,520,000
PG&E Corp.	United States	23,000,000	1,035,920,000
Pinnacle West Capital Corp.	United States	4,500,000	245,880,000
PPL Corp.	United States	18,000,000	591,120,000
Public Service Enterprise Group Inc.	United States	18,000,000	670,320,000
Sempra Energy	United States	4,500,000	474,210,000
The Southern Co.	United States	27,500,000	1,200,375,000
SSE PLC	United Kingdom	6,000,000	150,489,065
TECO Energy Inc.	United States	7,000,000	121,660,000
Xcel Energy Inc.	United States	23,000,000	699,200,000
			10,778,437,471
Total Common Stocks and Other Equity Interests
(Cost $38,098,023,374)			44,388,532,377
[f]Equity-Linked Securities 8.4%
Consumer Discretionary 0.6%
[e]Barclays Bank PLC into Comcast Corp., 5.50%, 144A	United States	2,255,000	119,650,525
[e]Citigroup Inc. into Ford Motor Co., 6.00%, 144A	United States	9,063,000	135,548,041
[e]Citigroup Inc. into General Motors Co., 8.00%, 144A	United States	2,940,000	94,401,342
[e]JPMorgan Chase & Co. into General Motors Co., 7.50%, 144A	United States	3,055,000	99,521,513
[e]Morgan Stanley into Ford Motor Co., 7.00%, 144A	United States	10,000,000	155,437,000
			604,558,421
Consumer Staples 0.2%
[e]Deutsche Bank AG/London into Whole Foods Market Inc., 7.00%,
144A	United States	2,720,000	104,111,536
[e]Wells Fargo & Co. into Whole Foods Market Inc., 7.00%, 144A	United States	2,825,000	108,290,160
			212,401,696
Energy 1.4%
[e]Citigroup Inc. into Anadarko Petroleum Corp., 8.00%, 144A	United States	300,000	31,105,800
[e]Citigroup Inc. into Anadarko Petroleum Corp., 8.00%, 144A	United States	905,000	93,538,085
[e]Citigroup Inc. into Cabot Oil & Gas Corp., 7.00%, 144A	United States	3,478,000	115,827,486
[e]Credit Suisse New York into Anadarko Petroleum Corp., 6.50%,
144A	United States	2,410,000	219,334,823
[e]Credit Suisse New York into Peabody Energy Corp., 9.00%, 144A	United States	6,773,000	84,653,695
[e]Deutsche Bank AG/London into Noble Corp. PLC, 8.50%, 144A	United States	1,528,000	35,531,348
[e]Deutsche Bank AG/London into Peabody Energy Corp., 10.00%,
144A	United States	5,500,000	74,500,250
[e]The Goldman Sachs Group Inc. into Cabot Oil & Gas Corp., 7.00%,
144A	United States	2,969,000	98,775,067
[e]JPMorgan Chase & Co. into Devon Energy Corp., 6.00%, 144A	United States	1,560,000	103,824,396
[e]JPMorgan Chase & Co. into The Williams Cos. Inc., 7.50%, 144A	United States	4,420,000	191,279,920
[e]JPMorgan Chase & Co. into The Williams Cos. Inc., 8.50%, 144A	United States	4,750,000	217,146,250
			1,265,517,120
Financials 1.0%
[e]Barclays Bank PLC into Bank of America Corp., 5.50%, 144A	United States	6,565,000	108,466,930
[e]Barclays Bank PLC into Bank of America Corp., 6.00%, 144A	United States	6,135,000	104,623,223
[e]Citigroup Inc. into Morgan Stanley, 6.50%, 144A	United States	3,300,000	171,425,760

80 | Annual Report franklintempleton.com

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Shares/
	Country	Warrants	Value
[f]Equity-Linked Securities (continued)
Financials (continued)
[e]Credit Suisse New York into Metlife Inc., 6.00%, 144A	United States	2,500,000	$136,591,750
[e]The Goldman Sachs Group Inc. into Bank of America Corp., 7.00%,
144A	United States	7,900,000	137,057,100
[e]The Goldman Sachs Group Inc. into Citigroup Inc., 5.00%, 144A	United States	2,900,000	145,918,720
[e]JPMorgan Chase & Co. into Metlife Inc., 6.00%, 144A	United States	3,040,000	163,139,472
			967,222,955
Health Care 0.1%
[e]The Goldman Sachs Group Inc. into Bristol-Myers Squibb Co., 6.00%,
144A	United States	2,049,000	103,077,814
Information Technology 2.5%
[e]Bank of America Corp. into Apple Inc., 8.00%, 144A	United States	195,000	122,756,790
[e]Bank of America Corp. into Intel Corp., 7.00%, 144A	United States	9,942,000	286,315,681
[e]Bank of America Corp. into Texas Instruments Inc., 6.00%, 144A	United States	2,870,000	135,813,853
[e]Bank of America Corp. into Xilinx Inc., 6.00%, 144A	United States	3,425,000	144,367,860
[e]Barclays Bank PLC into Broadcom Corp., 6.50%, 144A	United States	3,035,000	105,668,684
[e]Barclays Bank PLC into EMC Corp., 6.00%, 144A	United States	4,281,000	123,952,074
[e]Credit Suisse New York into Broadcom Corp., 6.00%, 144A	United States	4,000,000	158,670,800
[e]Credit Suisse New York into Cisco Systems Inc., 6.50%, 144A	United States	6,180,000	150,177,708
[e]Credit Suisse New York into Freescale Semiconductor Ltd., 7.00%,
144A	United States	2,350,000	46,822,105
[e]Deutsche Bank AG/London into Cisco Systems Inc., 7.00%, 144A	United States	4,217,000	107,648,624
[e]Deutsche Bank AG/London into Cisco Systems Inc., 6.50%, 144A	United States	7,900,000	202,217,090
[e]Deutsche Bank AG/London into Texas Instruments Inc., 6.00%,
144A	United States	1,455,000	67,567,727
[e]The Goldman Sachs Group Inc. into Cisco Systems Inc., 6.50%,
144A	United States	6,486,000	159,508,252
[e]The Goldman Sachs Group Inc. into EMC Corp., 6.00%, 144A	United States	4,000,000	107,003,200
[e]The Goldman Sachs Group Inc. into Microsoft Corp., 6.25%, 144A	United States	5,600,000	239,384,320
[e]JPMorgan Chase & Co. into Apple Inc., 7.00%, 144A	United States	303,000	179,284,191
			2,337,158,959
Materials 2.5%
[e]Barclays Bank PLC into Barrick Gold Corp., 8.00%, 144A	Canada	8,265,000	131,212,660
[e]Barclays Bank PLC into The Mosaic Co., 6.50%, 144A	United States	2,046,000	92,894,129
[e]Citigroup Inc. into Freeport-McMoRan Inc., 7.00%, 144A	United States	4,213,000	139,610,394
[e]Credit Suisse New York into The Dow Chemical Co., 7.50%, 144A	United States	5,810,000	281,611,281
[e]Deutsche Bank AG/London into AngloGold Ashanti Ltd., 10.00%,
144A	South Africa	6,000,000	80,217,000
[e]Deutsche Bank AG/London into Freeport-McMoRan Inc., 8.00%,
144A	United States	6,150,000	202,744,590
[e]Deutsche Bank AG/London into Goldcorp Inc., 9.00%, 144A	Canada	4,053,000	94,767,246
[e]Deutsche Bank AG/London into Newmont Mining Corp., 7.50%,
144A	United States	4,050,000	98,059,410
[e]Deutsche Bank AG/London into Newmont Mining Corp., 7.00%,
144A	United States	6,060,000	144,317,082
[e]Deutsche Bank AG/London into Rio Tinto PLC, 8.50%, 144A	United Kingdom	3,800,000	189,137,020
[e]The Goldman Sachs Group Inc. into AngloGold Ashanti Ltd., 9.00%,
144A	South Africa	2,318,000	28,692,668

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STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Shares/
	Country	Warrants	Value
[f]Equity-Linked Securities (continued)
Materials (continued)
[e]The Goldman Sachs Group Inc. into LyondellBasell Industries NV,
6.00%, 144A	United States	2,750,000	$274,460,725
[e]JPMorgan Chase & Co. into Barrick Gold Corp., 10.00%, 144A	Canada	5,123,000	80,010,502
[e]Morgan Stanley into Newmont Mining Corp., 7.00%, 144A	United States	4,000,000	92,930,400
[e]Morgan Stanley into Rio Tinto PLC, 7.50%, 144A	United Kingdom	2,400,000	122,208,000
[e]Royal Bank of Canada into LyondellBasell Industries NV, 7.00%,
144A	United States	1,282,000	114,022,746
[e]Wells Fargo & Co. into Freeport-McMoRan Inc., 7.50%, 144A	United States	4,500,000	154,764,000
			2,321,659,853
Utilities 0.1%
[e]Morgan Stanley into Exelon Corp., 6.00%, 144A	United States	2,790,000	95,560,569
Total Equity-Linked Securities
(Cost $7,827,455,022)			7,907,157,387
Convertible Preferred Stocks 3.5%
Energy 0.7%
[e]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	165,500	184,015,312
[e]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	110,000	122,306,250
Halcon Resources Corp., 5.75%, cvt. pfd., A	United States	108,000	87,507,000
[e]Penn Virginia Corp., 6.00%, cvt. pfd., 144A	United States	700,000	69,566,000
[a]Rex Energy Corp., 6.00%, cvt. pfd., A	United States	350,000	33,915,560
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	1,200,000	85,812,000
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	800,000	68,013,280
			651,135,402
Financials 1.9%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	714,118	818,736,287
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	2,800,000	72,268,000
[a]FNMA, 5.375%, cvt. pfd.	United States	4,250	131,750,000
MetLife Inc., 5.00%, cvt. pfd.	United States	3,750,000	115,462,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	520,000	625,305,200
			1,763,521,987
Industrials 0.1%
[a,b]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	2,897	4,490,738
[a,b]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	110,565	121,621,588
			126,112,326
Materials 0.2%
Alcoa Inc., 5.375%, cvt. pfd.	United States	2,716,375	135,547,112
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	1,200,000	25,356,000
			160,903,112
Utilities 0.6%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	1,490,000	83,529,400
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	2,220,000	110,778,000
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	1,490,000	83,812,500
Exelon Corp., 6.50%, cvt. pfd.	United States	2,000,000	101,600,000
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	2,000,000	123,550,000

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STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Shares/
	Country	Warrants		Value
Convertible Preferred Stocks (continued)
Utilities (continued)
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	956,500		$57,303,915
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	1,000,000		54,590,000
				615,163,815
Total Convertible Preferred Stocks
(Cost $3,057,593,268)				3,316,836,642
Preferred Stocks 0.7%
Financials 0.7%
[e]Ally Financial Inc., 7.00%, pfd., 144A	United States	125,000		125,937,500
[a]FHLMC, 8.375%, pfd., Z	United States	16,608,000		171,062,400
[a]FNMA, 6.75%, pfd.	United States	3,000,000		23,040,000
[a]FNMA, 7.625%, pfd., R	United States	2,399,400		18,835,290
[a]FNMA, 8.25%, pfd.	United States	11,784,000		108,412,800
GMAC Capital Trust I, 8.125%, pfd.	United States	4,550,000		121,075,500
Morgan Stanley, 6.375%, pfd., I	United States	4,500,000		112,815,000
Total Preferred Stocks (Cost $1,087,460,852)				681,178,490

		Principal
		Amount*

Convertible Bonds 0.9%
Consumer Discretionary 0.3%
[e]Volkswagen International Finance, cvt., sub. note, 144A, 5.50%,
11/09/15	Germany	220,000,000	EUR	288,441,699
Energy 0.4%
Alpha Natural Resources Inc., cvt., senior note,
3.75%, 12/15/17	United States	40,000,000		28,625,000
4.875%, 12/15/20	United States	40,000,000		23,775,000
Cobalt International Energy Inc., cvt.,
senior bond, 3.125%, 5/15/24	United States	300,000,000		269,250,000
senior note, 2.625%, 12/01/19	United States	70,000,000		58,056,250
Peabody Energy Corp., cvt., junior sub. bond, 4.75%, 12/15/66	United States	40,000,000		27,600,000
				407,306,250
Industrials 0.1%
Meritor Inc., cvt., senior bond, 7.875%, 3/01/26	United States	35,000,000		50,771,875
Materials 0.1%
[d]Cemex SAB de CV, cvt., sub. note,
3.25%, 3/15/16	Mexico	23,610,000		33,219,506
3.75%, 3/15/18	Mexico	37,300,000		54,952,411
Molycorp Inc., cvt., senior note, 6.00%, 9/01/17	United States	60,000,000		21,600,000
				109,771,917
Total Convertible Bonds (Cost $899,096,233)				856,291,741
Corporate Bonds 34.8%
Consumer Discretionary 6.1%
[e,g]1011778 BC ULC/New Red Finance Inc., secured note, second lien,
144A, 6.00%, 4/01/22	Canada	70,000,000		69,912,500
[e]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	46,000,000		42,780,000
[e]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	67,900,000		72,143,750

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STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
[e]Altice Financing SA, secured note, first lien, 144A, 6.50%, 1/15/22	Luxembourg	24,100,000	$24,762,750
[e]Altice SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	25,000,000	25,843,750
AMC Networks Inc., 4.75%, 12/15/22	United States	40,000,000	39,700,000
Best Buy Co. Inc., senior note, 5.50%, 3/15/21	United States	25,000,000	25,937,500
Cablevision Systems Corp., senior note,
8.625%, 9/15/17	United States	70,000,000	77,962,500
7.75%, 4/15/18	United States	120,000,000	130,500,000
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	United States	82,500,000	64,040,625
[e]CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital
Corp.,
senior bond, 144A, 5.625%, 2/15/24	United States	22,700,000	22,813,500
[g]senior bond, 144A, 5.875%, 3/15/25	United States	30,000,000	30,225,000
[g]senior note, 144A, 5.25%, 2/15/22	United States	23,000,000	23,028,750
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	50,000,000	49,125,000
senior bond, 5.125%, 2/15/23	United States	170,000,000	163,837,500
senior bond, 5.75%, 9/01/23	United States	67,000,000	66,916,250
senior bond, 5.75%, 1/15/24	United States	185,000,000	184,768,750
senior note, 7.375%, 6/01/20	United States	60,000,000	63,600,000
senior note, 5.25%, 3/15/21	United States	31,000,000	30,496,250
senior note, 6.50%, 4/30/21	United States	94,500,000	98,870,625
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note,
8.00%, 6/15/19	United States	200,000,000	213,250,000
8.25%, 6/15/21	United States	145,000,000	158,775,000
Cinemark USA Inc.,
senior bond, 4.875%, 6/01/23	United States	23,000,000	22,022,500
senior note, 5.125%, 12/15/22	United States	50,000,000	49,375,000
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%,
3/15/20	United States	142,500,000	148,556,250
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	12,800,000	13,682,560
[e]144A, 5.25%, 6/01/24	United States	26,600,000	25,602,500
Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	50,000,000	51,437,500
[b,h]Dex Media Inc., senior sub. note, PIK, 14.00%, 1/29/17	United States	41,400,812	26,910,528
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	240,000,000	230,850,000
senior note, 5.125%, 5/01/20	United States	45,000,000	45,225,000
senior note, 5.875%, 7/15/22	United States	158,000,000	161,555,000
Dollar General Corp.,
senior bond, 3.25%, 4/15/23	United States	150,000,000	134,273,250
senior note, 1.875%, 4/15/18	United States	10,323,000	9,952,251
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	101,800,000	109,435,000
6.50%, 3/01/21	United States	62,900,000	65,730,500
HD Supply Inc., senior note, 7.50%, 7/15/20	United States	60,000,000	62,550,000
iHeartCommunications Inc.,
senior note, 10.00%, 1/15/18	United States	50,000,000	42,089,000
[h]senior note, PIK, 14.00%, 2/01/21	United States	125,607,438	114,868,253
senior secured bond, first lien, 9.00%, 3/01/21	United States	339,775,000	339,350,281
[e]senior secured note, 144A, 9.00%, 9/15/22	United States	109,400,000	108,853,000

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STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
iHeartCommunications Inc., (continued)
senior secured note, first lien, 9.00%, 12/15/19	United States	225,000,000		$227,531,250
senior secured note, first lien, 11.25%, 3/01/21	United States	50,000,000		53,437,500
[e]Jaguar Land Rover Automotive PLC,
144A, 8.125%, 5/15/21	United Kingdom	20,000,000		21,975,000
senior note, 144A, 8.25%, 3/15/20	United Kingdom	40,000,000	GBP	72,026,252
KB Home,
senior bond, 7.50%, 9/15/22	United States	35,000,000		37,625,000
senior note, 9.10%, 9/15/17	United States	49,000,000		55,615,000
senior note, 7.25%, 6/15/18	United States	70,500,000		75,787,500
senior note, 8.00%, 3/15/20	United States	20,000,000		22,100,000
senior note, 7.00%, 12/15/21	United States	40,000,000		41,800,000
Lamar Media Corp., senior sub. bond, 5.00%, 5/01/23	United States	29,500,000		28,541,250
[e]Laureate Education Inc., 144A, 9.25%, 9/01/19	United States	25,000,000		25,250,000
MGM Resorts International, senior note,
10.00%, 11/01/16	United States	90,000,000		101,925,000
8.625%, 2/01/19	United States	44,800,000		50,740,480
5.25%, 3/31/20	United States	60,000,000		60,150,000
6.75%, 10/01/20	United States	27,450,000		29,302,875
7.75%, 3/15/22	United States	80,000,000		89,200,000
[e,h]New Academy Finance Co. LLC/Corp., senior note, 144A, PIK, 8.00%,
6/15/18	United States	20,000,000		20,000,000
Nielsen Finance LLC/Co., senior note,
4.50%, 10/01/20	United States	15,000,000		14,587,500
[e]144A, 5.00%, 4/15/22	United States	73,000,000		71,311,875
[e]Numericable Group SA,
first lien, 144A, 4.875%, 5/15/19	France	50,000,000		49,943,000
senior bond, first lien, 144A, 6.25%, 5/15/24	France	40,000,000		39,950,000
senior note, first lien, 144A, 6.00%, 5/15/22	France	65,000,000		65,384,150
Quebecor Media Inc., senior bond, 5.75%, 1/15/23	Canada	75,300,000		75,111,750
Regal Entertainment Group, senior note, 5.75%, 3/15/22	United States	50,000,000		50,375,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%,
5/15/19	United States	93,200,000		98,792,000
[e]Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	134,100,000		136,446,750
senior note, 144A, 4.25%, 5/15/20	United States	18,000,000		17,280,000
senior note, 144A, 5.875%, 10/01/20	United States	50,000,000		50,750,000
senior note, 144A, 5.75%, 8/01/21	United States	30,000,000		30,300,000
senior note, 144A, 4.625%, 5/15/23	United States	94,400,000		88,264,000
Time Warner Cable Inc., senior note, 4.00%, 9/01/21	United States	20,000,000		21,100,780
[e]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
senior secured bond, 144A, 5.50%, 1/15/23	Germany	20,000,000		20,187,500
[e]Univision Communications Inc.,
senior note, 144A, 8.50%, 5/15/21	United States	65,000,000		69,062,500
senior secured note, 144A, 6.875%, 5/15/19	United States	80,000,000		83,600,000
senior secured note, 144A, 5.125%, 5/15/23	United States	84,500,000		85,978,750
[e]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	50,000,000		52,505,000
Videotron Ltd., senior note, 5.00%, 7/15/22	Canada	10,000,000		9,950,000
[e]Virgin Media Secured Finance PLC, senior secured bond, first lien,
144A, 5.50%, 1/15/25	United Kingdom	80,000,000		80,050,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	51,066,000		45,831,735

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STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
[e]Weyerhaeuser Real Estate Co., senior bond, 144A, 5.875%,
6/15/24	United States	30,000,000	$29,962,500
[e]Wynn Las Vegas LLC/Capital Corp., senior bond, 144A, 4.25%,
5/30/23	United States	28,300,000	26,955,750
[e]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	25,000,000	24,109,375
			5,792,405,395
Consumer Staples 0.6%
Alliance One International Inc., secured note, second lien, 9.875%,
7/15/21	United States	60,000,000	58,800,000
[e]ESAL GmbH, senior note, 144A, 6.25%, 2/05/23	Brazil	50,000,000	49,050,000
[e]Innovation Ventures LLC/Finance Corp., secured note, 144A, 9.50%,
8/15/19	United States	16,250,000	16,006,250
[e]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	68,400,000	66,476,250
senior note, 144A, 8.25%, 2/01/20	United States	50,100,000	53,607,000
senior note, 144A, 7.25%, 6/01/21	United States	148,100,000	156,245,500
[e]Post Holdings Inc., senior note, 144A, 6.75%, 12/01/21	United States	19,000,000	18,050,000
Spectrum Brands Inc., senior note, 6.625%, 11/15/22	United States	15,000,000	15,825,000
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	32,500,000	35,140,625
U.S. Foods Inc., 8.50%, 6/30/19	United States	80,000,000	84,900,000
			554,100,625
Energy 8.3%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
4.875%, 5/15/23	United States	76,000,000	78,375,000
Alpha Natural Resources Inc.,
[e]second lien, 144A, 7.50%, 8/01/20	United States	21,600,000	19,386,000
senior note, 6.00%, 6/01/19	United States	43,000,000	26,230,000
[i]senior note, 6.25%, 6/01/21	United States	110,000,000	64,487,500
[e]American Energy-Permian Basin LLC/AEPB Finance Corp.,
senior note, 144A,
7.125%, 11/01/20	United States	5,000,000	4,600,000
7.375%, 11/01/21	United States	20,000,000	18,400,000
[e]American Energy-Woodford LLC/Finance Corp., senior note, 144A,
9.00%, 9/15/22	United States	50,000,000	46,750,000
Antero Resources Finance Corp., senior note, 5.375%, 11/01/21	United States	33,000,000	32,958,750
Arch Coal Inc.,
[e]secured note, second lien, 144A, 8.00%, 1/15/19	United States	20,000,000	17,250,000
senior note, 7.00%, 6/15/19	United States	111,000,000	59,523,750
senior note, 7.25%, 6/15/21	United States	130,000,000	63,375,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance
Corp., senior note, 9.25%, 8/15/21	United States	35,000,000	35,875,000
[j]ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	50,000,000	675,000
Berry Petroleum Co., senior bond, 6.375%, 9/15/22	United States	28,000,000	27,580,000
Bill Barrett Corp., senior note, 7.00%, 10/15/22	United States	37,000,000	36,907,500
Bonanza Creek Energy Inc., senior note, 5.75%, 2/01/23	United States	25,000,000	24,062,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond,
7.875%, 4/15/22	United States	28,800,000	29,304,000
[e,g]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	63,000,000	64,890,000
senior note, 144A, 5.50%, 9/15/21	United States	63,300,000	64,328,625

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STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note,
7.625%, 1/15/22	United States	20,000,000	$20,400,000
[e]144A, 6.50%, 4/15/21	United States	50,000,000	47,750,000
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	44,800,000	46,676,000
7.50%, 9/15/20	United States	21,300,000	22,258,500
CGG SA, senior note,
6.50%, 6/01/21	France	120,000,000	106,200,000
[e]144A, 6.875%, 1/15/22	France	65,800,000	58,726,500
Chaparral Energy Inc., senior note, 7.625%, 11/15/22	United States	35,400,000	36,462,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	52,400,000	55,544,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	130,500,000	139,064,062
Chesapeake Energy Corp., senior note,
6.50%, 8/15/17	United States	100,000,000	109,000,000
7.25%, 12/15/18	United States	178,065,000	203,884,425
6.875%, 11/15/20	United States	30,500,000	34,160,000
5.375%, 6/15/21	United States	50,000,000	51,437,500
4.875%, 4/15/22	United States	100,000,000	101,000,000
5.75%, 3/15/23	United States	203,150,000	217,431,445
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	75,000,000	77,437,500
Concho Resources Inc., senior bond, 5.50%, 4/01/23	United States	27,000,000	28,215,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	55,850,000	58,851,937
[e]144A, 5.875%, 4/15/22	United States	214,400,000	211,988,000
Denbury Resources Inc.,
senior note, 5.50%, 5/01/22	United States	85,000,000	84,468,750
senior sub. note, 4.625%, 7/15/23	United States	175,000,000	162,750,000
[e]Diamondback Energy Inc., senior note, 144A, 7.625%, 10/01/21	United States	30,000,000	32,475,000
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	123,000,000	151,597,500
Energy Transfer Equity LP, senior bond, 5.875%, 1/15/24	United States	108,300,000	111,278,250
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	25,000,000	24,384,600
Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	70,075,000	73,053,187
[e]144A, 6.875%, 3/15/24	United States	80,000,000	75,400,000
[e]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	51,900,000	49,110,375
EP Energy LLC/Finance Inc., senior note, 9.375%, 5/01/20	United States	35,000,000	38,325,000
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	80,000,000	76,800,000
[e]Gibson Energy Inc., senior note, 144A, 6.75%, 7/15/21	Canada	35,000,000	37,275,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	100,000,000	102,250,000
8.875%, 5/15/21	United States	28,000,000	27,720,000
9.25%, 2/15/22	United States	63,100,000	62,626,750
[e]Hercules Offshore Inc., senior note, 144A,
10.25%, 4/01/19	United States	40,000,000	38,300,000
8.75%, 7/15/21	United States	45,000,000	39,375,000
7.50%, 10/01/21	United States	29,000,000	23,490,000
6.75%, 4/01/22	United States	30,000,000	23,512,500

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STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Energy (continued)
[e]Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	130,300,000	$139,095,250
senior secured note, 144A, 5.00%, 2/15/21	United States	36,500,000	38,233,750
Laredo Petroleum Inc., senior note, 5.625%, 1/15/22	United States	15,000,000	14,775,000
[e]Lightstream Resources Ltd., senior note, 144A, 8.625%, 2/01/20	Canada	30,000,000	29,850,000
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	5,000,000	4,925,000
6.25%, 11/01/19	United States	130,000,000	127,562,500
8.625%, 4/15/20	United States	72,500,000	75,309,375
7.75%, 2/01/21	United States	75,000,000	75,937,500
6.50%, 9/15/21	United States	49,300,000	48,314,000
Magnum Hunter Resources Corp., senior note, 9.75%, 5/15/20	United States	60,000,000	63,750,000
[e]MEG Energy Corp., senior bond, 144A, 7.00%, 3/31/24	Canada	100,000,000	103,750,000
[e]Memorial Production Partners LP/Memorial Production Finance Corp.,
senior note, 144A, 6.875%, 8/01/22	United States	40,000,000	38,400,000
Midstates Petroleum Co. Inc./LLC, senior note,
10.75%, 10/01/20	United States	55,000,000	57,612,500
9.25%, 6/01/21	United States	38,100,000	38,195,250
NFR Energy LLC/NFR Finance Corp., 9.75%, 2/15/17	United States	25,000,000	25,375,000
[e]NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	75,000,000	75,375,000
[e]Niska Gas Storage Canada ULC/Finance Corp., senior note, 144A,
6.50%, 4/01/19	United States	75,000,000	65,906,250
[e]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	75,000,000	68,578,125
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	48,950,000	43,381,938
senior secured note, first lien, 7.50%, 11/01/19	United States	110,000,000	102,575,000
[e]Paragon Offshore PLC,
senior bond, 144A, 7.25%, 8/15/24	United States	20,000,000	17,000,000
senior note, 144A, 6.75%, 7/15/22	United States	20,000,000	16,950,000
Peabody Energy Corp., senior note,
6.00%, 11/15/18	United States	100,000,000	98,500,000
6.25%, 11/15/21	United States	165,000,000	154,068,750
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	150,700,000	158,988,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance
Corp., senior note, 6.50%, 5/15/21	United States	28,000,000	29,470,000
Petrobras Global Finance BV, senior note,
4.375%, 5/20/23	Brazil	85,000,000	79,519,200
6.25%, 3/17/24	Brazil	50,000,000	52,413,000
Petrobras International Finance Co., senior note, 5.375%, 1/27/21	Brazil	65,000,000	66,127,425
PetroQuest Energy Inc., senior note, 10.00%, 9/01/17	United States	60,000,000	62,775,000
Plains Exploration & Production Co., senior note,
6.50%, 11/15/20	United States	12,316,000	13,518,288
6.875%, 2/15/23	United States	14,084,000	16,020,550
Quicksilver Resources Inc., senior note,
9.125%, 8/15/19	United States	90,000,000	56,700,000
11.00%, 7/01/21	United States	86,000,000	57,190,000
Range Resources Corp., senior sub. note, 5.00%, 3/15/23	United States	12,500,000	12,937,500
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	46,000,000	46,920,000
senior note, 5.875%, 3/01/22	United States	15,400,000	16,131,500
senior note, 4.50%, 11/01/23	United States	62,000,000	60,295,000

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		STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Energy (continued)
[e]Rex Energy Corp., senior note, 144A, 6.25%, 8/01/22	United States	50,000,000	$48,437,500
[e]Rice Energy Inc., senior note, 144A, 6.25%, 5/01/22	United States	35,900,000	35,182,000
[e]Rockies Express Pipeline LLC,
senior bond, 144A, 6.85%, 7/15/18	United States	25,000,000	26,875,000
senior note, 144A, 6.00%, 1/15/19	United States	32,200,000	33,810,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	126,200,000	130,301,500
first lien, 5.625%, 4/15/23	United States	108,800,000	110,432,000
[e]first lien, 144A, 6.25%, 3/15/22	United States	90,000,000	94,837,500
[e]senior secured note, 144A, 5.625%, 4/15/23	United States	91,200,000	92,568,000
[e]senior secured note, first lien, 144A, 5.75%, 5/15/24	United States	131,900,000	134,373,125
Sabine Pass LNG LP,
first lien, 6.50%, 11/01/20	United States	30,000,000	31,050,000
senior secured note, 7.50%, 11/30/16	United States	141,000,000	150,179,100
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	199,200,000	181,770,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	74,200,000	79,765,000
[e]144A, 6.125%, 1/15/23	United States	76,100,000	75,635,790
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	100,000,000	103,000,000
7.50%, 3/15/21	United States	120,000,000	117,600,000
8.125%, 10/15/22	United States	46,250,000	46,423,438
7.50%, 2/15/23	United States	50,000,000	48,812,500
[e]Seventy Seven Energy Inc., senior note, 144A, 6.50%, 7/15/22	United States	15,000,000	14,812,500
Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	125,000,000	129,412,500
Transocean Inc., senior bond, 6.50%, 11/15/20	United States	25,000,000	26,604,425
[e]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	47,000,000	45,120,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	128,400,000	133,536,000
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	65,000,000	61,523,865
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	48,500,000	50,076,250
			7,830,201,550
Financials 4.1%
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	36,600,000	39,345,000
[e]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	50,000,000	50,375,000
[e]Ashtead Capital Inc., second lien, 144A, 5.625%, 10/01/24	United Kingdom	40,000,000	40,250,000
[k]Bank of America Corp., junior sub. bond,
M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	108,759,300
U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	52,000,000	49,140,000
X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	84,893,750
[k]Barclays PLC, sub. bond, 8.25% to 12/15/18, FRN thereafter,
Perpetual	United Kingdom	75,000,000	77,280,375
[e]Ceridian LLC/Comdata Inc., senior note, 144A, 8.125%, 11/15/17	United States	35,000,000	35,131,250
CIT Group Inc., senior bond, 5.00%, 8/01/23	United States	60,000,000	59,700,000
[k]Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	179,195,000	168,311,233
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	165,000,000	165,154,770
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter,
Perpetual	United States	270,000,000	268,421,040
junior sub. note, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	33,000,000	32,257,500
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	21,000,000	20,895,000

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STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Financials (continued)
E*TRADE Financial Corp., senior note, 6.00%, 11/15/17	United States	49,900,000	$51,646,500
[k]Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter,
Perpetual	United States	54,000,000	51,030,000
[k]General Electric Capital Corp., junior sub. bond, C, 5.25% to 6/15/23,
FRN thereafter, Perpetual	United States	82,400,000	82,709,000
General Motors Financial Co. Inc., senior bond, 4.25%, 5/15/23	United States	65,209,000	65,616,556
[k]The Goldman Sachs Group Inc., junior sub. note, 5.70% to 5/10/19,
FRN thereafter, Perpetual	United States	30,000,000	30,582,480
[k]HSBC Holdings PLC, junior sub. bond, 6.375% to 9/17/24,
FRN thereafter, Perpetual	United Kingdom	40,000,000	40,047,600
International Lease Finance Corp., senior note,
8.75%, 3/15/17	United States	130,000,000	145,275,000
8.875%, 9/01/17	United States	63,300,000	72,003,750
iStar Financial Inc., senior note, 5.00%, 7/01/19	United States	88,500,000	85,623,750
[k]JPMorgan Chase & Co.,
junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	103,818,750
junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000	59,670,000
junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	105,950,000
junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter,
Perpetual	United States	100,000,000	95,500,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter,
Perpetual	United States	188,000,000	183,978,868
junior sub. note, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	815,000,000	888,757,500
junior sub. note, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	80,000,000	79,439,440
Kinetic Concepts Inc./USA, senior note, 12.50%, 11/01/19	United States	32,000,000	35,760,000
Morgan Stanley,
[k]junior sub. bond, H, 5.45% to 7/15/19, FRN thereafter,
Perpetual	United States	25,000,000	24,843,750
senior note, 5.50%, 1/26/20	United States	70,000,000	78,597,120
Nationstar Mortgage LLC/Nationstar Capital Corp., senior note,
9.625%, 5/01/19	United States	30,000,000	32,925,000
[e]Nuveen Investments Inc., senior note, 144A,
9.125%, 10/15/17	United States	50,000,000	53,750,000
9.50%, 10/15/20	United States	50,000,000	58,250,000
[k]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23,
FRN thereafter, Perpetual	United States	54,000,000	51,300,000
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	41,100,000	40,509,188
SLM Corp., senior note, 6.125%, 3/25/24	United States	50,000,000	48,875,000
[k]Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24,
FRN thereafter, Perpetual	United States	129,500,000	132,251,875
			3,898,625,345
Health Care 2.7%
Alere Inc., senior note, 7.25%, 7/01/18	United States	20,800,000	21,892,000
[e]AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	United States	27,700,000	27,561,500
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	United States	129,100,000	138,162,820
[e]144A, 5.125%, 8/01/21	United States	48,750,000	48,871,875
[e]144A, 6.875%, 2/01/22	United States	89,000,000	93,227,500
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	76,000,000	74,812,500

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		STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Health Care (continued)
[e]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%,
4/01/22	United States	11,500,000	$11,385,000
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	47,200,000	49,560,000
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	25,550,000	26,731,687
senior note, 8.00%, 10/01/18	United States	60,000,000	68,400,000
senior note, 7.50%, 2/15/22	United States	150,000,000	169,125,000
senior note, 5.875%, 5/01/23	United States	110,000,000	112,750,000
senior secured bond, first lien, 4.75%, 5/01/23	United States	85,000,000	83,300,000
senior secured note, 6.50%, 2/15/20	United States	114,300,000	125,015,625
senior secured note, first lien, 5.00%, 3/15/24	United States	148,900,000	146,852,625
[e,h]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	145,400,000	147,217,500
[e]Mallinckrodt International Finance SA/Mallinckrodt CB LLC, senior note,
144A, 5.75%, 8/01/22	United States	25,000,000	25,281,250
Tenet Healthcare Corp.,
4.375%, 10/01/21	United States	150,000,000	144,375,000
first lien, 6.25%, 11/01/18	United States	88,211,775	94,055,805
senior note, 8.00%, 8/01/20	United States	190,000,000	200,925,000
senior note, 8.125%, 4/01/22	United States	360,000,000	396,000,000
[e]senior note, 144A, 5.00%, 3/01/19	United States	35,450,000	35,095,500
[e]senior note, 144A, 5.50%, 3/01/19	United States	35,800,000	36,068,500
senior secured note, first lien, 4.50%, 4/01/21	United States	85,000,000	83,193,750
[e]Valeant Pharmaceuticals International Inc., senior note, 144A,
6.75%, 8/15/18	United States	58,900,000	62,286,750
7.50%, 7/15/21	United States	53,900,000	57,875,125
5.625%, 12/01/21	United States	25,650,000	25,617,938
[e]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,900,000	44,240,625
			2,549,880,875
Industrials 1.9%
[e]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	100,000,000	109,000,000
7.75%, 2/01/20	Spain	36,600,000	39,299,250
[e]Abengoa Greenfield SA, senior note, 144A, 6.50%, 10/01/19	Spain	40,000,000	39,850,000
The ADT Corp.,
senior bond, 4.125%, 6/15/23	United States	105,000,000	93,712,500
senior note, 3.50%, 7/15/22	United States	58,500,000	50,748,750
[e]Ahern Rentals Inc., secured note, second lien, 144A, 9.50%,
6/15/18	United States	40,000,000	42,900,000
[e]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	40,000,000	38,600,000
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	98,500,000	101,270,313
[e]Aviation Capital Group Corp., 144A, 6.75%, 4/06/21	United States	28,520,000	32,584,100
[e]Blueline Rental Finance Corp., second lien, 144A, 7.00%, 2/01/19	United States	10,800,000	11,124,000
[e]Bombardier Inc.,
senior bond, 144A, 6.125%, 1/15/23	Canada	81,300,000	81,808,125
senior note, 144A, 6.00%, 10/15/22	Canada	35,000,000	34,868,750
[b,e]CEVA Group PLC,
first lien, 144A, 7.00%, 3/01/21	United Kingdom	15,000,000	15,075,000
secured note, 144A, 9.00%, 9/01/21	United Kingdom	20,000,000	20,187,500
senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	186,778,982	172,303,611

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STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Industrials (continued)
Hertz Corp., senior note,
6.75%, 4/15/19	United States	125,775,000	$130,491,562
5.875%, 10/15/20	United States	12,150,000	12,393,000
7.375%, 1/15/21	United States	30,000,000	31,800,000
Icahn Enterprises LP/Finance Corp., senior note, 5.875%, 2/01/22	United States	40,000,000	40,100,000
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	78,000,000	76,927,500
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	147,975,000	152,229,281
[e]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	51,600,000	53,793,000
[e]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	60,650,000	60,877,438
TransDigm Inc.,
[e]senior sub. bond, 144A, 6.50%, 7/15/24	United States	26,500,000	26,433,750
senior sub. note, 5.50%, 10/15/20	United States	59,500,000	58,012,500
[e]senior sub. note, 144A, 6.00%, 7/15/22	United States	26,800,000	26,498,500
United Continental Holdings Inc., senior bond,
A, 6.00%, 7/15/26	United States	40,000,000	37,500,000
B, 6.00%, 7/15/28	United States	40,000,000	37,000,000
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	69,700,000	70,787,320
senior sub. note, 8.375%, 9/15/20	United States	45,000,000	48,600,000
[e]XPO Logistics Inc., senior note, 144A, 7.875%, 9/01/19	United States	30,000,000	31,125,000
			1,777,900,750
Information Technology 2.9%
[e]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	55,900,000	57,157,750
[e]Belden Inc., senior sub. note, 144A, 5.50%, 9/01/22	United States	40,000,000	40,700,000
[e]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	97,500,000	94,087,500
[e,h]Boxer Parent Co. Inc., senior note, 144A, PIK, 9.00%, 10/15/19	United States	50,000,000	46,250,000
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	101,874,000	108,495,810
[e]Ceridian Corp., secured note, 144A, 8.875%, 7/15/19	United States	36,100,000	40,116,125
[e,h]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%,
6/01/20	United States	44,400,000	45,954,000
[e]CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	55,000,000	54,312,500
senior note, 144A, 5.00%, 6/15/21	United States	22,000,000	21,670,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	580,000,000	696,000,000
senior note, 10.625%, 6/15/21	United States	40,780,000	46,591,150
[e]senior secured bond, 144A, 8.25%, 1/15/21	United States	425,000,000	452,625,000
[e,h]senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	208,158,000	221,688,270
[e]senior secured note, first lien, 144A, 6.75%, 11/01/20	United States	69,726,000	74,083,875
Freescale Semiconductor Inc.,
[e]secured note, 144A, 5.00%, 5/15/21	United States	59,450,000	58,706,875
senior note, 8.05%, 2/01/20	United States	116,894,000	124,492,110
senior note, 10.75%, 8/01/20	United States	119,258,000	132,674,525
[e]senior secured note, 144A, 6.00%, 1/15/22	United States	41,850,000	42,582,375
IAC/InterActiveCorp, senior note, 4.75%, 12/15/22	United States	45,000,000	43,425,000
[e,h]Infor Software Parent LLC/Inc., senior note, 144A, PIK, 7.125%,
5/01/21	United States	22,000,000	21,890,000
Infor U.S. Inc., senior note, 9.375%, 4/01/19	United States	40,800,000	44,217,000
[e]Inmarsat Finance PLC, senior note, 144A, 4.875%, 5/15/22	United Kingdom	40,000,000	39,075,000

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		FRANKLIN CUSTODIAN FUNDS
		STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Information Technology (continued)
NCR Corp., senior note,
4.625%, 2/15/21	United States	35,000,000		$34,475,000
5.00%, 7/15/22	United States	50,000,000		49,125,000
6.375%, 12/15/23	United States	70,000,000		73,675,000
[e,j]NII International Telecom SCA, senior note, 144A, 11.375%,
8/15/19	United States	25,000,000		16,937,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	36,400,000		38,948,000
				2,719,955,365
Materials 2.9%
AngloGold Ashanti Holdings PLC, senior note, 8.50%, 7/30/20	South Africa	35,000,000		38,653,125
[e]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	20,700,000		20,544,750
senior note, 144A, 7.00%, 11/15/20	Luxembourg	10,588,235		10,601,471
senior note, 144A, 6.75%, 1/31/21	Luxembourg	22,600,000		22,741,250
senior note, 144A, 6.00%, 6/30/21	Luxembourg	40,000,000		38,675,000
[l]senior secured note, 144A, FRN, 3.234%, 12/15/19	Luxembourg	25,000,000		24,281,250
Ball Corp., senior bond, 4.00%, 11/15/23	United States	95,000,000		88,825,000
[e]Beverage Packaging Holdings Luxembourg II SA, senior note, 144A,
5.625%, 12/15/16	United States	33,000,000		32,835,000
[e]BWAY Holding Co., senior note, 144A, 9.125%, 8/15/21	United States	55,000,000		55,550,000
[e]Cemex Finance LLC, senior secured note, 144A,
9.375%, 10/12/22	Mexico	56,300,000		63,759,750
6.00%, 4/01/24	Mexico	88,400,000		88,068,500
[d,e]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	75,000,000		72,515,625
secured note, 144A, 5.875%, 3/25/19	Mexico	18,800,000		19,023,250
secured note, 144A, 7.25%, 1/15/21	Mexico	111,000,000		117,729,375
senior secured note, 144A, 9.00%, 1/11/18	Mexico	79,163,000		83,912,780
senior secured note, 144A, 9.50%, 6/15/18	Mexico	105,000,000		116,943,750
senior secured note, 144A, 6.50%, 12/10/19	Mexico	40,000,000		41,350,000
[e]Consolidated Minerals Ltd., senior secured note, 144A, 8.00%,
5/15/20	Jersey Islands	30,000,000		25,500,000
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond,
4.50%, 1/15/23	United States	150,000,000		142,500,000
Dynacast International LLC/Finance Inc., 9.25%, 7/15/19	United States	50,000,000		53,750,000
[e]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	41,630,000		42,566,675
7.00%, 2/15/21	Canada	63,630,000		64,823,062
7.25%, 5/15/22	Canada	28,000,000		28,700,000
[e]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	70,600,000		72,718,000
[i]8.25%, 11/01/19	Australia	80,000,000		83,000,000
[i]6.875%, 4/01/22	Australia	60,000,000		61,275,000
HudBay Minerals Inc., senior note,
9.50%, 10/01/20	Canada	89,600,000		96,544,000
[e]144A, 9.50%, 10/01/20	Canada	15,000,000		16,162,500
[e]Imperial Metals Corp., senior note, 144A, 7.00%, 3/15/19	Canada	20,000,000		18,900,000
[e]Ineos Finance PLC, senior secured note, 144A, 8.375%, 2/15/19	Switzerland	42,800,000		46,090,250
[e]Ineos Group Holdings SA, senior note, 144A,
5.75%, 2/15/19	Switzerland	45,200,000	EUR	57,404,175
5.875%, 2/15/19	Switzerland	25,700,000		25,603,625

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FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Materials (continued)
[e]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	53,700,000	EUR	$70,618,605
Molycorp Inc., first lien, 10.00%, 6/01/20	United States	65,000,000		45,500,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	70,800,000		72,393,000
senior note, 8.50%, 5/15/18	United States	99,900,000		103,521,375
senior note, 9.00%, 4/15/19	United States	100,100,000		104,729,625
senior note, 9.875%, 8/15/19	United States	127,000,000		137,318,750
senior note, 8.25%, 2/15/21	United States	45,000,000		47,812,500
senior secured note, 7.875%, 8/15/19	United States	65,000,000		69,225,000
senior secured note, 6.875%, 2/15/21	United States	32,500,000		34,450,000
[e]Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	48,000,000		47,280,000
United States Steel Corp., senior note, 7.375%, 4/01/20	United States	35,000,000		39,068,750
Walter Energy Inc.,
[e]first lien, 144A, 9.50%, 10/15/19	United States	110,000,000		99,550,000
[e,h]second lien, 144A, PIK, 11.00%, 4/01/20	United States	24,250,000		11,155,000
senior note, 9.875%, 12/15/20	United States	45,000,000		14,625,000
senior note, 8.50%, 4/15/21	United States	66,725,000		20,684,750
[e]Wise Metals Group LLC/Wise Alloys Finance Corp., senior secured
note, 144A, 8.75%, 12/15/18	United States	25,000,000		26,812,500
[e]WR Grace & Co-Conn, senior note, 144A, 5.125%, 10/01/21	United States	30,000,000		30,600,000
				2,746,892,018
Telecommunication Services 3.9%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	47,600,000		51,110,500
senior note, 5.80%, 3/15/22	United States	63,000,000		64,890,000
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	75,000,000		78,187,500
senior note, 8.50%, 4/15/20	United States	51,150,000		57,032,250
senior note, 9.25%, 7/01/21	United States	63,600,000		72,901,500
senior note, 8.75%, 4/15/22	United States	48,900,000		55,257,000
senior note, 7.125%, 1/15/23	United States	130,000,000		133,250,000
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	170,000,000		162,987,500
[e]Millicom International Cellular SA, senior note, 144A, 6.625%,
10/15/21	Luxembourg	37,900,000		39,510,750
[e]SoftBank Corp., senior note, 144A, 4.50%, 4/15/20	Japan	70,000,000		70,000,000
Sprint Capital Corp., senior bond, 6.875%, 11/15/28	United States	126,000,000		120,960,000
[e]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	245,650,000		248,413,562
senior note, 144A, 7.875%, 9/15/23	United States	187,350,000		199,527,750
Sprint Nextel Corp.,
6.00%, 12/01/16	United States	164,000,000		172,815,000
11.50%, 11/15/21	United States	200,000,000		257,000,000
senior note, 9.125%, 3/01/17	United States	80,000,000		90,400,000
senior note, 8.375%, 8/15/17	United States	182,700,000		204,852,375
senior note, 7.00%, 8/15/20	United States	30,000,000		31,425,000
senior note, 6.00%, 11/15/22	United States	158,000,000		153,852,500
[e]senior note, 144A, 9.00%, 11/15/18	United States	180,000,000		208,575,000
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	50,000,000		51,375,000
senior bond, 6.50%, 1/15/24	United States	32,300,000		32,784,500
senior bond, 6.375%, 3/01/25	United States	43,000,000		43,000,000

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		FRANKLIN CUSTODIAN FUNDS
		STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Telecommunication Services (continued)
T-Mobile USA Inc., (continued)
senior note, 6.464%, 4/28/19	United States	125,000,000		$130,156,250
senior note, 6.542%, 4/28/20	United States	45,000,000		46,293,750
senior note, 6.25%, 4/01/21	United States	100,000,000		101,375,000
senior note, 6.633%, 4/28/21	United States	50,000,000		51,437,500
senior note, 6.125%, 1/15/22	United States	18,300,000		18,460,125
senior note, 6.731%, 4/28/22	United States	50,000,000		51,312,500
senior note, 6.00%, 3/01/23	United States	30,000,000		30,075,000
senior note, 6.836%, 4/28/23	United States	50,000,000		51,562,500
[e]Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	70,000,000		68,993,750
Verizon Communications Inc.,
senior bond, 6.55%, 9/15/43	United States	70,000,000		87,584,420
senior note, 5.15%, 9/15/23	United States	92,700,000		102,605,644
[e]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	290,000,000		291,812,500
senior secured note, 144A, 4.75%, 7/15/20	Italy	50,000,000		48,031,250
				3,679,807,876
Utilities 1.4%
The AES Corp., senior bond,
4.875%, 5/15/23	United States	110,000,000		105,050,000
5.50%, 3/15/24	United States	50,000,000		48,875,000
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	250,000,000		242,812,500
senior note, 5.375%, 1/15/23	United States	200,000,000		194,250,000
[e]senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	58,700,000		61,048,000
[e]senior secured note, 144A, 7.875%, 1/15/23	United States	60,920,000		66,859,700
[e]senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	28,200,000		29,821,500
[b]Dynegy Inc., senior note, 5.875%, 6/01/23	United States	105,000,000		98,437,500
GenOn Energy Inc., senior note, 7.875%, 6/15/17	United States	110,000,000		112,475,000
[e]InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	143,700,000		138,131,625
secured note, 144A, 7.50%, 6/30/21	Netherlands	35,800,000	GBP	59,457,327
[e]NGL Energy Partners LP/NGL Energy Finance Corp., senior note,
144A,
5.125%, 7/15/19	United States	23,200,000		22,823,000
6.875%, 10/15/21	United States	30,000,000		31,350,000
NRG Energy Inc.,
senior bond, 6.625%, 3/15/23	United States	20,000,000		20,750,000
[e]senior note, 144A, 6.25%, 7/15/22	United States	25,000,000		25,765,625
[e]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	39,900,000		40,199,250
				1,298,106,027
Total Corporate Bonds (Cost $31,752,857,302)				32,847,875,826
[l,m]Senior Floating Rate Interests 3.4%
Consumer Discretionary 1.3%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	29,925,000		29,887,414
Altice Financing SA, Loans, 5.50%, 6/24/19	Luxembourg	49,625,000		50,183,281
Caesars Entertainment Operating Co. Inc., Term B-4-B Loans, 10.25%,
10/31/16	United States	42,782,450		41,146,022

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FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
[l,m]Senior Floating Rate Interests (continued)
Consumer Discretionary (continued)
[b]Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	United States	1,482,107	$1,374,654
iHeartCommunications Inc.,
Tranche B Term Loan, 3.804%, 1/29/16	United States	5,265,949	5,227,397
Tranche D Term Loan, 6.904%, 1/30/19	United States	727,373,595	695,778,668
Tranche E Term Loan, 7.654%, 7/30/19	United States	200,744,256	196,729,371
Numericable,
Dollar Denominated Tranche B-1 Loans, 4.50%, 5/08/20	France	26,807,692	26,623,389
Dollar Denominated Tranche B-2 Loans, 4.50%, 5/08/20	France	23,192,308	23,032,861
[b]R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	United States	22,277,846	16,429,911
SuperMedia Inc., Exit Term Loan, 11.60%, 12/31/16	United States	6,805,195	5,591,407
TWCC Holding Corp.,
Second Lien Term Loan, 7.00%, 6/26/20	United States	50,000,000	49,208,350
Term Loan, 3.50%, 2/11/17	United States	10,000,000	9,860,940
Visant Corp. (Jostens), Initial Term Loan, 7.00%, 9/23/21	United States	100,000,000	98,791,700
			1,249,865,365
Consumer Staples 0.1%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	98,750,000	98,472,315
Energy 0.8%
[h]American Energy - Utica LLC, Second Lien Loans, PIK, 11.00%,
9/30/18	United States	35,488,862	36,780,763
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%,
3/31/21	Marshall Islands	248,246,231	238,523,171
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%,
7/25/21	United States	50,000,000	48,343,750
Fieldwood Energy LLC, Second Lien Closing Date Loans, 8.375%,
9/30/20	United States	219,261,084	220,448,821
[g]NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/17	United States	106,923,436	106,745,195
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	150,000,000	136,125,000
			786,966,700
Health Care 0.1%
Community Health Systems Inc., 2021 Term D Loan, 4.25%,
1/27/21	United States	49,625,000	49,541,283
Industrials 0.2%
[b]CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	20,320,197	19,744,465
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	21,321,429	20,717,329
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%,
3/19/21	Canada	3,676,108	3,571,953
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21	United States	29,408,867	28,575,626
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	36,555,232	36,806,257
Stena International SA, Loans, 4.00%, 3/03/21	Sweden	99,500,000	97,945,312
			207,360,942
Information Technology 0.6%
First Data Corp.,
2018 New Dollar Term Loan, 3.655%, 3/24/18	United States	402,993,460	395,857,252
Second New Dollar Term Loan, 3.655%, 3/24/17	United States	128,000,000	126,064,000
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	42,428,571	42,481,607
			564,402,859

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FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
[l,m]Senior Floating Rate Interests (continued)
Materials 0.2%
Ardagh Holdings USA Inc., New Term Loan, 4.00%, 12/17/19	United States	19,900,000	$19,626,375
Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	204,400,000	181,149,500
			200,775,875
Utilities 0.1%
Intergen NV, Term Advance, 5.50%, 6/13/20	Netherlands	44,425,125	44,619,485
Total Senior Floating Rate Interests
(Cost $3,193,836,462)			3,202,004,824

		Shares
Escrows and Litigation Trusts 0.0%†
[a,b,n]Dynegy Holdings Inc., Escrow Account	United States	1,024,235,000	—
[a,b,n]Dynegy Roseton Danskammer Pass Through Trust,
Escrow Account, B	United States	40,000,000	—
[a]Motors Liquidation Co., Escrow Account	United States	400,000,000	40,000
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	110,000
[a,n]SuperMedia Inc., Litigation Trust	United States	30,326,101	—
Total Escrows and Litigation Trusts
(Cost $2,757,417)			150,000
Total Investments before Short Term Investments
(Cost $85,919,079,930)			93,200,027,287

		Principal
		Amount*
Short Term Investments 0.8%
U.S. Government and Agency Securities (Cost $99,999,978) 0.1%
[o]FHLB, 10/08/14	United States	100,000,000	100,000,000
Total Investments before Money Market Funds
(Cost $86,019,079,908)			93,300,027,287

		Shares
Money Market Funds (Cost $584,780,335) 0.6%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	United States	584,780,335	584,780,335
[q]Investments from Cash Collateral Received for Loaned
Securities (Cost $36,744,420) 0.1%
Money Market Funds 0.1%
[r]BNY Mellon Overnight Government Fund, 0.026%	United States	36,744,420	36,744,420
Total Investments (Cost $86,640,604,663) 99.6%			93,921,552,042
Other Assets, less Liabilities 0.4%			423,815,552
Net Assets 100.0%			$94,345,367,594

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FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin Income Fund (continued)

See Abbreviations on page 143.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 10 regarding holdings of 5% voting securities.
cSee Note 8 regarding restricted securities.
dAt September 30, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of
Trustees. At September 30, 2014, the aggregate value of these securities was $19,183,513,748, representing 20.33% of net assets.
fSee Note 1(f) regarding equity-linked securities.
gA portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(d).
hIncome may be received in additional securities and/or cash.
iA portion or all of the security is on loan at September 30, 2014. See Note 1(g).
jSee Note 7 regarding defaulted securities.
kPerpetual security with no stated maturity date.
lThe coupon rate shown represents the rate at period end.
mSee Note 1(i) regarding senior floating rate interests.
nSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of these securities was $–.
oThe security is traded on a discount basis with no stated coupon rate.
pSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
qSee Note 1(g) regarding securities on loan.
rThe rate shown is the annualized seven-day yield at period end.

98 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

Financial Highlights
Franklin U.S. Government Securities Fund
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$6.53	$6.91	$6.92	$6.81	$6.69
Income from investment operations[a]:
Net investment income[b]	0.17	0.15	0.20	0.24	0.25
Net realized and unrealized gains (losses)	0.01	(0.29)	0.04	0.15	0.14
Total from investment operations	0.18	(0.14)	0.24	0.39	0.39
Less distributions from net investment income	(0.23)	(0.24)	(0.25)	(0.28)	(0.27)
Net asset value, end of year	$6.48	$6.53	$6.91	$6.92	$6.81

Total return[c]	2.80%	(2.03)%	3.49%	5.93%	5.94%

Ratios to average net assets
Expenses	0.75%[d]	0.73%	0.73%	0.72%	0.73%
Net investment income	2.62%	2.17%	2.86%	3.55%	3.70%

Supplemental data
Net assets, end of year (000’s)	$4,323,990	$5,138,613	$6,861,193	$6,423,821	$6,771,471
Portfolio turnover rate	69.73%	46.16%	40.15%	20.23%	47.41%
Portfolio turnover rate excluding mortgage dollar rolls[e]	38.79%	40.83%	40.15%	20.23%	47.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
eSee Note 1(h) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 99

FRANKLIN CUSTODIAN FUNDS
FINANCIAL HIGHLIGHTS

Franklin U.S. Government Securities Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$6.49	$6.86	$6.88	$6.77	$6.66
Income from investment operations[a]:
Net investment income[b]	0.14	0.11	0.16	0.21	0.21
Net realized and unrealized gains (losses)	0.01	(0.28)	0.03	0.15	0.14
Total from investment operations	0.15	(0.17)	0.19	0.36	0.35
Less distributions from net investment income	(0.20)	(0.20)	(0.21)	(0.25)	(0.24)
Net asset value, end of year	$6.44	$6.49	$6.86	$6.88	$6.77

Total return[c]	2.30%	(2.45)%	2.85%	5.44%	5.28%

Ratios to average net assets
Expenses	1.25%[d]	1.23%	1.23%	1.23%	1.24%
Net investment income	2.12%	1.67%	2.36%	3.04%	3.19%

Supplemental data
Net assets, end of year (000’s)	$1,190,720	$1,640,787	$2,981,724	$2,294,707	$2,484,847
Portfolio turnover rate	69.73%	46.16%	40.15%	20.23%	47.41%
Portfolio turnover rate excluding mortgage dollar rolls[e]	38.79%	40.83%	40.15%	20.23%	47.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
eSee Note 1(h) regarding mortgage dollar rolls.

100 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN CUSTODIAN FUNDS
			FINANCIAL HIGHLIGHTS

Franklin U.S. Government Securities Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$6.53	$6.90	$6.91	$6.81	$6.69
Income from investment operations[a]:
Net investment income[b]	0.15	0.12	0.17	0.22	0.23
Net realized and unrealized gains (losses)	0.01	(0.27)	0.04	0.14	0.13
Total from investment operations	0.16	(0.15)	0.21	0.36	0.36
Less distributions from net investment income	(0.21)	(0.22)	(0.22)	(0.26)	(0.24)
Net asset value, end of year	$6.48	$6.53	$6.90	$6.91	$6.81

Total return	2.44%	(2.27)%	3.13%	5.41%	5.55%

Ratios to average net assets
Expenses	1.10%[c]	1.08%	1.08%	1.08%	1.09%
Net investment income	2.27%	1.82%	2.51%	3.19%	3.34%

Supplemental data
Net assets, end of year (000’s)	$74,442	$94,110	$141,140	$131,692	$140,147
Portfolio turnover rate	69.73%	46.16%	40.15%	20.23%	47.41%
Portfolio turnover rate excluding mortgage dollar rolls[d]	38.79%	40.83%	40.15%	20.23%	47.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
dSee Note 1(h) regarding mortgage dollar rolls.

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FRANKLIN CUSTODIAN FUNDS
FINANCIAL HIGHLIGHTS

Franklin U.S. Government Securities Fund (continued)
	Year Ended
	September 30,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$6.55	$6.76
Income from investment operations[b]:
Net investment income[c]	0.19	0.07
Net realized and unrealized gains (losses)	0.01	(0.17)
Total from investment operations	0.20	(0.10)
Less distributions from net investment income	(0.25)	(0.11)
Net asset value, end of year	$6.50	$6.55

Total return[d]	3.08%	(1.53)%

Ratios to average net assets[e]
Expenses	0.47%[f]	0.46%
Net investment income	2.90%	2.44%

Supplemental data
Net assets, end of year (000’s)	$497,246	$480,590
Portfolio turnover rate	69.73%	46.16%
Portfolio turnover rate excluding mortgage dollar rolls[g]	38.79%	40.83%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gSee Note 1(h) regarding mortgage dollar rolls.

102 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN CUSTODIAN FUNDS
			FINANCIAL HIGHLIGHTS

Franklin U.S. Government Securities Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$6.55	$6.93	$6.94	$6.83	$6.71
Income from investment operations[a]:
Net investment income[b]	0.18	0.16	0.21	0.25	0.26
Net realized and unrealized gains (losses)	0.01	(0.29)	0.04	0.15	0.14
Total from investment operations	0.19	(0.13)	0.25	0.40	0.40
Less distributions from net investment income	(0.24)	(0.25)	(0.26)	(0.29)	(0.28)
Net asset value, end of year	$6.50	$6.55	$6.93	$6.94	$6.83

Total return	2.94%	(1.86)%	3.63%	6.08%	6.06%

Ratios to average net assets
Expenses	0.60%[c]	0.58%	0.58%	0.58%	0.59%
Net investment income	2.77%	2.32%	3.01%	3.69%	3.84%

Supplemental data
Net assets, end of year (000’s)	$652,737	$949,085	$1,586,928	$1,478,504	$1,193,213
Portfolio turnover rate	69.73%	46.16%	40.15%	20.23%	47.41%
Portfolio turnover rate excluding mortgage dollar rolls[d]	38.79%	40.83%	40.15%	20.23%	47.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
dSee Note 1(h) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 103

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, September 30, 2014

Franklin U.S. Government Securities Fund
	Principal
	Amount	Value
Mortgage-Backed Securities 101.1%
[a]Government National Mortgage Association (GNMA) Adjustable Rate 2.6%
GNMA, 1.625%, 9/20/27 - 6/20/35	$64,128,760	$66,658,421
GNMA, 1.625%, 7/20/35 - 3/20/40	62,993,057	65,552,370
GNMA, 1.625% - 4.00%, 10/20/37 - 2/20/42	40,000,224	41,637,899
		173,848,690
Government National Mortgage Association (GNMA) Fixed Rate 98.5%
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17	19,458	19,546
GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16	59,837	60,567
GNMA GP 30 Year, 11.25%, 10/15/15 - 12/15/15	11,667	11,737
GNMA I SF 15 Year, 6.50%, 5/15/18	98,331	101,987
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	47,685,163	49,640,275
GNMA I SF 30 Year, 4.00%, 3/15/39 - 12/15/40	63,207,609	67,278,113
GNMA I SF 30 Year, 4.00%, 1/15/41 - 9/15/41	8,777,826	9,387,796
GNMA I SF 30 Year, 4.50%, 2/15/39 - 6/15/39	57,146,635	62,611,454
GNMA I SF 30 Year, 4.50%, 6/15/39 - 10/15/39	58,486,256	63,641,547
GNMA I SF 30 Year, 4.50%, 10/15/39 - 1/15/40	51,752,060	56,485,681
GNMA I SF 30 Year, 4.50%, 1/15/40 - 4/15/40	55,559,138	60,536,610
GNMA I SF 30 Year, 4.50%, 4/15/40 - 6/15/40	53,745,432	58,516,182
GNMA I SF 30 Year, 4.50%, 6/15/40	38,266,603	41,814,427
GNMA I SF 30 Year, 4.50%, 6/15/40 - 7/15/40	46,454,455	50,863,848
GNMA I SF 30 Year, 4.50%, 7/15/40	33,788,712	36,770,768
GNMA I SF 30 Year, 4.50%, 7/15/40	33,686,255	36,864,439
GNMA I SF 30 Year, 4.50%, 7/15/40 - 8/15/40	50,226,196	54,703,535
GNMA I SF 30 Year, 4.50%, 8/15/40 - 4/15/41	61,423,936	66,914,006
GNMA I SF 30 Year, 4.50%, 4/15/41 - 6/15/41	32,888,995	36,103,773
GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/33	60,106,490	66,667,584
GNMA I SF 30 Year, 5.00%, 9/15/33 - 12/15/33	60,388,560	66,949,666
GNMA I SF 30 Year, 5.00%, 12/15/33 - 8/15/35	59,973,334	66,346,251
GNMA I SF 30 Year, 5.00%, 8/15/35 - 7/15/39	58,254,257	64,402,653
GNMA I SF 30 Year, 5.00%, 7/15/39 - 8/15/39	18,516,771	20,469,214
GNMA I SF 30 Year, 5.00%, 8/15/39 - 9/15/39	58,320,369	64,641,420
GNMA I SF 30 Year, 5.00%, 9/15/39 - 10/15/39	60,017,993	66,487,155
GNMA I SF 30 Year, 5.00%, 10/15/39	49,197,587	54,545,300
GNMA I SF 30 Year, 5.00%, 10/15/39 - 11/15/39	56,443,163	62,656,596
GNMA I SF 30 Year, 5.00%, 11/15/39	25,104,743	27,864,743
GNMA I SF 30 Year, 5.00%, 11/15/39 - 12/15/39	59,327,104	65,846,326
GNMA I SF 30 Year, 5.00%, 12/15/39 - 2/15/40	59,360,681	65,791,686
GNMA I SF 30 Year, 5.00%, 2/15/40 - 3/15/40	51,148,356	56,799,115
GNMA I SF 30 Year, 5.00%, 3/15/40 - 5/15/40	58,029,673	64,365,497
GNMA I SF 30 Year, 5.00%, 5/15/40 - 6/15/40	59,299,938	65,826,105
GNMA I SF 30 Year, 5.00%, 6/15/40	38,772,065	43,040,947
GNMA I SF 30 Year, 5.00%, 9/15/40	51,139,993	56,769,890
GNMA I SF 30 Year, 5.50%, 5/15/28 - 4/15/33	60,144,742	67,301,703
GNMA I SF 30 Year, 5.50%, 4/15/33 - 7/15/33	60,140,408	67,300,054
GNMA I SF 30 Year, 5.50%, 7/15/33 - 3/15/35	59,495,088	66,660,174
GNMA I SF 30 Year, 5.50%, 3/15/35 - 2/15/38	59,730,128	66,786,770
GNMA I SF 30 Year, 5.50%, 5/15/38 - 1/15/39	51,186,345	57,050,764
GNMA I SF 30 Year, 5.50%, 2/15/39 - 12/15/39	59,745,882	66,576,847
GNMA I SF 30 Year, 5.50%, 2/15/40	4,250,913	4,767,526
GNMA I SF 30 Year, 6.00%, 10/15/23 - 8/15/32	58,837,245	67,354,734
GNMA I SF 30 Year, 6.00%, 8/15/32 - 11/15/35	56,361,377	64,873,741

104 | Annual Report	franklintempleton.com

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I SF 30 Year, 6.00%, 12/15/35 - 1/15/37	$58,041,399	$67,001,161
GNMA I SF 30 Year, 6.00%, 1/15/37 - 12/15/37	58,888,439	67,018,817
GNMA I SF 30 Year, 6.00%, 12/15/37 - 11/15/38	43,237,996	48,966,848
GNMA I SF 30 Year, 6.00%, 11/15/38 - 12/15/39	43,624,227	49,197,430
GNMA I SF 30 Year, 6.50%, 5/15/23 - 11/15/31	59,122,793	67,327,579
GNMA I SF 30 Year, 6.50%, 11/15/31 - 8/15/37	33,799,235	38,854,218
GNMA I SF 30 Year, 6.75%, 3/15/26	11,720	13,291
GNMA I SF 30 Year, 7.00%, 4/15/26 - 5/15/32	60,200,309	67,273,631
GNMA I SF 30 Year, 7.00%, 5/15/32 - 9/15/32	2,927,522	3,385,924
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	290,190	315,590
GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33	20,135,590	22,361,891
GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22	129,580	130,528
GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30	10,087,429	10,702,551
GNMA I SF 30 Year, 8.50%, 6/15/16 - 5/15/25	2,132,440	2,283,483
GNMA I SF 30 Year, 9.00%, 11/15/15 - 7/15/23	2,522,073	2,658,133
GNMA I SF 30 Year, 9.50%, 5/15/16 - 8/15/22	1,912,024	1,973,530
GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25	1,932,936	2,008,488
GNMA I SF 30 Year, 10.50%, 9/15/15 - 10/15/21	1,176,076	1,220,870
GNMA I SF 30 Year, 11.00%, 7/15/15 - 5/15/21	317,969	326,809
GNMA I SF 30 Year, 11.50%, 9/15/15 - 2/15/16	26,952	27,227
GNMA I SF 30 Year, 12.00%, 1/15/15 - 12/15/15	87,842	88,349
GNMA I SF 30 Year, 12.50%, 12/15/14 - 10/15/15	33,336	33,509
GNMA I SF 30 Year, 13.00%, 10/15/14 - 9/15/15	10,874	10,923
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17	14,100	14,235
GNMA II SF 30 Year, 3.50%, 10/20/40 - 6/20/42	28,702,572	29,733,025
GNMA II SF 30 Year, 3.50%, 7/20/42	118,236,585	122,481,147
GNMA II SF 30 Year, 3.50%, 8/20/42	43,818,245	45,411,551
GNMA II SF 30 Year, 3.50%, 9/20/42	254,440,285	263,574,541
GNMA II SF 30 Year, 3.50%, 10/20/42	53,055,950	54,960,631
GNMA II SF 30 Year, 3.50%, 11/20/42 - 2/20/43	61,140,777	63,361,315
GNMA II SF 30 Year, 3.50%, 2/20/43 - 3/20/43	18,258,510	18,909,509
GNMA II SF 30 Year, 3.50%, 4/20/43 - 5/20/43	59,045,195	61,157,054
GNMA II SF 30 Year, 3.50%, 5/20/43	73,241,685	75,858,359
GNMA II SF 30 Year, 3.50%, 6/20/43	84,450,593	87,467,722
GNMA II SF 30 Year, 3.50%, 8/20/43 - 12/20/43	62,605,460	64,842,138
GNMA II SF 30 Year, 3.50%, 1/20/44 - 3/20/44	42,995,706	44,531,795
GNMA II SF 30 Year, 3.50%, 4/20/44	53,229,780	55,131,497
GNMA II SF 30 Year, 3.50%, 5/20/44	49,156,118	50,912,297
GNMA II SF 30 Year, 3.50%, 6/20/44	49,552,656	51,323,002
GNMA II SF 30 Year, 3.50%, 8/20/44	44,906,710	46,554,817
GNMA II SF 30 Year, 4.00%, 5/20/40 - 7/20/40	4,505,318	4,794,198
[b]GNMA II SF 30 Year, 4.00%, 10/01/40	166,000,000	175,934,041
GNMA II SF 30 Year, 4.00%, 10/20/40	23,676,347	25,204,414
GNMA II SF 30 Year, 4.00%, 11/20/40	84,153,935	89,593,864
GNMA II SF 30 Year, 4.00%, 12/20/40	49,113,599	52,288,407
GNMA II SF 30 Year, 4.00%, 1/20/41 - 6/20/41	53,877,684	57,364,565
GNMA II SF 30 Year, 4.00%, 7/20/41	73,057,488	77,670,990
GNMA II SF 30 Year, 4.00%, 9/20/41	83,947,643	89,201,215

franklintempleton.com Annual Report | 105

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 4.00%, 10/20/41	$100,403,809	$106,667,847
GNMA II SF 30 Year, 4.00%, 11/20/41	89,549,563	95,133,434
GNMA II SF 30 Year, 4.00%, 2/20/44	57,095,006	61,168,766
GNMA II SF 30 Year, 4.00%, 6/20/44	127,850,001	135,814,239
GNMA II SF 30 Year, 4.00%, 7/20/44	73,510,842	78,090,097
GNMA II SF 30 Year, 4.00%, 8/20/44	110,017,333	116,870,710
GNMA II SF 30 Year, 4.50%, 5/20/33 - 11/20/39	44,912,867	48,961,492
GNMA II SF 30 Year, 4.50%, 12/20/39	62,544,913	68,105,917
GNMA II SF 30 Year, 4.50%, 1/20/40 - 6/20/40	44,531,856	48,497,573
GNMA II SF 30 Year, 4.50%, 7/20/40	24,995,571	27,254,759
GNMA II SF 30 Year, 4.50%, 5/20/41	81,406,948	88,708,679
GNMA II SF 30 Year, 4.50%, 6/20/41	24,206,988	26,371,403
GNMA II SF 30 Year, 4.50%, 6/20/41	99,107,647	107,969,140
GNMA II SF 30 Year, 4.50%, 7/20/41	105,083,947	114,450,198
GNMA II SF 30 Year, 4.50%, 8/20/41	13,107,477	14,272,070
GNMA II SF 30 Year, 4.50%, 9/20/41	136,854,705	148,975,648
GNMA II SF 30 Year, 4.50%, 10/20/41	102,217,182	111,258,196
GNMA II SF 30 Year, 4.50%, 8/20/42	5,058,845	5,515,084
GNMA II SF 30 Year, 4.50%, 2/20/44	70,134,919	76,245,378
GNMA II SF 30 Year, 5.00%, 7/20/33 - 9/20/33	53,568,806	60,051,204
GNMA II SF 30 Year, 5.00%, 10/20/33 - 12/20/35	57,295,625	63,893,821
GNMA II SF 30 Year, 5.00%, 1/20/36 - 12/20/39	55,538,028	61,762,930
GNMA II SF 30 Year, 5.00%, 4/20/40 - 5/20/40	37,402,009	41,618,830
GNMA II SF 30 Year, 5.00%, 6/20/40 - 9/20/41	46,969,603	52,270,992
GNMA II SF 30 Year, 5.50%, 6/20/34 - 11/20/34	49,940,021	56,718,358
GNMA II SF 30 Year, 5.50%, 12/20/34 - 1/20/35	49,775,774	56,537,000
GNMA II SF 30 Year, 5.50%, 2/20/35 - 2/20/36	51,620,551	58,625,031
GNMA II SF 30 Year, 5.50%, 4/20/36 - 4/20/40	45,791,048	51,775,798
GNMA II SF 30 Year, 6.00%, 10/20/23 - 5/20/35	58,439,131	67,032,695
GNMA II SF 30 Year, 6.00%, 6/20/35 - 1/20/38	53,793,654	60,965,549
GNMA II SF 30 Year, 6.00%, 7/20/38 - 7/20/39	31,476,268	35,508,620
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	48,661,458	55,496,216
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	9,544,659	11,365,743
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	2,341,121	2,765,439
GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30	1,142,028	1,359,987
GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25	447,023	479,778
GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21	99,342	108,128
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25	115,216	125,923
GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21	170,901	191,424
GNMA II SF 30 Year, 10.50% 8/20/15 - 1/20/21	297,250	311,181
GNMA II SF 30 Year, 11.00%, 10/20/15 - 1/20/21	54,960	55,717
GNMA II SF 30 Year, 11.50%, 7/20/15 - 1/20/18	6,028	6,163
GNMA II SF 30 Year, 12.00%, 2/20/15 - 12/20/15	7,744	7,812
GNMA II SF 30 Year, 12.50%, 5/20/15 - 11/20/15	2,176	2,198
GNMA II SF 30 Year, 13.00%, 3/20/15	338	340
		6,641,293,368
Total Mortgage-Backed Securities (Cost $6,571,262,713)		6,815,142,058

106 | Annual Report	franklintempleton.com

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin U.S. Government Securities Fund (continued)
	Shares	Value
Short Term Investments (Cost $93,769,881) 1.4%
Money Market Funds 1.4%
[c,d]Institutional Fiduciary Trust Money Market Portfolio	93,769,881	$93,769,881
Total Investments (Cost $6,665,032,594) 102.5%		6,908,911,939
Other Assets, less Liabilities (2.5)%		(169,776,089)
Net Assets 100.0%		$6,739,135,850

See Abbreviations on page 143.

aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a to-be-announced (TBA) basis. See Note 1(d).
cNon-income producing.
dSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 107

FRANKLIN CUSTODIAN FUNDS

Financial Highlights
Franklin Utilities Fund
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.62	$14.04	$12.42	$11.44	$10.74
Income from investment operations[a]:
Net investment income[b]	0.49	0.49	0.48	0.44	0.43
Net realized and unrealized gains (losses)	2.00	0.60	1.60	0.97	0.88
Total from investment operations	2.49	1.09	2.08	1.41	1.31
Less distributions from:
Net investment income	(0.49)	(0.51)	(0.46)	(0.43)	(0.45)
Net realized gains	(0.04)	—	—	—	(0.16)
Total distributions	(0.53)	(0.51)	(0.46)	(0.43)	(0.61)
Net asset value, end of year	$16.58	$14.62	$14.04	$12.42	$11.44

Total return[c]	17.24%	7.92%	16.99%	12.50%	12.69%

Ratios to average net assets
Expenses	0.75%[d,e]	0.75%[e]	0.76%	0.76%	0.78%
Net investment income	3.05%	3.34%	3.61%	3.67%	3.91%

Supplemental data
Net assets, end of year (000’s)	$3,717,397	$3,275,129	$3,076,131	$2,220,083	$1,823,972
Portfolio turnover rate	8.10%	4.57%	1.27%	5.21%	5.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of waiver and payments by affiliates rounds to less than 0.01%.
eBenefit of expense reduction rounds to less than 0.01%.

108 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

FINANCIAL HIGHLIGHTS

Franklin Utilities Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.56	$13.98	$12.37	$11.40	$10.71
Income from investment operations[a]:
Net investment income[b]	0.41	0.41	0.42	0.38	0.37
Net realized and unrealized gains (losses)	1.98	0.61	1.58	0.96	0.88
Total from investment operations	2.39	1.02	2.00	1.34	1.25
Less distributions from:
Net investment income	(0.41)	(0.44)	(0.39)	(0.37)	(0.40)
Net realized gains	(0.04)	—	—	—	(0.16)
Total distributions	(0.45)	(0.44)	(0.39)	(0.37)	(0.56)
Net asset value, end of year	$16.50	$14.56	$13.98	$12.37	$11.40

Total return[c]	16.61%	7.40%	16.32%	12.00%	12.08%

Ratios to average net assets
Expenses	1.25%[d,e]	1.25%[e]	1.26%	1.26%	1.28%
Net investment income	2.55%	2.84%	3.11%	3.17%	3.41%

Supplemental data
Net assets, end of year (000’s)	$986,318	$845,173	$774,711	$528,391	$405,024
Portfolio turnover rate	8.10%	4.57%	1.27%	5.21%	5.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of waiver and payments by affiliates rounds to less than 0.01%.
eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CUSTODIAN FUNDS
FINANCIAL HIGHLIGHTS

Franklin Utilities Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.58	$14.00	$12.39	$11.41	$10.71
Income from investment operations[a]:
Net investment income[b]	0.43	0.44	0.44	0.40	0.39
Net realized and unrealized gains (losses)	1.99	0.60	1.58	0.97	0.88
Total from investment operations	2.42	1.04	2.02	1.37	1.27
Less distributions from:
Net investment income	(0.44)	(0.46)	(0.41)	(0.39)	(0.41)
Net realized gains	(0.04)	—	—	—	(0.16)
Total distributions	(0.48)	(0.46)	(0.41)	(0.39)	(0.57)
Net asset value, end of year	$16.52	$14.58	$14.00	$12.39	$11.41

Total return	16.75%	7.56%	16.55%	12.14%	12.33%

Ratios to average net assets
Expenses	1.10%[c,d]	1.10%[d]	1.11%	1.11%	1.13%
Net investment income	2.70%	2.99%	3.26%	3.32%	3.56%

Supplemental data
Net assets, end of year (000’s)	$95,498	$86,216	$80,478	$51,732	$42,285
Portfolio turnover rate	8.10%	4.57%	1.27%	5.21%	5.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of waiver and payments by affiliates rounds to less than 0.01%.
dBenefit of expense reduction rounds to less than 0.01%.

110 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CUSTODIAN FUNDS
FINANCIAL HIGHLIGHTS

Franklin Utilities Fund (continued)
	Year Ended
	September 30,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.71	$15.88
Income from investment operations[b]:
Net investment income[c]	0.53	0.25
Net realized and unrealized gains (losses)	2.01	(1.17)
Total from investment operations	2.54	(0.92)
Less distributions from:
Net investment income	(0.53)	(0.25)
Net realized gains	(0.04)	—
Total distributions	(0.57)	(0.25)
Net asset value, end of year	$16.68	$14.71

Total return[d]	17.51%	(5.79)%

Ratios to average net assets[e]
Expenses	0.48%[f,g]	0.48%[g]
Net investment income	3.32%	3.61%

Supplemental data
Net assets, end of year (000’s)	$236,437	$218,746
Portfolio turnover rate	8.10%	4.57%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CUSTODIAN FUNDS
FINANCIAL HIGHLIGHTS

Franklin Utilities Fund (continued)
		Year Ended September 30,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.71	$14.12	$12.49	$11.50	$10.79
Income from investment operations[a]:
Net investment income[b]	0.52	0.50	0.51	0.46	0.45
Net realized and unrealized gains (losses)	2.00	0.62	1.60	0.97	0.89
Total from investment operations	2.52	1.12	2.11	1.43	1.34
Less distributions from:
Net investment income	(0.51)	(0.53)	(0.48)	(0.44)	(0.47)
Net realized gains	(0.04)	—	—	—	(0.16)
Total distributions	(0.55)	(0.53)	(0.48)	(0.44)	(0.63)
Net asset value, end of year	$16.68	$14.71	$14.12	$12.49	$11.50

Total return	17.37%	8.11%	17.15%	12.68%	12.89%

Ratios to average net assets
Expenses	0.60%[c,d]	0.60%[d]	0.61%	0.61%	0.63%
Net investment income	3.20%	3.49%	3.76%	3.82%	4.06%

Supplemental data
Net assets, end of year (000’s)	$562,202	$343,082	$574,803	$347,983	$222,788
Portfolio turnover rate	8.10%	4.57%	1.27%	5.21%	5.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of waiver and payments by affiliates rounds to less than 0.01%.
dBenefit of expense reduction rounds to less than 0.01%.

112 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN CUSTODIAN FUNDS

Statement of Investments, September 30, 2014

Franklin Utilities Fund
	Country	Shares	Value
Common Stocks 96.7%
Diversified Telecommunication Services 2.1%
AT&T Inc.	United States	2,000,000	$70,480,000
Verizon Communications Inc.	United States	900,000	44,991,000
			115,471,000
Electric Utilities 46.8%
ALLETE Inc.	United States	1,000,000	44,390,001
American Electric Power Co. Inc.	United States	4,100,000	214,061,000
Cleco Corp.	United States	700,000	33,705,000
Duke Energy Corp.	United States	3,550,000	265,433,500
Edison International	United States	4,750,000	265,620,000
Entergy Corp.	United States	1,500,000	115,995,000
Exelon Corp.	United States	5,500,000	187,495,000
FirstEnergy Corp.	United States	2,300,000	77,211,000
Great Plains Energy Inc.	United States	4,200,000	101,514,000
[a]Hawaiian Electric Industries Inc.	United States	1,800,000	47,790,000
IDACORP Inc.	United States	400,000	21,444,000
NextEra Energy Inc.	United States	2,800,000	262,864,000
Northeast Utilities	United States	1,700,000	75,310,000
OGE Energy Corp.	United States	1,400,000	51,954,000
Pinnacle West Capital Corp.	United States	1,800,000	98,352,000
PNM Resources Inc.	United States	3,300,000	82,203,000
Portland General Electric Co.	United States	2,000,000	64,240,000
PPL Corp.	United States	4,000,000	131,360,000
The Southern Co.	United States	4,300,000	187,695,000
SSE PLC	United Kingdom	1,200,000	30,097,813
UIL Holdings Corp.	United States	1,360,000	48,144,000
Westar Energy Inc.	United States	2,200,000	75,064,000
Xcel Energy Inc.	United States	4,500,000	136,800,000
			2,618,742,314
Gas Utilities 2.2%
The Laclede Group Inc.	United States	1,200,000	55,680,000
Northwest Natural Gas Co.	United States	300,000	12,675,000
ONE Gas Inc.	United States	500,000	17,125,000
Questar Corp.	United States	1,705,300	38,011,137
			123,491,137
Independent Power & Renewable Electricity Producers 1.2%
Drax Group PLC	United Kingdom	6,000,000	62,890,227
TerraForm Power Inc., A	United States	150,000	4,329,000
			67,219,227
Multi-Utilities 31.2%
Alliant Energy Corp.	United States	1,500,000	83,115,000
Ameren Corp.	United States	600,000	22,998,000
CenterPoint Energy Inc.	United States	4,400,000	107,668,000
CMS Energy Corp.	United States	4,000,000	118,640,000
Consolidated Edison Inc.	United States	1,000,000	56,660,000
Dominion Resources Inc.	United States	3,600,000	248,724,000

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FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin Utilities Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Multi-Utilities (continued)
DTE Energy Co.	United States	1,300,000	$98,904,000
MDU Resources Group Inc.	United States	3,000,000	83,430,000
National Grid PLC	United Kingdom	11,000,000	158,368,583
NiSource Inc.	United States	1,400,000	57,372,000
PG&E Corp.	United States	4,300,000	193,672,000
Public Service Enterprise Group Inc.	United States	3,300,000	122,892,000
Sempra Energy	United States	2,400,000	252,912,000
TECO Energy Inc.	United States	1,700,000	29,546,000
Vectren Corp.	United States	925,100	36,911,490
Wisconsin Energy Corp.	United States	1,800,000	77,400,000
			1,749,213,073
Oil, Gas & Consumable Fuels 9.8%
Enbridge Inc.	Canada	400,000	19,153,269
[a]Kinder Morgan Inc.	United States	3,500,000	134,190,000
Plains GP Holdings LP, A	United States	1,500,000	45,975,000
SemGroup Corp., A	United States	262,737	21,878,110
Spectra Energy Corp.	United States	1,800,000	70,668,000
TransCanada Corp.	Canada	1,800,000	92,733,119
The Williams Cos. Inc.	United States	3,000,000	166,050,000
			550,647,498
Water Utilities 3.4%
American Water Works Co. Inc.	United States	2,000,000	96,460,000
United Utilities Group PLC	United Kingdom	7,000,000	91,700,727
			188,160,727
Total Common Stocks (Cost $3,477,629,635)			5,412,944,976

		Principal
		Amount

Corporate Bonds 0.9%
Electric Utilities 0.8%
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	$25,000,000	36,480,575
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	6,284,180	6,812,786
			43,293,361
Multi-Utilities 0.1%
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,647,789
Total Corporate Bonds (Cost $37,539,803)			50,941,150
[b,c]Senior Floating Rate Interests (Cost $26,965,679) 0.5%
Electric Utilities 0.5%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, FRN, 6.50%,
6/19/16	United States	26,781,949	26,698,255
Total Investments before Short Term Investments
(Cost $3,542,135,117)			5,490,584,381

114 | Annual Report franklintempleton.com

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS

Franklin Utilities Fund (continued)
	Country	Shares	Value
Short Term Investments 4.4%
Money Market Funds (Cost $70,794,082) 1.2%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	United States	70,794,082	$70,794,082
[f]Investments from Cash Collateral Received for Loaned Securities
(Cost $177,935,000) 3.2%
Money Market Funds 3.2%
[g]BNY Mellon Overnight Government Fund, 0.026%	United States	177,935,000	177,935,000
Total Investments (Cost $3,790,864,199) 102.5%			5,739,313,463
Other Assets, less Liabilities (2.5)%			(141,461,669)
Net Assets 100.0%			$5,597,851,794

See Abbreviations on page 143.

aA portion or all of the security is on loan at September 30, 2014. See Note 1(g).
bSee Note 1(i) regarding senior floating rate interests.
cThe coupon rate shown represents the rate at period end.
dNon-income producing.
eSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
fSee Note 1(g) regarding securities on loan.
gThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN CUSTODIAN FUNDS

Financial Statements

Statements of Assets and Liabilities
September 30, 2014

	Franklin	Franklin	Franklin
	DynaTech Fund	Growth Fund	Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,261,029,889	$3,855,533,924	$83,063,170,857
Cost - Non-controlled affiliated issuers (Note 10)	—	—	2,992,653,471
Cost - Sweep Money Fund (Note 3f)	63,171,650	520,027,951	584,780,335
Cost - Repurchase agreements	—	102,946,023	—
Total cost of investments	$1,324,201,539	$4,478,507,898	$86,640,604,663
Value - Unaffiliated issuers	$2,205,796,561	$9,343,603,597	$91,586,110,748
Value - Non-controlled affiliated issuers (Note 10)	—	—	1,750,660,959
Value - Sweep Money Fund (Note 3f)	63,171,650	520,027,951	584,780,335
Value - Repurchase agreements	—	102,946,023	—
Total value of investments[a]	2,268,968,211	9,966,577,571	93,921,552,042
Cash	—	400,464,596	7,714,104
Receivables:
Investment securities sold	—	—	31,223,743
Capital shares sold	6,036,436	13,707,117	192,740,400
Dividends and interest	667,031	7,888,826	823,828,670
Other assets	572	18,466	23,733
Total assets	2,275,672,250	10,388,656,576	94,977,082,692
Liabilities:
Payables:
Investment securities purchased	5,999,381	4,997,090	376,617,577
Capital shares redeemed	3,033,960	10,217,681	128,358,756
Management fees	865,994	3,839,708	28,795,048
Distribution fees	1,019,351	4,349,092	45,893,069
Transfer agent fees	432,909	2,621,537	11,736,622
Payable upon return of securities loaned	—	—	36,744,420
Accrued expenses and other liabilities	146,032	509,075	3,569,606
Total liabilities	11,497,627	26,534,183	631,715,098
Net assets, at value	$2,264,174,623	$10,362,122,393	$94,345,367,594
Net assets consist of:
Paid-in capital	$1,256,677,557	$4,923,778,356	$89,914,597,949
Undistributed net investment income (loss)	(6,251,480)	25,192,235	—
Distributions in excess of net investment income	—	—	(9,047,026)
Net unrealized appreciation (depreciation)	944,766,532	5,488,069,673	7,278,676,045
Accumulated net realized gain (loss)	68,982,014	(74,917,871)	(2,838,859,374)
Net assets, at value	$2,264,174,623	$10,362,122,393	$94,345,367,594

[a]Includes securities loaned	$—	$—	$35,056,522

116 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN CUSTODIAN FUNDS
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
September 30, 2014

	Franklin	Franklin	Franklin
	DynaTech Fund	Growth Fund	Income Fund
Class A:
Net assets, at value	$1,504,338,421	$6,611,073,488	$53,823,921,106
Shares outstanding	32,643,092	93,761,493	21,712,249,549
Net asset value per share[a]	$46.08	$70.51	$2.48
Maximum offering price per share (net asset value per share ÷ 94.25%,
94.25% and 95.75%, respectively)	$48.89	$74.81	$2.59
Class C:
Net assets, at value	$212,960,587	$662,547,663	$28,802,209,436
Shares outstanding	5,253,809	10,077,087	11,499,177,881
Net asset value and maximum offering price per share[a]	$40.53	$65.75	$2.50
Class R:
Net assets, at value	$45,229,583	$565,634,357	$514,891,904
Shares outstanding	997,417	8,074,295	210,991,859
Net asset value and maximum offering price per share	$45.35	$70.05	$2.44
Class R6:
Net assets, at value	$342,465,555	$1,107,887,195	$2,108,075,976
Shares outstanding	7,290,561	15,657,058	856,518,117
Net asset value and maximum offering price per share	$46.97	$70.76	$2.46
Advisor Class:
Net assets, at value	$159,180,477	$1,414,979,690	$9,096,269,172
Shares outstanding	3,396,521	19,999,129	3,697,013,812
Net asset value and maximum offering price per share	$46.87	$70.75	$2.46

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN CUSTODIAN FUNDS
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
September 30, 2014

	Franklin
	U.S. Government	Franklin
	Securities Fund	Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$6,571,262,713	$3,720,070,117
Cost - Sweep Money Fund (Note 3f)	93,769,881	70,794,082
Total cost of investments	$6,665,032,594	$3,790,864,199
Value - Unaffiliated issuers	$6,815,142,058	$5,668,519,381
Value - Sweep Money Fund (Note 3f)	93,769,881	70,794,082
Total value of investments[a]	6,908,911,939	5,739,313,463
Cash	371	—
Receivables:
Investment securities sold	—	26,589,010
Capital shares sold	7,726,723	7,378,328
Dividends and interest	22,829,696	14,470,958
Due from brokers	250,000	—
Other assets	3,596	1,378
Total assets	6,939,722,325	5,787,753,137
Liabilities:
Payables:
Investment securities purchased	176,359,293	—
Capital shares redeemed	14,893,403	6,494,995
Management fees	2,532,519	2,115,398
Distribution fees	2,460,524	2,098,831
Transfer agent fees	1,251,612	953,258
Distributions to shareholders	2,702,133	—
Payable upon return of securities loaned	—	177,935,000
Accrued expenses and other liabilities	386,991	303,861
Total liabilities	200,586,475	189,901,343
Net assets, at value	$6,739,135,850	$5,597,851,794
Net assets consist of:
Paid-in capital	$6,865,749,833	$3,504,951,578
Undistributed net investment income	199,705	7,533,397
Net unrealized appreciation (depreciation)	243,879,345	1,948,337,148
Accumulated net realized gain (loss)	(370,693,033)	137,029,671
Net assets, at value	$6,739,135,850	$5,597,851,794

[a]Includes securities loaned	$—	$172,881,000

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	FRANKLIN CUSTODIAN FUNDS
	FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
September 30, 2014

	Franklin
	U.S. Government	Franklin
	Securities Fund	Utilities Fund
Class A:
Net assets, at value	$4,323,989,890	$3,717,397,239
Shares outstanding	666,841,255	224,275,624
Net asset value per share[a]	$6.48	$16.58
Maximum offering price per share (net asset value per share ÷ 95.75%)	$6.77	$17.32
Class C:
Net assets, at value	$1,190,720,168	$986,317,825
Shares outstanding	184,810,660	59,768,773
Net asset value and maximum offering price per share[a]	$6.44	$16.50
Class R:
Net assets, at value	$74,442,405	$95,497,561
Shares outstanding	11,488,193	5,780,652
Net asset value and maximum offering price per share	$6.48	$16.52
Class R6:
Net assets, at value	$497,246,160	$236,437,105
Shares outstanding	76,459,046	14,176,450
Net asset value and maximum offering price per share	$6.50	$16.68
Advisor Class:
Net assets, at value	$652,737,227	$562,202,064
Shares outstanding	100,360,188	33,706,462
Net asset value and maximum offering price per share	$6.50	$16.68

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN CUSTODIAN FUNDS
FINANCIAL STATEMENTS

Statements of Operations
for the year ended September 30, 2014

	Franklin	Franklin	Franklin
	DynaTech Fund	Growth Fund	Income Fund
Investment income:
Dividends:
Unaffiliated issuers	$9,921,106	$125,677,070	$1,833,058,791
Non-controlled affiliated issuers (Note 10)	—	—	19,125,000
Interest:
Unaffiliated issuers	—	212,972	2,507,135,429
Non-controlled affiliated issuers (Note 10)	—	—	26,611,645
Income from securities loaned	—	56,198	5,696,278
Total investment income	9,921,106	125,946,240	4,391,627,143
Expenses:
Management fees (Note 3a)	9,738,604	44,233,042	333,602,823
Distribution fees: (Note 3c)
Class A	3,377,390	15,575,254	79,377,716
Class C	2,023,127	6,184,273	176,744,920
Class R	219,271	2,860,707	2,476,796
Transfer agent fees: (Note 3e)
Class A	2,043,436	11,169,988	39,702,375
Class C	306,252	1,108,706	20,382,561
Class R	66,407	1,025,688	371,459
Class R6	191	872	1,502
Advisor Class	216,986	2,324,396	5,449,185
Custodian fees (Note 4)	34,128	130,507	1,275,011
Reports to shareholders	201,895	916,020	5,958,279
Registration and filing fees	152,279	269,451	2,424,922
Professional fees	56,241	122,494	804,758
Trustees’ fees and expenses	7,706	36,604	341,111
Other	29,556	125,002	1,209,897
Total expenses	18,473,469	86,083,004	670,123,315
Expense reductions (Note 4)	(36)	(1,791)	(12,937)
Expenses waived/paid by affiliates (Note 3f)	(43,268)	(396,822)	(414,545)
Net expenses	18,430,165	85,684,391	669,695,833
Net investment income (loss)	(8,509,059)	40,261,849	3,721,931,310
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	105,190,273	(18,134,849)	3,897,614,851
Non-controlled affiliated issuers (Note 10)	—	—	(110,434,552)
Written options	—	—	7,164,495
Foreign currency transactions	116,427	(5,162)	(2,983,421)
Net realized gain (loss)	105,306,700	(18,140,011)	3,791,361,373
Net change in unrealized appreciation (depreciation) on:
Investments	154,337,258	1,629,272,278	2,073,672,475
Translation of other assets and liabilities denominated in foreign
currencies	(479)	—	(3,599,625)
Net change in unrealized appreciation (depreciation)	154,336,779	1,629,272,278	2,070,072,850
Net realized and unrealized gain (loss)	259,643,479	1,611,132,267	5,861,434,223
Net increase (decrease) in net assets resulting from operations	$251,134,420	$1,651,394,116	$9,583,365,533

120 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN CUSTODIAN FUNDS
	FINANCIAL STATEMENTS

Statements of Operations (continued)
for the year ended September 30, 2014

	Franklin
	U.S. Government	Franklin
	Securities Fund	Utilities Fund
Investment income:
Dividends	$—	$194,568,494
Interest	299,279,852	5,005,325
Paydown loss	(54,885,581)	—
Income from securities loaned	—	571,767
Total investment income	244,394,271	200,145,586
Expenses:
Management fees (Note 3a)	32,565,357	24,246,660
Distribution fees: (Note 3c)
Class A	6,733,492	5,317,608
Class C	8,817,247	6,016,951
Class R	400,902	460,021
Transfer agent fees: (Note 3e)
Class A	6,151,719	4,142,713
Class C	1,825,173	1,081,321
Class R	107,791	107,541
Class R6	241	569
Advisor Class	1,011,071	548,045
Custodian fees (Note 4)	64,552	75,581
Reports to shareholders	592,438	494,237
Registration and filing fees	183,322	186,052
Professional fees	87,370	64,797
Trustees’ fees and expenses	30,517	20,106
Other	495,396	74,949
Total expenses	59,066,588	42,837,151
Expense reductions (Note 4)	(528)	(623)
Expenses waived/paid by affiliates (Note 3f)	(86,252)	(50,167)
Net expenses	58,979,808	42,786,361
Net investment income (loss)	185,414,463	157,359,225
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(2,377,827)	144,242,455
Foreign currency transactions	—	(170,278)
Net realized gain (loss)	(2,377,827)	144,072,177
Net change in unrealized appreciation (depreciation) on:
Investments	13,162,088	507,533,673
Translation of other assets and liabilities denominated in foreign currencies	—	(131,913)
Net change in unrealized appreciation (depreciation)	13,162,088	507,401,760
Net realized and unrealized gain (loss)	10,784,261	651,473,937
Net increase (decrease) in net assets resulting from operations	$196,198,724	$808,833,162

franklintempleton.com                                                                                The accompanying notes are an integral part of these financial statements. | Annual Report | 121

FRANKLIN CUSTODIAN FUNDS
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin DynaTech Fund		Franklin Growth Fund
	Year Ended September 30,		Year Ended September 30,
	2014	2013	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(8,509,059)	$(5,047,830)	$40,261,849	$36,230,429
Net realized gain (loss) from investments and foreign
currency transactions	105,306,700	90,567,698	(18,140,011)	(30,028,806)
Net change in unrealized appreciation (depreciation)
on investments and translation of other assets and
liabilities denominated in foreign currencies	154,336,779	241,969,090	1,629,272,278	1,308,857,085
Net increase (decrease) in net assets resulting
from operations	251,134,420	327,488,958	1,651,394,116	1,315,058,708
Distributions to shareholders from:
Net investment income:
Class A	—	—	(27,683,049)	(11,734,418)
Class R	—	—	(887,842)	(557,179)
Class R6	—	—	(8,353,795)	—
Advisor Class	—	—	(8,082,884)	(6,710,810)
Net realized gains:
Class A	(47,796,268)	—	—	—
Class C	(8,696,764)	—	—	—
Class R	(1,742,295)	—	—	—
Class R6	(13,471,107)	—	—	—
Advisor Class	(5,233,437)	—	—	—
Total distributions to shareholders	(76,939,871)	—	(45,007,570)	(19,002,407)
Capital share transactions: (Note 2)
Class A	320,357,428	(33,153,460)	275,723,858	362,579,689
Class B	—	(1,458,659)	—	(5,066,975)
Class C	21,692,026	1,112,173	16,016,618	(2,375,722)
Class R	(395,246)	506,847	(84,447,235)	(1,449,595)
Class R6	(7,436,944)	271,926,068	70,430,935	794,804,450
Advisor Class	24,965,632	(172,026,848)	122,013,386	(561,844,719)
Total capital share transactions	359,182,896	66,906,121	399,737,562	586,647,128
Net increase (decrease) in net assets	533,377,445	394,395,079	2,006,124,108	1,882,703,429
Net assets:
Beginning of year	1,730,797,178	1,336,402,099	8,355,998,285	6,473,294,856
End of year	$2,264,174,623	$1,730,797,178	$10,362,122,393	$8,355,998,285
Undistributed net investment income (loss) included in
net assets:
End of year	$(6,251,480)	$(4,034,718)	$25,192,235	$29,943,120

122 | Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

			FRANKLIN CUSTODIAN FUNDS
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

			Franklin U.S. Government
	Franklin Income Fund		Securities Fund
	Year Ended September 30,		Year Ended September 30,
	2014	2013	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$3,721,931,310	$3,621,491,585	$185,414,463	$212,843,224
Net realized gain (loss) from investments, written
options and foreign currency transactions	3,791,361,373	738,643,556	(2,377,827)	3,975,468
Net change in unrealized appreciation (depreciation)
on investments and translation of other assets
and liabilities denominated in foreign currencies	2,070,072,850	2,916,825,699	13,162,088	(451,958,268)
Net increase (decrease) in net assets resulting
from operations	9,583,365,533	7,276,960,840	196,198,724	(235,139,576)
Distributions to shareholders from:
Net investment income:
Class A	(2,604,340,271)	(2,581,779,889)	(160,609,100)	(217,743,401)
Class B	—	(3,299,297)	—	(57,447)
Class B1	—	(45,851)	—	—
Class C	(1,185,274,983)	(1,146,093,750)	(40,859,974)	(72,223,410)
Class R	(22,900,570)	(24,003,134)	(2,541,019)	(3,733,005)
Class R6	(108,240,006)	(36,053,887)	(18,975,768)	(8,646,493)
Advisor Class	(366,385,613)	(383,247,978)	(27,139,385)	(50,301,976)
Total distributions to shareholders	(4,287,141,443)	(4,174,523,786)	(250,125,246)	(352,705,732)
Capital share transactions: (Note 2)
Class A	2,315,349,376	5,168,627,116	(780,787,234)	(1,372,889,422)
Class B	—	(231,175,994)	—	(10,085,431)
Class B1	—	(2,709,559)	—	—
Class C	3,192,666,235	2,870,279,161	(439,991,270)	(1,200,126,017)
Class R	39,402,467	2,058,283	(19,028,290)	(40,235,627)
Class R6	59,293,823	1,935,471,675	20,086,199	499,369,403
Advisor Class	2,833,775,583	(840,701,139)	(290,403,556)	(566,223,853)
Total capital share transactions	8,440,487,484	8,901,849,543	(1,510,124,151)	(2,690,190,947)
Net increase (decrease) in net assets	13,736,711,574	12,004,286,597	(1,564,050,673)	(3,278,036,255)
Net assets:
Beginning of year	80,608,656,020	68,604,369,423	8,303,186,523	11,581,222,778
End of year	$94,345,367,594	$80,608,656,020	$6,739,135,850	$8,303,186,523
Undistributed net investment income (distributions in
excess of net investment income) included in
net assets:
End of year	$(9,047,026)	$(82,214,549)	$199,705	$(405,854)

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report | 123

FRANKLIN CUSTODIAN FUNDS
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Utilities Fund
	Year Ended September 30,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$157,359,225	$154,477,618
Net realized gain (loss) from investments and foreign currency transactions	144,072,177	27,935,185
Net change in unrealized appreciation (depreciation) on investments and translation of other assets
and liabilities denominated in foreign currencies	507,401,760	159,562,892
Net increase (decrease) in net assets resulting from operations	808,833,162	341,975,695
Distributions to shareholders from:
Net investment income:
Class A	(108,592,280)	(112,514,473)
Class B	—	(46,771)
Class C	(24,014,791)	(24,633,189)
Class R	(2,519,737)	(2,651,385)
Class R6	(7,920,985)	(3,625,610)
Advisor Class	(15,163,367)	(17,207,024)
Net realized gains:
Class A	(8,070,905)	—
Class C	(2,099,362)	—
Class R	(208,818)	—
Class R6	(542,905)	—
Advisor Class	(948,180)	—
Total distributions to shareholders	(170,081,330)	(160,678,452)
Capital share transactions: (Note 2)
Class A	10,997,734	73,721,098
Class B	—	(7,142,943)
Class C	29,377,765	38,952,527
Class R	(1,938,388)	2,935,479
Class R6	(12,216,873)	235,836,017
Advisor Class	164,532,653	(270,560,838)
Total capital share transactions	190,752,891	73,741,340
Net increase (decrease) in net assets	829,504,723	255,038,583
Net assets:
Beginning of year	4,768,347,071	4,513,308,488
End of year	$5,597,851,794	$4,768,347,071
Undistributed net investment income included in net assets:
End of year	$7,533,397	$6,689,811

124 | Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN CUSTODIAN FUNDS

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN CUSTODIAN FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

Franklin Growth Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either seller or the fund, certain MRAs may permit the non-defaulting party to net and close out all transactions, if any, traded under such agreements. The fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller.

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FRANKLIN CUSTODIAN FUNDS

NOTES TO FINANCIAL STATEMENTS

The joint repurchase agreement held by the fund at year end, as indicated in the Statement of Investments, had been entered into on September 30, 2014.

d. Securities Purchased on a When-Issued, Delayed Delivery and TBA Basis

Certain funds purchase securities on a when-issued, delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities and collateral has been pledged and/or received for open TBA trades.

e. Derivative Financial Instruments

Franklin Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Franklin Income Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

f. Equity-Linked Securities

Franklin Income Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity-linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the fund.

g. Securities Lending

Certain funds participate in an agency based securities lending program. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statements of Investments. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the fund. The securities lending agent has agreed to indemnify the fund in the event of default by a third party borrower.

h. Mortgage Dollar Rolls

Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial

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FRANKLIN CUSTODIAN FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

h. Mortgage Dollar Rolls (continued)

institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

i. Senior Floating Rate Interests

Certain funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

j. Income and Deferred Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately on the Statements of Operations. Facility fees are recognized as income over the expected term of the loan. Dividend income recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

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FRANKLIN CUSTODIAN FUNDS

NOTES TO FINANCIAL STATEMENTS

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

l. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

m. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At September 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin DynaTech Fund		Franklin Growth Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended September 30, 2014
Shares sold	19,957,583	$893,692,093	22,635,844	$1,476,657,042
Shares issued in reinvestment of distributions	1,036,302	44,498,813	384,777	24,402,538
Shares redeemed	(13,817,735)	(617,833,478)	(18,426,891)	(1,225,335,722)
Net increase (decrease)	7,176,150	$320,357,428	4,593,730	$275,723,858
Year ended September 30, 2013
Shares sold	6,576,949	$238,431,019	22,371,828	$1,210,290,819
Shares issued in reinvestment of distributions	—	—	214,908	10,708,868
Shares redeemed	(7,538,010)	(271,584,479)	(15,920,869)	(858,419,998)
Net increase (decrease)	(961,061)	$(33,153,460)	6,665,867	$362,579,689
Class B Shares:[a]
Year ended September 30, 2013
Shares sold	412	$12,633	1,048	$50,973
Shares redeemed	(48,454)	(1,471,292)	(105,705)	(5,117,948)
Net increase (decrease)	(48,042)	$(1,458,659)	(104,657)	$(5,066,975)
Class C Shares:
Year ended September 30, 2014
Shares sold	1,329,394	$52,341,287	1,755,572	$109,225,881
Shares issued in reinvestment of distributions	212,392	8,070,893	—	—
Shares redeemed	(992,766)	(38,720,154)	(1,501,516)	(93,209,263)
Net increase (decrease)	549,020	$21,692,026	254,056	$16,016,618
Year ended September 30, 2013
Shares sold	995,690	$32,192,314	1,812,922	$92,585,282
Shares redeemed	(973,159)	(31,080,141)	(1,887,761)	(94,961,004)
Net increase (decrease)	22,531	$1,112,173	(74,839)	$(2,375,722)

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2. Shares of Beneficial Interest (continued)
	Franklin DynaTech Fund		Franklin Growth Fund
	Shares	Amount	Shares	Amount

Class R Shares:
Year ended September 30, 2014
Shares sold	223,778	$9,798,197	1,259,033	$82,452,020
Shares issued in reinvestment of distributions	40,870	1,730,443	13,715	865,946
Shares redeemed	(273,168)	(11,923,886)	(2,549,245)	(167,765,201)
Net increase (decrease)	(8,520)	$(395,246)	(1,276,497)	$(84,447,235)
Year ended September 30, 2013
Shares sold	358,720	$12,574,327	2,181,451	$116,200,527
Shares issued in reinvestment of distributions	—	—	10,963	543,551
Shares redeemed	(343,631)	(12,067,480)	(2,214,268)	(118,193,673)
Net increase (decrease)	15,089	$506,847	(21,854)	$(1,449,595)
Class R6 Shares:
Year ended September 30, 2014
Shares sold	392,771	$17,760,072	1,963,079	$130,998,376
Shares issued on reinvestment of distributions	308,823	13,470,860	131,722	8,353,795
Shares redeemed	(835,479)	(38,667,876)	(1,028,486)	(68,921,236)
Net increase (decrease)	(133,885)	$(7,436,944)	1,066,315	$70,430,935
Year ended September 30, 2013[b]
Shares sold	7,558,399	$277,192,794	15,563,644	$850,142,284
Shares redeemed	(133,953)	(5,266,726)	(972,901)	(55,337,834)
Net increase (decrease)	7,424,446	$271,926,068	14,590,743	$794,804,450
Advisor Class Shares:
Year ended September 30, 2014
Shares sold	1,513,116	$68,768,455	6,902,426	$453,057,572
Shares issued in reinvestment of distributions	113,735	4,955,439	117,373	7,454,331
Shares redeemed	(1,093,743)	(48,758,262)	(5,135,737)	(338,498,517)
Net increase (decrease)	533,108	$24,965,632	1,884,062	$122,013,386
Year ended September 30, 2013
Shares sold	3,706,126	$133,447,083	10,652,415	$549,715,154
Shares issued in reinvestment of distributions	—	—	127,618	6,364,288
Shares redeemed	(8,404,125)	(305,473,931)	(20,517,250)	(1,117,924,161)
Net increase (decrease)	(4,697,999)	$(172,026,848)	(9,737,217)	$(561,844,719)

			Franklin U.S. Government
	Franklin Income Fund		Securities Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended September 30, 2014
Shares sold	3,713,448,419	$9,155,988,584	71,829,810	$468,017,184
Shares issued in reinvestment of distributions	947,331,186	2,322,103,838	20,519,832	133,500,755
Shares redeemed	(3,708,820,886)	(9,162,743,046)	(212,106,767)	(1,382,305,173)
Net increase (decrease)	951,958,719	$2,315,349,376	(119,757,125)	$(780,787,234)
Year ended September 30, 2013
Shares sold	4,354,381,598	$9,978,907,189	112,895,641	$760,106,465
Shares issued in reinvestment of distributions	992,227,951	2,260,869,608	26,744,178	178,796,132
Shares redeemed	(3,092,977,833)	(7,071,149,681)	(346,540,853)	(2,311,792,019)
Net increase (decrease)	2,253,631,716	$5,168,627,116	(206,901,034)	$(1,372,889,422)

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			Franklin U.S. Government
	Franklin Income Fund		Securities Fund
	Shares	Amount	Shares	Amount

Class B Shares:[a]
Year ended September 30, 2013
Shares sold	522,287	$1,162,670	21,355	$146,093
Shares issued in reinvestment of distributions	1,145,697	2,538,261	6,365	43,518
Shares redeemed	(105,172,170)	(234,876,925)	(1,510,613)	(10,275,042)
Net increase (decrease)	(103,504,186)	$(231,175,994)	(1,482,893)	$(10,085,431)
Class B1 Shares:[a]
Year ended September 30, 2013
Shares sold	3,551	$7,945
Shares issued in reinvestment of distributions	14,310	32,007
Shares redeemed	(1,216,864)	(2,749,511)
Net increase (decrease)	(1,199,003)	$(2,709,559)
Class C Shares:
Year ended September 30, 2014
Shares sold	2,337,404,601	$5,828,986,276	12,474,550	$80,745,279
Shares issued in reinvestment of distributions	403,069,357	999,703,501	5,546,252	35,857,816
Shares redeemed	(1,458,897,007)	(3,636,023,542)	(85,939,596)	(556,594,365)
Net increase (decrease)	1,281,576,951	$3,192,666,235	(67,918,794)	$(439,991,270)
Year ended September 30, 2013
Shares sold	2,239,214,060	$5,189,545,214	42,121,213	$283,323,130
Shares issued in reinvestment of distributions	412,200,480	948,590,529	9,486,707	63,134,088
Shares redeemed	(1,414,653,251)	(3,267,856,582)	(233,443,498)	(1,546,583,235)
Net increase (decrease)	1,236,761,289	$2,870,279,161	(181,835,578)	$(1,200,126,017)
Class R Shares:
Year ended September 30, 2014
Shares sold	54,226,242	$131,788,544	2,650,032	$17,247,466
Shares issued in reinvestment of distributions	8,980,499	21,708,289	373,462	2,428,996
Shares redeemed	(46,938,172)	(114,094,366)	(5,950,807)	(38,704,752)
Net increase (decrease)	16,268,569	$39,402,467	(2,927,313)	$(19,028,290)
Year ended September 30, 2013
Shares sold	52,111,312	$117,676,371	4,467,517	$29,986,017
Shares issued in reinvestment of distributions	10,136,058	22,738,383	539,404	3,604,935
Shares redeemed	(61,456,372)	(138,356,471)	(11,047,893)	(73,826,579)
Net increase (decrease)	790,998	$2,058,283	(6,040,972)	$(40,235,627)
Class R6 Shares:
Year ended September 30, 2014
Shares sold	40,517,766	$97,896,117	8,007,305	$52,198,801
Shares issued on reinvestment of distributions	44,205,466	107,593,287	2,880,560	18,796,291
Shares redeemed	(59,362,751)	(146,195,581)	(7,784,399)	(50,908,893)
Net increase (decrease)	25,360,481	$59,293,823	3,103,466	$20,086,199
Year ended September 30, 2013[b]
Shares sold	815,412,903	$1,899,422,821	90,670,716	$611,873,567
Shares issued in reinvestment of distributions	15,746,891	36,053,817	1,320,809	8,646,447
Shares redeemed	(2,158)	(4,963)	(18,635,945)	(121,150,611)
Net increase (decrease)	831,157,636	$1,935,471,675	73,355,580	$499,369,403

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2. Shares of Beneficial Interest (continued)
			Franklin U.S. Government
	Franklin Income Fund		Securities Fund
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Year ended September 30, 2014
Shares sold	1,562,121,375	$3,859,740,670	27,080,227	$176,904,592
Shares issued in reinvestment of distributions	125,980,982	307,395,314	3,666,095	23,923,798
Shares redeemed	(545,540,026)	(1,333,360,401)	(75,256,361)	(491,231,946)
Net increase (decrease)	1,142,562,331	$2,833,775,583	(44,510,039)	$(290,403,556)
Year ended September 30, 2013
Shares sold	913,751,325	$2,083,044,126	59,088,551	$398,312,984
Shares issued in reinvestment of distributions	147,677,613	333,712,924	6,572,267	44,179,978
Shares redeemed	(1,415,345,182)	(3,257,458,189)	(149,894,868)	(1,008,716,815)
Net increase (decrease)	(353,916,244)	$(840,701,139)	(84,234,050)	$(566,223,853)

	Franklin Utilities Fund
	Shares	Amount

Class A Shares:
Year ended September 30, 2014
Shares sold	39,649,168	$636,235,264
Shares issued in reinvestment of distributions	6,698,177	105,396,539
Shares redeemed	(46,046,709)	(730,634,069)
Net increase (decrease)	300,636	$10,997,734
Year ended September 30, 2013
Shares sold	48,622,807	$709,536,347
Shares issued in reinvestment of distributions	7,063,755	100,091,748
Shares redeemed	(50,828,151)	(735,906,997)
Net increase (decrease)	4,858,411	$73,721,098
Class B Shares:[a]
Year ended September 30, 2013
Shares sold	600	$8,432
Shares issued in reinvestment of distributions	2,747	37,416
Shares redeemed	(514,258)	(7,188,791)
Net increase (decrease)	(510,911)	$(7,142,943)
Class C Shares:
Year ended September 30, 2014
Shares sold	9,642,854	$153,687,794
Shares issued in reinvestment of distributions	1,349,832	21,125,954
Shares redeemed	(9,258,751)	(145,435,983)
Net increase (decrease)	1,733,935	$29,377,765
Year ended September 30, 2013
Shares sold	13,688,790	$199,242,995
Shares issued in reinvestment of distributions	1,376,485	19,419,779
Shares redeemed	(12,436,518)	(179,710,247)
Net increase (decrease)	2,628,757	$38,952,527

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	Franklin Utilities Fund
	Shares	Amount

Class R Shares:
Year ended September 30, 2014
Shares sold	2,212,911	$35,338,931
Shares issued in reinvestment of distributions	168,631	2,642,310
Shares redeemed	(2,515,315)	(39,919,629)
Net increase (decrease)	(133,773)	$(1,938,388)
Year ended September 30, 2013
Shares sold	2,559,482	$37,361,769
Shares issued in reinvestment of distributions	181,816	2,566,649
Shares redeemed	(2,576,752)	(36,992,939)
Net increase (decrease)	164,546	$2,935,479
Class R6 Shares:
Year ended September 30, 2014
Shares sold	1,158,712	$18,704,736
Shares issued on reinvestment of distributions	534,709	8,463,891
Shares redeemed	(2,387,364)	(39,385,500)
Net increase (decrease)	(693,943)	$(12,216,873)
Year ended September 30, 2013[b]
Shares sold	14,907,633	$236,472,707
Shares issued in reinvestment of distributions	248,572	3,625,571
Shares redeemed	(285,812)	(4,262,261)
Net increase (decrease)	14,870,393	$235,836,017
Advisor Class Shares:
Year ended September 30, 2014
Shares sold	17,575,665	$278,956,564
Shares issued in reinvestment of distributions	912,471	14,538,476
Shares redeemed	(8,103,315)	(128,962,387)
Net increase (decrease)	10,384,821	$164,532,653
Year ended September 30, 2013
Shares sold	12,293,683	$180,230,567
Shares issued in reinvestment of distributions	1,093,603	15,491,381
Shares redeemed	(30,778,092)	(466,282,786)
Net increase (decrease)	(17,390,806)	$(270,560,838)

aEffective March 21, 2013, all Class B and B1 shares were converted to Class A.
bFor the period May 1, 2013 (effective date) to September 30, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Investment Advisory Services, LLC (Investment Advisory)	Investment manager
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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3.	Transactions with Affiliates (continued)
a.	Management Fees

Franklin Income Fund and Franklin Utilities Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	Over $50 billion, up to and including $65 billion
0.345%	Over $65 billion, up to and including $80 billion
0.340%	In excess of $80 billion

Franklin DynaTech Fund, Franklin Growth Fund, and Franklin U.S. Government Securities Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

Under a subadvisory agreement, Investment Advisory, an affiliate of Advisers, provided subadvisory services to Franklin Growth Fund. The subadvisory fee was paid by Advisers based on average monthly net assets, and was not an additional expense of the fund. Effective April 14, 2014, the subadvisory agreement was terminated.

Under a subadvisory agreement, TIC, an affiliate of Advisers, provided subadvisory services to Franklin Income Fund. The subadvisory fee was paid by Advisers based on the average monthly net assets, and was not an additional expense of the fund. Effective February 1, 2014, the subadvisory agreement was terminated.

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b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

				Franklin U.S.
	Franklin	Franklin	Franklin	Government	Franklin
	DynaTech Fund	Growth Fund	Income Fund	Securities Fund	Utilities Fund
Reimbursement Plans:
Class A	0.25%	0.25%	0.15%	0.15%	0.15%
Compensation Plans:
Class C	1.00%	1.00%	0.65%	0.65%	0.65%
Class R	0.50%	0.50%	0.50%	0.50%	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

				Franklin U.S.
	Franklin	Franklin	Franklin	Government	Franklin
	DynaTech Fund	Growth Fund	Income Fund	Securities Fund	Utilities Fund
Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$975,529	$3,690,368	$24,325,939	$688,048	$1,105,246
CDSC retained	$22,224	$78,057	$2,529,679	$202,563	$72,566

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

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3. Transactions with Affiliates (continued)

e. Transfer Agent Fees (continued)

For the year ended September 30, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

				Franklin U.S.
	Franklin	Franklin	Franklin	Government	Franklin
	DynaTech Fund	Growth Fund	Income Fund	Securities Fund	Utilities Fund

Transfer agent fees	$1,339,607	$6,647,596	$23,304,173	$4,664,333	$2,588,579

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Funds invest in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Funds are waived on assets invested in the Sweep Money Fund, as noted on the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until January 31, 2015. There were no Class R6 transfer agent fees waived during the year ended September 30, 2014.

h. Other Affiliated Transactions

At September 30, 2014, one or more of the funds in Franklin Fund Allocator Series owned a percentage of the following funds’ outstanding shares:

			Franklin U.S.
Franklin	Franklin	Franklin	Government	Franklin
DynaTech Fund	Growth Fund	Income Fund	Securities Fund	Utilities Fund

14.65%	9.72%	2.15%	6.84%	4.05%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended September 30, 2014, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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At September 30, 2014, the capital loss carryforwards were as follows:

						Franklin U.S.
	Franklin		Franklin		Franklin	Government
	DynaTech Fund		Growth Fund		Income Fund	Securities Fund
Capital loss carryforwards subject to expiration:
2015	$—		$—		$—	$28,034,940
2016	—		13,543,792		—	20,514,778
2017	10,234,999		—		—	18,668,917
2018	—		—		2,672,493,978	16,923,309
2019	—		—		—	4,445,156
Capital loss carryforwards not subject to expiration:
Short term	—		14,372,615		—	112,026,737
Long term	—		47,914,506		—	170,079,195
Total capital loss carryforwards	$10,234,999	[a]	$75,830,913	[b]	$2,672,493,978	$370,693,032

aIncludes $10,234,999 from the merged Franklin Global Communications Fund and Franklin Technology Fund, which may be carried over to offset future capital gains, subject to certain limitations.
bIncludes $13,543,792 from the merged Franklin Capital Growth Fund, which may be carried over to offset future capital gains, subject to certain limitations.

During the year ended September 30, 2014, Franklin DynaTech Fund and Franklin Income Fund utilized $4,357,269 and $3,170,534,717, respectively, of capital loss carryforwards.

On September 30, 2014, Franklin U.S. Government Securities Fund had expired capital loss carryforwards of $47,763,112, which were reclassified to paid-in capital.

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2014, Franklin DynaTech Fund deferred late-year ordinary losses of $6,251,481.

The tax character of distributions paid during the years ended September 30, 2014 and 2013, was as follows:

	Franklin		Franklin
	DynaTech Fund		Growth Fund
	2014	2013	2014	2013
Distributions paid from:
Ordinary income	$—	$—	$45,007,570	$19,002,407
Long term capital gain	76,939,871	—	—	—
	$76,939,871	$—	$45,007,570	$19,002,407

			Franklin
	Franklin		U.S. Government
	Income Fund		Securities Fund
	2014	2013	2014	2013
Distributions paid from:
Ordinary income	$4,287,141,443	$4,174,523,786	$250,125,246	$352,705,732

	Franklin Utilities Fund
	2014	2013
Distributions paid from:
Ordinary income	$158,635,095	$160,678,452
Long term capital gain	11,446,235	—
	$170,081,330	$160,678,452

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5. Income Taxes (continued)

At September 30, 2014, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	DynaTech Fund	Growth Fund	Income Fund
Cost of investments	$1,324,979,979	$4,483,306,855	$86,819,268,927

Unrealized appreciation	$956,540,063	$5,508,055,825	$11,238,203,182
Unrealized depreciation	(12,551,831)	(24,785,109)	(4,135,920,067)
Net unrealized appreciation (depreciation)	$943,988,232	$5,483,270,716	$7,102,283,115

Undistributed ordinary income	$—	$30,904,232	$6,435,501
Undistributed long term capital gains	79,995,454	—	—
Distributable earnings	$79,995,454	$30,904,232	$6,435,501

	Franklin U.S.
	Government	Franklin
	Securities Fund	Utilities Fund
Cost of investments	$6,665,341,290	$3,790,697,225

Unrealized appreciation	$283,404,871	$1,949,413,840
Unrealized depreciation	(39,834,222)	(797,602)
Net unrealized appreciation (depreciation)	$243,570,649	$1,948,616,238

Undistributed ordinary income	$3,210,532	$25,098,665
Undistributed long term capital gains	—	119,297,436
Distributable earnings	$3,210,532	$144,396,101

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, bond discount and premiums, corporate actions and equity-linked securities.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2014, were as follows:

				Franklin U.S.
	Franklin	Franklin	Franklin	Government	Franklin
	DynaTech Fund	Growth Fund	Income Fund	Securities Fund	Utilities Fund
Purchases	$755,654,437	$431,866,920	$39,622,581,734	$5,185,026,649	$516,716,247
Sales	$534,857,171	$129,390,803	$31,881,337,152	$6,982,767,018	$422,131,649

Transactions in options written during the year ended September 30, 2014, were as follows:

	Number of	Premiums
	Contracts	Received
Franklin Income Fund
Options outstanding at September 30, 2013	—	$—
Options written	97,433	10,368,275
Options expired	(57,433)	(5,930,608)
Options exercised	(35,000)	(4,339,904)
Options closed	(5,000)	(97,763)
Options outstanding at September 30, 2014	—	$—

See Notes 1(e) and 9 regarding derivative financial instruments and other derivative information, respectively.

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FRANKLIN CUSTODIAN FUNDS
NOTES TO FINANCIAL STATEMENTS

7. Credit Risk and Defaulted Securities

At September 30, 2014, Franklin Income Fund had 35.43% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Franklin Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2014, the aggregate value of these securities represents less than 0.05% of the fund’s net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. Restricted Securities

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At September 30, 2014, Franklin Income Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value

21,666,666	First Data Holdings Inc., B (Value is 0.09% of Net Assets)	6/26/14	$86,666,664	$86,184,148

9. Other Derivative Information

For the year ended September 30, 2014, the effect of derivative contracts on Franklin Income Fund’s Statements of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Statement of Operations Locations	for the Year	for the Year
Equity contracts	Net realized gain (loss) from written options	$7,164,495	$ —

For the year ended September 30, 2014, the average month end fair value of derivatives represented less than 0.01% of average month end net assets. The average month end number of open derivative contracts for the year was 1.

See Notes 1(e) and 6 regarding derivative financial instruments and investment transactions, respectively.

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FRANKLIN CUSTODIAN FUNDS
NOTES TO FINANCIAL STATEMENTS

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for Franklin Income Fund for the year ended September 30, 2014, were as shown below.

	Number of			Number of
	Shares/			Shares/
	Warrants/			Warrants/
	Principal			Principal
	Amount*			Amount*
	Held at			Held at
	Beginning	Gross	Gross	End	Value at	Investment	Realized
Name of Issuer	of Year	Additions	Reductions	of Year	End of Year	Income	Gain (Loss)
Non-Controlled Affiliates
Agrium Inc.	7,500,000	—	—	7,500,000	$667,500,000	$19,125,000	$—
Callon Petroleum Co.	2,957,000	—	(2,957,000)	—	—	—	14,310,882
Callon Petroleum Co., senior secured note,
13.00%, 9/15/16	55,135,500	—	(55,135,500)	—	—	2,667,328	504,178
CEVA Group PLC, Dollar Tranche B L/C,
5.247%, 8/31/16	13,684,211	—	(13,684,211)	—	—	400,263	261,140
CEVA Group PLC, first lien, 144A, 7.00%,
3/01/21	—	15,000,000	—	15,000,000	15,075,000	557,083	—
CEVA Group PLC, Pre-Funded L/C, 6.50%,
3/19/21	—	20,320,197	—	20,320,197	19,744,465	642,062	—
CEVA Group PLC, secured note, 144A,
9.00%, 9/01/21	—	20,000,000	—	20,000,000	20,187,500	955,000	—
CEVA Group PLC, senior note, first lien,
144A, 4.00%, 5/01/18	261,778,982	—	(75,000,000)	186,778,982	172,303,611	8,797,035	(5,758,487)
CEVA Holdings LLC	91,371	—	—	91,371	100,508,166	—	—
CEVA Holdings LLC, cvt. pfd., A-1	2,897	—	—	2,897	4,490,738	—	—
CEVA Holdings LLC, cvt. pfd., A-2	112,565	—	(2,000)	110,565	121,621,588	—	(1,084,686)
Dex Media Inc.	2,048,551	—	—	2,048,551	19,584,148	—	—
Dex Media Inc., senior sub. note, PIK,
14.00%, 1/29/17	38,640,842	2,759,970	—	41,400,812	26,910,528	2,752,194	—
Dex Media West LLC, Term Loan B, 8.00%,
12/30/16	3,865,349	—	(2,383,242)	1,482,107	1,374,654	106,850	(21,356)
Dynegy Holdings Inc., Escrow Account	1,024,235,000	—	—	1,024,235,000	—	—	—
Dynegy Inc.	25,058,906	—	(9,058,906)	16,000,000	461,760,000	—	(118,159,009)
Dynegy Inc., senior note, 5.875%, 6/01/23	75,000,000	30,000,000	—	105,000,000	98,437,500	6,013,715	—
Dynegy Inc., wts., 10/02/17	1,143,273	—	—	1,143,273	4,733,150	—	—
Dynegy Roseton Danskammer Pass Through
Trust, Escrow Account, B	40,000,000	—	—	40,000,000	—	—	—
[a]R.H. Donnelley Inc., Term Loan B, 9.75%,
12/30/16	40,152,231	—	(17,874,385)	22,277,846	16,429,911	3,720,115	(487,214)
Total Affiliated Securities (Value is 1.86% of Net Assets)					$1,750,660,959	$45,736,645	$(110,434,552)

*In U.S. dollars unless otherwise indicated.
aCompany is a wholly owned subsidiary of Dex Media Inc.

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FRANKLIN CUSTODIAN FUNDS
NOTES TO FINANCIAL STATEMENTS

11. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended September 30, 2014, the Funds did not use the Global Credit Facility.

12. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,205,796,561	$—	$—	$2,205,796,561
Short Term Investments	63,171,650	—	—	63,171,650
Total Investments in Securities	$2,268,968,211	$—	$—	$2,268,968,211
Franklin Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$9,343,603,597	$—	$—	$9,343,603,597
Short Term Investments	520,027,951	102,946,023	—	622,973,974
Total Investments in Securities	$9,863,631,548	$102,946,023	$—	$9,966,577,571

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NOTES TO FINANCIAL STATEMENTS

12. Fair Value Measurements (continued)
	Level 1	Level 2	Level 3		Total
Franklin Income Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Energy	$7,888,033,651	$651,135,402	$—		$8,539,169,053
Financials	4,743,782,423	257,687,500	—		5,001,469,923
Industrials	3,696,197,028	226,620,492	—		3,922,817,520
Information Technology	1,937,147,281	—	86,184,148		2,023,331,429
Utilities	11,270,051,286	123,550,000	—		11,393,601,286
All Other Equity Investments[a]	17,506,158,298	—	—		17,506,158,298
Equity-Linked Securities	—	7,907,157,387	—		7,907,157,387
Convertible Bonds	—	856,291,741	—		856,291,741
Corporate Bonds	—	32,847,875,826	—		32,847,875,826
Senior Floating Rate Interests	—	3,202,004,824	—		3,202,004,824
Escrows and Litigation Trusts	—	—	150,000	[c]	150,000
Short Term Investments	584,780,335	136,744,420	—		721,524,755
Total Investments in Securities	$47,626,150,302	$46,209,067,592	$86,334,148		$93,921,552,042
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$—	$6,815,142,058	$—		$6,815,142,058
Short Term Investments	93,769,881	—	—		93,769,881
Total Investments in Securities	$93,769,881	$6,815,142,058	$—		$6,908,911,939
Franklin Utilities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$5,412,944,976	$—	$—		$5,412,944,976
Corporate Bonds	—	50,941,150	—		50,941,150
Senior Floating Rate Interests	—	26,698,255	—		26,698,255
Short Term Investments	70,794,082	177,935,000	—		248,729,082
Total Investments in Securities	$5,483,739,058	$255,574,405	$—		$5,739,313,463

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at September 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year.

13. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

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FRANKLIN CUSTODIAN FUNDS
NOTES TO FINANCIAL STATEMENTS

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

14. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Currency	Selected Portfolio
EUR Euro	ADR	American Depositary Receipt
GBP British Pound	DIP	Debtor-In-Possession
	FHLB	Federal Home Loan Bank
	FHLMC	Federal Home Loan Mortgage Corp.
	FNMA	Federal National Mortgage Association
	FRN	Floating Rate Note
	GP	Graduated Payment
	L/C	Letter of Credit
	MTN	Medium Term Note
	PIK	Payment-In-Kind
	SF	Single Family

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FRANKLIN CUSTODIAN FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Franklin Custodian Funds

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund (constituting The Franklin Custodian Funds, hereafter referred to as the “Funds”) at September 30, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 17, 2014

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FRANKLIN CUSTODIAN FUNDS

Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended September 30, 2014:

Franklin	Franklin
DynaTech Fund	Utilities Fund
$76,939,871	$11,446,235

Under Section 871(k)(2)(C) of the Code, Franklin Utilities Fund hereby reports the maximum amount allowable but no less than $423,935 as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2014.

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2014:

Franklin	Franklin	Franklin
Growth Fund	Income Fund	Utilities Fund
100.00%	28.49%	100.00%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2014:

Franklin	Franklin	Franklin	Franklin
DynaTech Fund	Growth Fund	Income Fund	Utilities Fund
$9,496,052	$123,781,357	$1,771,067,151	$191,696,119

Distributions, including qualified dividend income, paid during calendar year 2014 will be reported to shareholders on Form 1099-DIV by mid-February 2015. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2014:

	Franklin
Franklin	U.S. Government	Franklin
Income Fund	Securities Fund	Utilities Fund
$1,770,106,215	$244,083,932	$4,943,978

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1976	138	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since	112	Avis Budget Group Inc. (car rental),
One Franklin Parkway		October 2014		Omnicom Group Inc. (advertising and
San Mateo, CA 94403-1906				marketing communications services)
and H.J. Heinz Company (processed
foods and allied products) (1998-2006).

Principal Occupation During at Least the Past 5 Years:
Founding Partner and Senior Managing Director, Strategic Investment Group (investment management group) (1987-present); director of various companies; and formerly, Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution)
(1977-1987).

Sam Ginn (1937)	Trustee	Since 2007	112	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
(global energy company) (1989-2009),
Hewlett-Packard Company (technology
company) (1996-2002), Safeway, Inc.
(grocery retailer) (1991-1998) and
TransAmerica Corporation (insurance
company) (1989-1999).

Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly, Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012-2014);
Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 1998	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
allied products) (1994-2013), RTI
International Metals, Inc. (manufacture
and distribution of titanium), Canadian
National Railway (railroad) and White
Mountains Insurance Group, Ltd.
(holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

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FRANKLIN CUSTODIAN FUNDS

Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	138	Boeing Capital Corporation
One Franklin Parkway				(aircraft financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2005	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	138	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
(2010-2012) and Graham Holdings
Company (formerly, The Washington
Post Company) (education and media
organization).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice
President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice
(2001-2003).

John B. Wilson (1959)	Lead	Trustee since	112	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

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Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2013	148	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) Trustee and		Chairman of the	138	None
One Franklin Parkway	Vice President	Board since 2013,
San Mateo, CA 94403-1906		Trustee since 1983
and Vice President
since 1982

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC;
and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

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FRANKLIN CUSTODIAN FUNDS

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that
Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc.
from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the
Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant
Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN CUSTODIAN FUNDS

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $403,943 for the fiscal year ended September 30, 2014 and $473,888 for the fiscal year ended September 30, 2013.

(b) Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $8,682 for the fiscal year ended September 30, 2014 and $8,682 for the fiscal year ended September 30, 2013. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended September 30, 2014 and $6,930 for the fiscal year ended September 30, 2013. The services for which these fees were paid included technical tax consultation for capital gain tax and withholding tax reporting for foreign governments and requirements on local country’s self-certification forms.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $33,912 for the fiscal year ended September 30, 2014 and $0 for the fiscal year ended September 30, 2013. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $125,824 for the fiscal year ended September 30, 2014 and $39,194 for the fiscal year ended September 30, 2013.  The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e)(1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $168,418 for the fiscal year ended September 30, 2014 and $54,806 for the fiscal year ended September 30, 2013.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially  affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2014